Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☐ POST-EFFECTIVE AMENDMENT NO.

THE BOND FUND OF AMERICA, INC.

(Exact Name of Registrant as Specified in Charter)

333 SOUTH HOPE STREET
LOS ANGELES, CA 90071

(Address of Principal Executive Offices)

(213) 486-9200

(Registrant’s Telephone Number)

Kristine M. Nishiyama

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071

(Name and Address of Agent for Service)

with copies to:

Timothy W. McHale Capital Research and Management Company 333 South Hope Street Los Angeles, CA 90071 Phone No.: (213) 486-9200 Fax No.: (213) 615-0430	Michael Glazer Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071 Phone No.: (213) 680-6646 Fax No.: (213) 680-6499

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on December 2, 2009, or as soon thereafter as practicable pursuant to a request for acceleration.

Title of Securities Being Registered: Class A, B, C, F-1, F-2, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3, R-4, R-5 and R-6 shares of common stock, par value $0.001, of The Bond Fund of America, Inc.  No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

PART A

Important Proxy Materials

PLEASE CAST YOUR VOTE NOW

Endowments
One Market, Steuart Tower, Suite 1800
San Francisco, California 94105

December 2, 2009

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of Endowments -- Bond Portfolio (the “Fund”) will be held on January 27, 2010. The purpose of the meeting is to vote on an important proposal to reorganize and merge the Fund into The Bond Fund of America, Inc. (“BFA”).  As a shareholder, you have the opportunity to voice your opinion on the matters that materially affect your Fund.  In this proposed transaction, you would become a shareholder of BFA and the value of your account in BFA on the date of the closing of the transaction would be the same as the value of your Fund account immediately before the transaction.  Capital Research and Management Company is the investment adviser to the Fund and BFA.

The Boards of each of the funds have carefully reviewed the proposed transaction and have determined that it is in the best interests of each fund and its shareholders to reorganize and merge the Fund into BFA.  Therefore, the Board of the Fund recommends that you vote “FOR” the proposal.  BFA will provide shareholders with a fund that has the same investment objective and a substantially similar investment strategy as the Fund. If the Fund’s shareholders do not approve the contemplated transaction, the Fund’s Board of Trustees and investment adviser will have to consider other strategic alternatives, including liquidating the Fund.

Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballot(s), for this special meeting.  The materials provide you with detailed information about the transaction, including the reasons why the Board of the Fund believes that this reorganization is in the best interests of the Fund and its shareholders.  The Board of the Fund urges you to vote in favor of this proposed reorganization.

Every vote counts!  We urge you to vote as soon as possible.  Your vote is important, regardless of the number of shares you own.  You are entitled to one vote for each share that you own of the Fund on the record date (November 18, 2009).

To cast your vote, simply complete the proxy card(s) enclosed in this package.  Be sure to sign the card(s) before mailing it in the postage paid envelope included in this package.  If you have questions, please call Abbe Shapiro at 310-996-6153.  We will be glad to help you get your vote in quickly.  Thank you for your participation in this important initiative.

Sincerely,

/s/ Robert G. O’Donnell

Robert G. O’Donnell

Vice Chairman of the Board

Important information to help you understand and vote on the proposal

Please read the full text of the Combined Proxy Statement/Prospectus.  Below is a brief overview of the proposal to be voted upon.  Your vote is important.

What am I being asked to vote on?

You are being asked to vote on a reorganization and merger of Endowments -- Bond Portfolio (the “Fund”) into The Bond Fund of America, Inc. (“BFA”).  Specifically, you are being asked to approve an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) that provides for the transfer to BFA of all the assets of the Fund in exchange solely for Class A shares of common stock of BFA and the assumption by BFA of all of the Fund’s liabilities.  The Fund will then distribute such shares to its shareholders in liquidation and dissolution of the Fund.

Have the funds’ Boards of Directors/Trustees approved the reorganization?

Yes.  The Boards of the Fund and BFA have unanimously approved the proposal and the Fund's Board recommends that its shareholders vote to approve it.

What are the reasons for and advantages of the proposed reorganization?

Due to a number of factors, including the relatively small size of the Fund and changes in the fixed-income market as a result of recent market turmoil, we believe it is in shareholders’ best interests to reorganize and merge the Fund with BFA.  BFA is also managed by Capital Research and Management Company, has similar investment objectives and guidelines as the Fund, shares similar investment personnel and is significantly larger in size and thus has a favorable expense structure.  Importantly, after the reorganization current Fund shareholders would continue to receive the same services they receive today.

Do the funds being merged have similar investment objectives and policies?

Like the Fund, BFA’s investment objective is to provide a high level of current income consistent with capital preservation. The Fund and BFA have substantially similar investment guidelines.  However, unlike the Fund, BFA has the ability to invest up to 15% of its assets in debt securities with credit ratings below investment grade (i.e., rated Ba1 or BB+ and below by Standard & Poor’s and Moody’s).  This flexibility is intended to provide BFA with unique investment opportunities consistent with its investment objective.

How do the expense structures of the Funds compare?

As more fully discussed below, the Class A shares of BFA have lower expenses than shares of the Fund.  The estimated effective investment advisory fee for BFA would be lower than the current advisory fee for the Fund.

Is the investment manager for BFA the same as for the Fund?

Yes.  Capital Research and Management Company is the investment adviser to BFA and the Fund.

Is the reorganization a taxable event for federal income tax purposes?

No. Typically a fund reorganization does not result in a gain or loss for federal or state income tax purposes.

What if there are not enough votes of the Fund’s shareholders to approve the reorganization?

If there are not enough votes to approve the Fund’s proposal by the time of your shareholder meeting (January 27, 2010), the meeting may be adjourned to permit further solicitation of proxy votes.  If the Fund’s shareholders do not ultimately approve the proposal, the Fund’s Board of Trustees and investment adviser will have to consider other strategic alternatives for the Fund, including possibly liquidating the Fund.

Who will pay the costs associated with obtaining shareholder approval for the proposed reorganization?

The Fund's Board of Trustees has determined that the expenses associated with obtaining shareholder approval of the proposed merger, including printing and mailing of this Combined Proxy Statement/Prospectus, are appropriate expenses for the Fund to incur. The Fund does not expect to incur any expenses related to the solicitation of proxies.

How many votes am I entitled to cast?

Each whole share of the Fund you held as of the close of business on the Record Date (November 18, 2009) is entitled to one vote, and each fractional share is entitled to a proportionate fractional vote, at the Fund’s Special Meeting.

How do I vote my shares?

You can vote your shares by mail or attending the Special Meeting in person. You can vote by completing, signing and dating the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope.  Proxy cards that are signed and dated, but not completed, will be voted “For” the reorganization.  If you need assistance, or have any questions regarding the proposals or how to vote your shares, please call Abbe Shapiro at 310-996-6153.

Your vote is important, regardless of the number of shares you own.  Please take a few minutes to read the enclosed material and vote your shares.

How do I sign the proxy card?

Please complete, sign and date the proxy card(s).  When signing the proxy card the person signing must indicate his or her capacity.  For example, a trustee for a trust or other entity should sign, “John Doe, Trustee.”

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
December 2, 2009

To the shareholders:

Notice is given that a meeting of shareholders (the “Special Meeting”) of Endowments -- Bond Portfolio (the “Fund”) will be held on January 27, 2010, at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, 94105 at 2 p.m., Pacific time, and at any adjournment or adjournments thereof, for the following purposes:

1.
To approve a proposed Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between Endowments -- Bond Portfolio (the “Fund”) and The Bond Fund of America, Inc. (“BFA”).  The Agreement contemplates the transfer to BFA of all the assets of the Fund in exchange solely for Class A shares of common stock of BFA and the assumption by BFA of all of the Fund’s liabilities.  The Agreement further contemplates the distribution of such shares to the shareholders of the Fund, and the liquidation and dissolution of the Fund.

2.	To consider and act upon any other business as may properly come before the Special Meeting and any adjournment or adjournments thereof.

The proposed business cannot be conducted for the Fund at its shareholder meeting unless the required quorum of its shares on November 18, 2009 (the “Record Date”) is present in person or by proxy. Therefore, please mark, sign, date and return the enclosed proxy card(s) as soon as possible. You may revoke your proxy at any time before its use. Please be certain to vote each proxy card you receive. Only shareholders of record at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof.

By order of the Board of Trustees of the Fund,

/s/ Patrick F. Quan

Patrick F. Quan Vice President and Secretary of Endowments

Shareholders are invited to attend the meeting in person. However, you may vote prior to the meeting by returning the completed proxy card.  Your vote is important no matter how many shares you owned on the record date.

Important
You can help your Fund by promptly voting your shares by signing, dating and returning the proxy card(s) in the enclosed postage-paid envelope.

COMBINED PROXY STATEMENT/PROSPECTUS

RELATING TO THE ACQUISITION OF ASSETS OF

ENDOWMENTS -- BOND PORTFOLIO

BY AND IN EXCHANGE FOR CLASS A SHARES OF COMMON STOCK OF

THE BOND FUND OF AMERICA, INC.

333 South Hope Street
Los Angeles, CA 90071
800/421-0180

This Combined Proxy Statement/Prospectus is being furnished to shareholders of Endowments -- Bond Portfolio (the “Fund”) in connection with the solicitation of proxies by, and on behalf of, the Fund’s Board of Trustees for use at a Special Meeting of shareholders of the Fund and at any adjournments thereof (the “Special Meeting”).  The Special Meeting of the Fund will be held on January 27, 2010 at 2 p.m. Pacific time at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor San Francisco, California, 94105.

As more fully described in this Combined Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) relating to the proposed acquisition of the Fund by The Bond Fund of America, Inc. (“BFA”).  As the context requires, the term “Reorganization” is used in this Combined Proxy Statement/Prospectus to describe the transactions contemplated by the Agreement with respect to the Fund.

 This Combined Proxy Statement/Prospectus relates to the proposed transfer to BFA of all of the assets of the Fund, in exchange for Class A shares of common stock of BFA and the assumption by BFA of the Fund’s liabilities.  The shares of BFA will then be distributed to the shareholders of the Fund in conjunction with the reorganization and merger of the Fund into BFA. As a result of the Reorganization, each shareholder of the Fund would receive an equivalent value of Class A shares of BFA common stock for shares of beneficial interest such shareholder holds in the Fund.

The Board of Trustees of the Fund believes that the Reorganization is in the best interest of the Fund and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.  If the Reorganization is approved, the investment advisory fee of BFA immediately after the closing of the transaction is expected to be lower than the current investment advisory fee of the Fund as described in more detail below.  The expense ratio for Class A shares of BFA is expected to be lower than that of the Fund.

For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Fund, BFA and their shareholders.  The investment objectives of the Fund and BFA are the same.  BFA, like the Fund, seeks to provide a high level of current income consistent with capital preservation.

This Combined Proxy Statement/Prospectus sets forth concisely information about BFA that shareholders of the Fund should know before investing and should be read and retained by investors for future reference.  Copies of the prospectus and retirement plan prospectus (together, the “prospectus”) for BFA, dated March 1, 2009 have been filed with the Securities and Exchange Commission (the “SEC”), are enclosed with this Combined Proxy Statement/Prospectus, and are incorporated by reference herein.

A Statement of Additional Information dated December 2, 2009, relating to this Combined Proxy Statement/Prospectus, has been filed with the SEC and is incorporated by reference herein.  A Statement of Additional Information for BFA dated March 1, 2009, as supplemented, containing additional and more detailed information about BFA, has been filed with the SEC and is incorporated by reference herein.

In addition, the prospectus for the Fund dated October 1, 2009, which has been previously delivered to shareholders, and the Statement of Additional Information for the Fund, also dated October 1, 2009, have been filed with the SEC and are incorporated by reference herein.  The annual report for the Fund for its fiscal year ended July 31, 2009, and the semi-annual report for the Fund for the six months ended January 31, 2009, have been previously mailed to shareholders and filed with the SEC.

Copies of these documents are available without charge and can be obtained by writing to the secretary of the Fund at One Market, Steuart Tower, Suite 1800, San Francisco, California, 94105 or BFA at 333 South Hope Street, Los Angeles, California 90071or by calling American Funds Service Company, toll free, at 1-800-421-0180.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov.  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Combined Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THE FUND OR BFA IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUND AND BFA INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This Combined Proxy Statement/Prospectus is dated December 2, 2009.

TABLE OF CONTENTS

Page
I.	Proposal – To Approve the Agreement and Plan of Reorganization and Liquidation	x
A.	Overview	x
B.	Comparison Fee Table and Examples	x
C.	Comparison of Investment Results	x
D.	Summary of Investment Objectives, Strategies and Risks	x
E.	Key Information about the Proposed Reorganization	x
1.	Summary of the Proposed Reorganization	x
2.	Description of BFA’s Shares	x
3.	Reasons for the Reorganization	x
4.	Federal Income Tax Consequences	x
5.	Comparison of Shareholder Rights	x
6.	Comparison of Valuation Procedures; Purchase, Redemption, Exchange and Dividend Policies	x
7.	Capitalization	x
8.	Investment Adviser	x
9.	Distribution	x
10.	Service Providers	x
11.	Financial Highlights	x
II.	Voting Information	x
A.	Method and Cost of Solicitation	x
B.	Right of Revocation	x
C.	Voting Securities and Principal Holders	x
D.	Interest of Certain Persons in the Reorganization	x
III.	Further Information about the Fund and BFA	x
IV.	Miscellaneous Matters	x
A.	Other Business	x
B.	Next Meeting of Shareholders	x
C.	Legal Matters	x
D.	Independent Registered Public Accounting Firm	x

APPENDICES

Appendix A – Form of Proxy Card
Appendix B – Form of Agreement and Plan of Reorganization and Liquidation
Appendix C – Comparison of Fundamental Investment Policies
Appendix D – Summary Comparison of Governing Documents and State Law

I. PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

A.	OVERVIEW

At a meeting held on September 9, 2009, the Board of Trustees of the Fund, including all of the Trustees of the Fund’s Board who are not “interested persons” of the Fund (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved an Agreement and Plan of Reorganization and Liquidation, a copy of which is attached to this proxy statement as Appendix B.  If the Reorganization is approved and implemented, shareholders of the Fund will become shareholders of BFA.  The Fund and BFA have the same investment adviser, Capital Research and Management Company (“CRMC” or the “Investment Adviser”).  BFA’s investment objectives are the same as the Fund’s objectives and BFA’s principal investment strategies are substantially similar to the investment strategies of the Fund, all as discussed in further detail below.

The Board of Trustees of the Fund recommends that the shareholders of the Fund vote “FOR” the Agreement and the resulting Reorganization.

B.	COMPARISON FEE TABLE AND EXAMPLES

The following tables show the shareholder fees (paid directly from your investment) for the Fund and BFA:

Endowments -- Bond Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Class A shares of The Bond Fund of America
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%*
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

*Purchases made by shareholders who obtained shares as a result of the acquisition of Endowments -- Bond Portfolio by The Bond Fund of America, Inc. are not subject to a sales charge.

The information in the following tables reflect annual fund operating expenses shares of Endowments - Bond Portfolio as of July 31, 2009 and Class A shares of BFA as of June 30, 2009. The expenses are not expected to be affected materially by the reorganization.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Endowments – Bond Portfolio

Management fees	0.50%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.31%
Total annual fund operating expenses	0.81%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

BFA Class A Shares

Management Fees	0.25%
Distribution and/or service (12b-1 fees)	0.25%
Other Expenses	0.17%
Total annual fund operating expenses	0.67%

Comparison of Investment Advisory Fee and Breakpoint Schedules

Set forth below are the investment advisory fee and breakpoint schedules from the Investment Advisory and Service Agreements of the Fund and BFA.  The agreements for the Fund and BFA set forth a monthly advisory fee calculated at the annual rate according to the following schedules.

Endowments -- Bond Portfolio

•	0.50% per annum of the first $150 million of the Fund's average daily net assets during the month, plus
•	0.40% on the portion of such net assets in excess of $150 million

The Bond Fund of America, Inc.

•	0.30% per annum of the first $60 million of BFA’s average daily net assets during the month, plus
•	0.21% per annum on the portion of such net assets between $60 million and $1 billion, plus
•	0.18% per annum on the portion of such net assets between $1 billion and $3 billion, plus
•	0.16% per annum on the portion of such net assets between $3 billion and $6 billion, plus
•	0.15% per annum on the portion of such net assets between $6 billion and $10 billion, plus
•	0.14% per annum on the portion of such net assets between $10 billion and $16 billion, plus
•	0.13% on the portion of such net assets between $16 billion and $20 billion; plus
•	0.12% on the portion of such net assets between $20 billion and $28 billion; plus
•	0.115% on the portion of such net assets between $28 billion and $36 billion; plus
•	0.11% on the portion of such net assets in excess of $36 billion, plus
•	2.25% of the Fund’s first $8,333,333 of monthly gross income, plus
•	2% of such income between $8,333,333 and $41,666,667, plus
•	1.75% of such income in excess of $41,666,667.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in BFA.

The examples assume that you invest $10,000 in the Fund or BFA for the time periods indicated, and then redeem all of your shares at the end of those periods. The examples assume that no sales charge is paid. The examples also assume that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the operating expenses remain the same as shown above.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Endowments - Bond Portfolio

1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

The Bond Fund of America, Inc.

	1 year	3 years	5 years	10 years
Class A	$68	$214	$373	$835

Portfolio turnover

The funds pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio. During BFA's most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

C.	COMPARISON OF INVESTMENT RESULTS

Investment Results for Periods Ended December 31, 2008

The bar charts below show how the investment results of the Fund and BFA have varied from year to year, and the table following each bar chart shows the average annual total returns of each fund for various periods. This information provides some indication of the risks of investing in the funds. Past results (before and after taxes) are not predictive of future results. Updated information on both funds’ results can be obtained by calling American Funds Service Company at 1-800-421-0180.

Endowments -- Bond Portfolio

[bar chart]
1999	-0.40%
2000	9.72
2001	7.77
2002	8.29
2003	9.66
2004	4.80
2005	1.94
2006	5.09
2007	2.12
2008	-11.60
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest 4.49% (quarter ended June 30, 2003)

Lowest -7.79% (quarter ended September 30, 2008)

The fund’s total return for the six months ended June 30, 2009, was 5.86%.

Average annual total returns
For the periods ended December 31, 2008
	1 year	5 years	10 years
first sold 5/28/1974	-11.60%	0.27%	3.55%

	1 Year	5 Years	10 Years
Barclays Capital U.S. Aggregate Index1	5.24%	4.65%	5.63%

Annualized 30-day yield at July 31, 20092: 4.08%

1 Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime rseults are not shown.
2 Reflects a fee waiver (3.92% without the waiver) as described in the fund’s statement of additional information

The Bond Fund of America, Inc.

[bar chart]
Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

1999	2.29%
2000	6.19
2001	7.15
2002	6.11
2003	12.22
2004	5.85
2005	1.94
2006	5.88
2007	3.37
2008	-12.24
[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest  5.41% (quarter ended June 30, 2003)

Lowest -6.82% (quarter ended September 30, 2008)

Average annual total returns
For the periods ended December 31, 2008 (with maximum sales charges)
		1 year	5 years	10 years
Class A	first sold 5/28/1974
Before taxes		-15.54%	-0.05%	3.29%
After taxes on distributions		-17.32%	-1.85%	1.05%
After taxes on distributions and sale of fund shares		-9.96%	-1.00%	1.47%

	1 Year	5 Years	10 Years
Barclays Capital U.S. Aggregate Index1	5.24%	4.65%	5.63%
Consumer Price Index2	-5.88%	1.60%	3.77%
Lipper Corporate Debt A Rated Bond Funds Average3	0.09%	2.67%	2.52%

Annualized 30 day yield at July 31, 2009: 4.63%

1 Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime rseults are not shown.
2 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.
3 Lipper Corporate Debt A-Rated Bond Funds Average is composed of funds that invest primarily in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

D.	SUMMARY OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Comparison of Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

BFA, like the Fund, has the objective of providing shareholders as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

BFA and the Fund seek to achieve their investment objectives by investing primarily in bonds. Normally, at least 80% of each fund’s assets will be invested in bonds and other debt securities.

The Fund invests in debt securities rated Baa3 or better by Moody’s Investors Service or BBB- or better by Standard & Poor’s Corporation or in unrated securities that are determined to be of equivalent quality. The Fund also invests in securities issued and guaranteed by the U.S. government.

BFA invests a majority of its assets in debt securities with quality ratings of A3/A- or better, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. Unlike the Fund, BFA is permitted to invest a portion of its assets in high-risk, high-yield debt securities. BFA’s current practice is not to invest more than 15% of its assets in debt securities rated Ba1 and BB+ or below or in debt securities that are unrated but determined by BFA’s investment adviser to be of equivalent quality.

Principal Investment Risks

Because of their similar investment objectives and strategies, BFA and the Fund have substantially similar risks.  The following is a discussion of the principal risks of investing in BFA and the Fund.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectuses and statements of additional information of BFA and the Fund.  After the Reorganization, the investments of the Fund’s shareholders will be subject to BFA’s risks.

•	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

•
The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of those securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

•
Falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

•
Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•	Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

•
A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

•
The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

•
Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Disclosure of Portfolio Holdings

The funds have identical policies regarding disclosure of their portfolio securities.  A description of the funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the Statement of Additional Information for the Fund and BFA.

Investment Restrictions and Limitations

A chart comparing all of the fundamental and non-fundamental investment policies of BFA with those of the Fund is attached as Appendix C.  The policies of BFA differ from those of the Fund mainly in form, but for practical purposes do not impact the way in which BFA is managed compared with the way the Fund is managed.  After the Reorganization, the assets of the Fund’s shareholders will be managed subject to the fundamental and non-fundamental investment restrictions and limitations of BFA.

Legal Proceedings

For information about material pending legal proceedings and regulatory matters, please see the section entitled “General information – Legal proceedings” in the Fund’s and BFA’s Statement of Additional Information, both of which are incorporated herein by reference.

E.	KEY INFORMATION ABOUT THE PROPOSED REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached to this Combined Proxy Statement/Prospectus in Appendix B.

1.	SUMMARY OF THE PROPOSED REORGANIZATION

On September 9, 2009, the Board of Trustees of the Fund approved the Agreement, which contemplates the transfer to BFA of all of the assets of the Fund in exchange for Class A shares of common stock of BFA and the assumption by BFA of all the Fund’s liabilities.  The Board of Directors of BFA approved the Agreement on September 17, 2009. Following the transfer, Class A shares of common stock of BFA will be distributed to shareholders of the Fund.  Endowments’ registration statement will then be updated and filed with the SEC to remove references to the Fund.

BFA and the Fund have the same investment objectives and are managed by CRMC.   The Boards of the funds believe that the Reorganization would not materially alter the nature of the investments of the funds’ shareholders.

As a result of the Reorganization, each shareholder of the Fund will receive Class A shares of common stock of BFA. The number of shares received will depend on the number of Fund shares held by the shareholder and the respective share prices of the Fund and BFA at the time of the transaction (the “Closing Date”).  The Closing Date is currently scheduled to take place in the winter of 2010 (the precise date and time to be determined by the parties) in conjunction with the transfer of the Fund’s assets to BFA.  The Boards of the funds have determined that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization.  For the reasons set forth below under “Reasons for the Reorganization,” the Board of Trustees of the Fund, including its Independent Trustees, concluded that the Reorganization would be in the best interest of the shareholders of the Fund and recommends approval of the Agreement.

Completion of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by the Fund or BFA.  The Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the interests of the shareholders of the Fund may be made after the Special Meeting of the Fund’s shareholders. The Reorganization is not contingent upon the approval of BFA’s shareholders.

The Fund will pay its expenses associated with the Reorganization. No expenses are expected to be incurred for the solication of proxies.

2.	DESCRIPTION OF BFA’S SHARES

BFA is registered with the SEC as an open-end management investment company.  The Directors of BFA are authorized to issue 5,000,000,000 shares of common stock of BFA, par value $0.001.  Each share of BFA represents an equal proportionate interest in BFA with each other share, and each such share is entitled to equal voting, dividend, liquidation and redemption rights.  BFA’s Class A shares (“Shares”), to be issued to the Fund’s shareholders pursuant to the Reorganization, will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights.  The Shares’ voting and dividend rights, right of redemption, and privilege of exchange are described in the BFA’s Prospectus and Statement of Additional Information.  BFA’s Shares will be sold and redeemed based upon the net asset value (“NAV”) per share of BFA’s Shares next determined after receipt of the purchase or redemption request.

3.	REASONS FOR THE REORGANIZATION

CRMC recommended the Reorganization to the Board of Trustees of the Fund, and the Board considered the recommendation at a meeting of the Board on September 9, 2009. The Board of Directors of BFA considered the recommendation at a meeting of the Board on September 17, 2009. The Boards of the Fund and BFA have each determined that the Reorganization is in the best interests of the shareholders of the Fund and BFA and that the Reorganization will not result in a dilution of the interests of shareholders of the Fund or BFA.  Each Board has unanimously approved the Agreement and the Reorganization and the Board of Trustees of the Fund recommends that its shareholders vote in favor of the Reorganization by approving the Agreement.

In considering the Reorganization, the Boards of the funds considered a number of factors, including among others the following:

(1) Due to a number of factors, including the relatively small size of the Fund and changes in the fixed-income market as a result of recent market turmoil, managing the Fund has become challenging.

(2) The Fund’s Board of Trustees considered that the total expense ratio of Class A shares of BFA, taking into account the Reorganization, would be less than the total expense ratio of the Fund.  This is due in part to the fact that BFA is significantly larger than the Fund, and BFA is able to take advantage of the various breakpoints built into its advisory fee schedule.

(3) BFA and the Fund have identical investment objectives and substantially similar investment policies, and the Fund’s Board of Trustees believes that the differences in BFA’s policies from those of the Fund, as described in Appendix C, provide appropriate additional management flexibility to BFA without sacrificing significant investor protection. In addition, CRMC is the investment manager of BFA as well as the Fund, and the other service providers of BFA are identical to those of the Fund.

 (4) The Reorganization is intended to permit Fund shareholders to exchange their investment for an investment in BFA without recognizing gain or loss for federal income tax purposes.

For the reasons described above, the Board of Trustees of the Fund unanimously recommends a vote IN FAVOR of the proposed Agreement and the resulting Reorganization.

If the Agreement is not approved by the shareholders of the Fund, the Board of Trustees may consider other alternatives, such as the liquidation of the Fund.  Such other actions may require shareholder approval.

4.	FEDERAL INCOME TAX CONSEQUENCES

Both the Fund and BFA intend to qualify, as of the Closing Date, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, the Fund and BFA have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of the Fund for shares of BFA and the assumption by BFA of the liabilities of the Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) Code.  As a condition to the closing of the Reorganization, BFA and the Fund will receive an opinion of Bingham McCutchen LLP, counsel to the Fund and BFA, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

(1)
The transfer of all of the assets and liabilities of the Fund to BFA in exchange for shares of BFA and the distribution to shareholders of the Fund of Class A shares of BFA, as described in the Agreement, will constitute a tax-free “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the Fund and BFA each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)
No gain or loss will be recognized by the Fund upon (a) the transfer of its assets and liabilities to BFA in exchange for the issuance of Class A shares of BFA to the Fund and the assumption by BFA of the Fund’s liabilities, if any, and (b) the distribution by the Fund to its shareholders of Class A shares of BFA received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

(3)
No gain or loss will be recognized by BFA upon its receipt of the assets and liabilities of the Fund in exchange for the issuance of Class A shares of BFA to the Fund and the assumption by BFA of the Fund’s liabilities, if any (Section 1032(a) of the Code);

(4)
The tax basis of Class A shares of BFA received by a shareholder of the Fund will be the same as the tax basis of the shareholder’s Fund shares,  immediately prior to the Reorganization (Section 358(a)(i) of the Code);

(5)
The tax basis of BFA in the assets and liabilities of the Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands the Fund, immediately before the Reorganization (Section 362(b) of the Code);

(6)
The tax holding period for the Class A shares of BFA issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the Fund, exchanged therefore, provided that the shareholder held such shares of the Fund as capital assets;

(7)
The tax holding period for BFA with respect to the assets and liabilities of the Fund received in the Reorganization will include the period for which such assets and liabilities were held by the Fund (Section 1223(2) of the Code); and

(8)	Fund shareholders will not recognize gain or loss upon the exchange of their shares of the Fund for Class A shares of BFA as part of the Reorganization.

Shareholders of the Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

The opinion of Bingham McCutchen, LLP is based on the Code, Treasury regulations issued thereunder, administrative pronouncements and judicial interpretations thereof, in each case as in effect on the date thereof, all of which are subject to change.  An opinion of counsel merely represents counsel’s best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts.  Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect.

Significant holders of the Fund.  Pursuant to the Treasury Regulation Section 1.368-3(b), each significant holder of a fund, as defined therein, must include a statement on or with its return for the taxable year of the Reorganization stating the names and employer identification numbers (if any) of all of the parties to the Reorganization, the date of the Reorganization, and the fair market value of the shares of the fund held by such holder and the holder’s basis in such shares immediately before the Reorganization.  This is not tax advice and should not be relied on as such.  Please consult your tax adviser for more information.

5.	COMPARISON OF SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between BFA and the rights of its shareholders and the Fund and the rights of its shareholders. Further information about BFA and the Fund can be found in their respective Prospectuses and Statements of Additional Information. A summary of Maryland corporate law and Delaware business trust law, and a comparison of the relevant provisions of the governing documents of BFA and the Fund, are included in Appendix D to this Combined Proxy Statement/Prospectus.

Organization.  BFA is currently organized as a Maryland corporation.  The Fund is organized as a Delaware business trust.  BFA is authorized to issue 5,000,000,000 shares of common stock. The Fund is authorized to issue an unlimited number of shares of beneficial interest. Each of BFA’s and the Fund’s operations are governed by their respective articles of incorporation or trust instruments, as amended, by-laws and applicable state laws as well as the 1940 Act.

Shareholder Liability.  Under The Maryland General Corporation Law a shareholder of a corporation is generally not obligated to the Maryland corporation or its creditors with respect to the stock, except to the extent that the consideration for the stock has not been paid. Under Delaware law, shareholders of a business trust are generally afforded by statute the same limited liability as corporate shareholders and are permitted broad indemnification rights.

Comparison of Voting Rights.  Each shareholder of the Fund and BFA is entitled to one vote for each share of the fund such shareholder owns and a proportionate fractional vote for each fractional share held.  Shareholders of the Fund and BFA are not entitled to cumulative voting in the election of Trustees or Directors.  The quorum requirement for a shareholders’ meeting of the Fund is one third of the shares entitled to vote on the matter. The quorum requirement for a shareholder meeting regarding a reorganization of the Fund is a majority of shares entitled to vote on the reorganization. The quorum requirement for a shareholders’ meeting of BFA is a majority of the shares entitled to vote on the matter except when a larger quorum is required by applicable law.  The Declaration of Trust for the Fund and the By-Laws for BFA establish the maximum number of days prior to a shareholders’ meeting on which a record date may be set by the fund’s Board; the maximum is 120 days for the Fund and 90 days for BFA.

Under BFA’s Articles of Incorporation shareholders are entitled to vote for the election of directors in order to comply with the1940 Act, other matters that may be required by the 1940 Act or other laws, certain amendments to the Articles of Incorporation and those matters that the Directors may consider necessary or desirable.  Under the Fund’s Trust Instrument shareholders are entitled to vote on the election  or removal of trustees, matters related to the Fund’s investment advisory contract and such additional matters relating to the Fund as may be required by law, the Trust Instrument or By-laws or as the trustees may consider necessary or desirable.

Board of Directors.  The Board of Directors of BFA is different from the Board of Trustees of the Fund.  For more information regarding the Board of Directors of BFA, please refer to BFA’s Statement of Additional Information.

6.	COMPARISON OF VALUATION PROCEDURES; PURCHASE, REDEMPTION, EXCHANGE AND DIVIDEND POLICIES

The Fund and BFA have adopted the same pricing procedures.  The Fund and BFA calculate their net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading.

Shares of the Fund are available only to entities exempt from taxation under Section 501(c)(3) of the Code (“501(c)(3) organizations”), trusts with beneficiaries exempt from taxation under Section 501(c)(3) of the Code and any other entity formed for the primary purpose of benefitting a 501(c)(3) organization. Shares of BFA are available to all types of investors, including 501(c)(3) organizations. Shares of the Fund and BFA are purchased or redeemed at the net asset value per share next determined after a shareholder’s request is received and accepted.  The Fund requires a minimum initial investment of $50,000. The Fund’s minimum may be met by investing a portion of the $50,000 in Endowments -- Growth and Income Portfolio.  There is no minimum for subsequent Fund investments. BFA requires a minimum initial investment of $250 and a minimum additional investment of $50.

The Fund typically distributes dividends to shareholders in March, June, September and December.  BFA declares daily dividends from net investment income and distributes the accrued dividends to shareholders each month.

Further information regarding these matters is available in the Prospectuses and Statements of Additional Information of the Fund and BFA.

7.	CAPITALIZATION

The following table sets forth as of June 30, 2009:  (1) the audited capitalization of the Fund, and (2) the unaudited pro forma combined capitalization of BFA assuming the Reorganization has been approved and completed.  If the Reorganization is completed, the capitalizations are likely to be different on the Closing Date as a result of variations in the value of portfolio investments and daily share purchase and redemption activity.

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Fund	$ 45,798,000	3,435,698	$13.33
BFA	$ 37,890,606,000	3,380,732,000	$11.21
Adjustment for payment of expenses*			None
Pro Forma: BFA	$ 37,936,404,000	3,384,817,459	$11.21

*The adjustment for payment of expenses is the estimated expenses of the Fund associated with obtaining shareholder approval of the proposal contained in this Combined Proxy Statement/Prospectus.

8.	INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Fund and BFA.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolios and business affairs of the Fund and BFA. The total management fees paid by the Fund and BFA, as a percentage of average net assets, for the previous fiscal year appear in the Operating Expenses table above under the heading “Comparison Fee Table and Examples.”

The primary individual portfolio counselors for The Bond Fund of America are:

PORTFOLIO COUNSELOR/ FUND TITLE (IF APPLICABLE)	PORTFOLIO COUNSELOR EXPERIENCE IN THIS FUND	PRIMARY TITLE WITH INVESTMENT ADVISER (OR AFFILIATE) AND INVESTMENT EXPERIENCE	PORTFOLIO COUNSELOR ROLE IN MANAGEMENT OF THE FUND
ABNER D. GOLDSTINE President and Director	35 years (since the fund's inception)	Senior Vice President- Fixed Income, Capital Research and Management Company	Serves as a fixed-income portfolio counselor
Investment professional for 57 years in total; 42 years with Capital Research and Management Company or affiliate
DAVID C. BARCLAY Senior Vice President	14 years	Senior Vice President- Fixed Income, Capital Research and Management Company	Serves as a fixed-income portfolio counselor
Investment professional for 28 years in total, 21 years with Capital Research and Management Company or affiliate
MARK R. MACDONALD Senior Vice President	10 years	Senior Vice President- Fixed Income, Capital Research and Management Company	Serves as a fixed-income portfolio counselor
Investment professional for 24 years in total; 15 years with Capital Research and Management Company or affiliate
JOHN H. SMET Senior Vice President	20 years	Senior Vice President- Fixed Income, Capital Research and Management Company	Serves as a fixed-income portfolio counselor
Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate
MARK H. DALZELL	15 years	Senior Vice President- Fixed Income, Capital Research and Management Company	Serves as a fixed-income portfolio counselor
Investment professional for 31 years in total; 21 years with Capital Research and Management Company or affiliate
SUSAN M. TOLSON	11 years (plus 7 years of prior experience as an investment analyst for the fund)	Senior Vice President- Fixed Income, Capital Research and Management Company	Serves as a fixed-income portfolio counselor
Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information of BFA.

9.	DISTRIBUTION

American Funds Distributors, Inc. is the principal underwriter of the shares of the Fund and BFA. Shares of the Fund are sold without an initial sales charge.  Class A shares of BFA are subject to an initial sales charge, as described in the prospectus.  The initial sales charge will be waived for shareholders who obtain shares of BFA pursuant to the Reorganization.

10.	SERVICE PROVIDERS

American Funds Service Company (“AFS”), a wholly owned subsidiary of CRMC, is the transfer agent for the Fund and BFA and maintains their records of shareholder accounts, processes purchases and redemptions of shares of the Fund and BFA, acts as dividend and capital gain distribution disbursing agent for the Fund and BFA, and performs other related shareholder service functions for the Fund and BFA. The principal office of AFS is located at 6455 Irvine Center Drive, Irvine, CA 92618.  For certain shareholder accounts, third parties which may be unaffiliated with CRMC provide transfer agency and shareholder services in place of AFS. These services are rendered under agreements with AFS or its affiliates and the third parties receive compensation according to such agreements, which will remain in place after the Reorganization.

JPMorgan Chase Bank, located at 270 Park Avenue, New York, NY 10017-2070, is the custodian for the cash and securities of the Fund and BFA.

11.	FINANCIAL HIGHLIGHTS

The financial highlights table for the Fund is intended to help you understand the financial performance of the Fund for the past five fiscal years.  This information has been audited by the Fund’s independent registered public accounting firm, Deloitte & Touche LLP, whose reports, along with the Fund’s financial statements and related notes, are included in the Fund’s annual report, which is available by request and is incorporated by reference herein.

Endowments -- Bond Portfolio

Financial highlights
		(Loss) income from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return(2)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers(2)	Ratio of net income to average net assets(2)
Class A:
Year ended 7/31/2009	$14.65	$.67	$(.97)	$(.30)	$(.76)	$ -	$(.76)	$13.59	(1.75)%	$46.81%		.75%	5.04%
Year ended 7/31/2008	15.82	.83	(1.09)	(.26)	(.91)	-	(.91)	14.65	(1.81)	56.75		.70	5.33
Year ended 7/31/2007	15.99	.83	(.07)	.76	(.93)	-	(.93)	15.82	4.81	60.76		.71	5.12
Year ended 7/31/2006	16.62	.81	(.50)	.31	(.94)	-	(.94)	15.99	1.94	60.79		.74	5.00
Year ended 7/31/2005	16.72	.78	.05	.83	(.93)	-	(.93)	16.62	5.07	65.74		.71	4.61

(1) Based on average shares outstanding.
(2) This column reflects the impact, if any, of certain waivers from Capital Research and Management Company.
During the years shown, Capital Research and Management Company reduced fees for investment advisory services.

The Bond Fund of America, Inc.

The financial highlights table for BFA is intended to help you understand the financial performance of Class A shares of BFA for the past five fiscal years.  This information (except for the six months ended June 30, 2009) has been audited by BFA’s independent registered public accounting firm, Deloitte & Touche LLP, whose reports, along with the BFA’s financial statements and related notes, are included in the BFA’s annual report, which is available by request and is incorporated by reference herein.

Financial highlights1

	(Loss) income from investment operations(2)
	Net asset value, beginning of period	Net Investment income	Net (losses) Gains on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net Investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers (4)	Ratio of net income to average net assets (4)
Class A:
Six months ended 6/30/2009(5)	$10.76	$.29	$.45	$.74	$(.29)	$11.21	7.06%	$25,722	.67%(6)	.67%(6)	5.41%(6)
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	$10.76	(.12)	21,987.65		.63	5.76
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	$13.06	3.37	24,898.63		.61	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	$13.32	5.88	20,670.65		.62	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	$13.22	1.94	17,738.65		.62	4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	$13.65	5.85	15,822.65		.65	4.54

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services.
(5) Unaudited.
(6) Annualized.

12.	AMERICAN FUNDS JOINT PROXY STATEMENT

Please note that shareholders of BFA are currently considering a number of proposals pursuant to a Joint Proxy Statement dated August 28, 2009.  The proposals ask shareholders to (1) elect board members; (2) approve the reorganization of BFA from a Maryland corporation to a Delaware statutory trust; (3) approve updates to certain fundamental investment policies; (4) approve a policy allowing CRMC, which will continue to be BFA’s investment adviser, to appoint subsidiary advisers; (5) approve amendments to BFA’s Investment Advisory and Service Agreement; (6) approve a form of Subsidiary Agreement and appoint subsidiary advisers for BFA; and (7) consider a proposal submitted by shareholders of BFA.  Please see BFA’s prospectus and the joint proxy statement for more details on the transaction. Both documents can be accessed by visiting americanfunds.com.

THE BOARD RECOMMENDS

A VOTE “FOR” THE PROPOSED REORGANIZATION.

II. VOTING INFORMATION

This Combined Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of the Fund to solicit your vote for the proposed Reorganization at a Special Meeting of the shareholders of the Fund.  The Special Meeting will be held at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, 94105, on January 27, 2010, at 2 p.m. Pacific Standard Time.

You may vote by completing and signing the enclosed proxy ballot and mailing it to us in the prepaid return envelope (if mailed in the United States) or by attending the Special Meeting in person.

You may revoke a proxy once it is given.  If you want to revoke a proxy, you must submit a subsequent proxy or a written notice of revocation to the Fund.  You may also give written notice of revocation in person at the Special Meeting.  Each properly executed proxy received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Only shareholders of record on November 18, 2009 (the “Record Date”), are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof.  Each whole share of the Fund held as of the close of business on the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote at the Fund’s Special Meeting.

A majority of the shareholders of the Fund entitled to vote must be present in person or by proxy to constitute a quorum for the Fund.  When a quorum is present, the affirmative vote of the lesser of (1) 50% or more of the Fund’s outstanding shares or (2) 67% or more of the voting securites present in person or by proxy is required to approve the Reorganization.

If a quorum of shareholders of the Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Combined Proxy Statement/Prospectus with respect to the Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting for the Fund to permit further solicitation of proxies.  Any business that might have been transacted at the Special Meeting with respect to the Fund may be transacted at any such adjourned session(s) at which a quorum is present.  The Fund’s Special Meeting may be adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of adjourning the Special Meeting to another date and time, whether or not a quorum is present, and the Special Meeting may be held as adjourned without further notice.  The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote in favor of the reorganization if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the reorganization. The persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct the persons named in the proxy to vote against the reorganization.  The votes may be counted and proposal approved at a Special Meeting for the Fund, including an adjourned meeting.

All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  In addition, under the rules of the New York Stock Exchange if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, such shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against the reorganization.  Treating broker non-votes as votes against the reorganization can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Fund may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Fund also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

The reorganization will be approved only if a sufficient number of votes are cast “FOR” the proposal.  If shareholders of the Fund do not vote to approve the Reorganization, the Board of Trustees of the Fund will consider other possible courses of action with respect to the Fund, including liquidating the Fund

A shareholder of the Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Fund’s Trust Instrument to demand payment for, or an appraisal of, his or her shares.  Shareholders, however, should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is completed, shareholders will be free to redeem the shares of BFA that they receive in the transaction at their then current NAV.  Shares of the Fund may be redeemed at any time prior to the consummation of the Reorganization at their current NAV.  Shareholders of the Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

A.	METHOD AND COST OF SOLICITATION

This Combined Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of the Fund for use at the Special Meeting.  The Fund expects that the solicitation of proxies will be primarily by mail.  The solicitation may also include email or oral communications by certain employees of CRMC, who will not be paid for these services.  The Fund does not expect to incur any solicitation costs.

B.	RIGHT OF REVOCATION

Any shareholder of the Fund giving a proxy may revoke it before it is exercised at the Fund’s Special Meeting, either by providing written notice to the Fund, by submission of a later-dated and duly executed proxy or by voting in person at the Special Meeting.  A prior proxy can also be revoked by proxy by voting again through the toll-free number or the web address listed in the enclosed Voting Instructions.  If not so revoked, the votes will be cast at the Special Meeting and any postponements or adjournments thereof.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy for that Special Meeting.

C.	VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Fund at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting.  Each share of any class of shares is entitled to one vote per share.  As of the Record Date the Fund had xxx shares outstanding.

As of xxx, 2009, shareholders of record and/or beneficial owners (to the Fund’s knowledge) who owned five percent or more of the Fund’s shares are set forth below:

Name and Address	Ownership percentage
Information to come

As of xxx, 2009, the Officers and Trustees of the Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting securities the Fund.

D.	INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION

A beneficial owner of 25% or more of a voting security of the Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC.  A person who controls the Fund could have effective control over the outcome of matters submitted to a vote of shareholders of the Fund.  Based on the information provided above, as of xxx, 2009, no person owned a controlling interest in the Fund.

III. FURTHER INFORMATION ABOUT THE FUND AND BFA

Shareholder reports, proxy statements, registration statements and other information filed by the Fund and BFA may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC:  Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.  Shareholder reports, prospectuses and statements of additional information for the Fund and BFA are also available free of charge by calling American Funds Service Company at 1-800-421-0180.

IV. MISCELLANEOUS MATTERS

A.	OTHER BUSINESS

The Board of Trustees of the Fund knows of no other business to be brought before the Special Meeting.  If any other matters come before the Fund’s Special Meeting, the Board of Trustees of the Fund intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	NEXT MEETING OF SHAREHOLDERS

The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board of Trustees of the Fund may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the Fund at its office at a reasonable time before the Fund begins to print and mail its proxy, as determined by the Board of Trustees of the Fund, to be included in the Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	LEGAL MATTERS

Certain legal matters in connection with the tax consequences of the Reorganization will be passed upon by Bingham McCutchen LLP.

D.	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Fund for the year ended July 31, 2009, contained in the Fund’s 2009 Annual Report to Shareholders, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, which are incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given on their authority as experts in accounting and auditing.

By Order of the Board of Trustees of Endowments -- Bond Portfolio

/s/ Patrick F. Quan
Patrick F. Quan
Vice President and Secretary

Dated:  October 2, 2009

APPENDIX A

FORM OF PROXY CARD

ENDOWMENTS – BOND PORTFOLIO

Proxy Solicited on Behalf of the Board of Trustees
for the Meeting of Shareholders to be held January 27, 2010

The undersigned hereby appoints Kristine M. Nishiyama, Robert G. O'Donnell and Patrick F. Quan, and each of them, his/her true and lawful agents and proxies with full power of substitution to represent the undersigned at the Meeting of Shareholders to be held at the offices of Capital Research and Management Company, One Market, Spear Tower, 39th floor, San Francisco, California, on January 27, 2010, at 2 p.m. Pacific Time, and any adjournments or postponements thereof on all matters coming before said meeting.

Please mark, sign, date and return this proxy.  When properly completed, it will be voted exactly as you instruct.  If you sign and return this proxy, without otherwise completing it, your shares will be voted FOR the proposals.

(Signature of shareholder representative)

(Date)	(Please sign shareholder name as it appears below)

SHAREHOLDER:

Bond Portfolio

1.
To approve a proposed Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between the Fund and The Bond Fund of America, Inc. (“BFA”).  The Agreement contemplates the transfer to BFA of all the assets of the Fund in exchange solely for Class A shares of common stock of BFA and the assumption by BFA of all of the Fund’s liabilities.  The Agreement further contemplates the distribution of such shares to the shareholders of the Fund, and the liquidation and dissolution of the Fund.

[ ] FOR	[ ] AGAINST	[ ] ABSTAIN

VOTE VIA MAIL OR IN PERSON IMPORTANT Shareholders can help avoid the necessity of sending follow-up letters by promptly signing and returning this Proxy. PLEASE SIGN AND DATE BEFORE MAILING.

APPENDIX B

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (the “Agreement”) is dated this _____ day of ________________, 2009, by and between Endowments on behalf of Endowments -- Bond Portfolio (the “Acquired Fund”), a Delaware business trust, and The Bond Fund of America, Inc. (the “Acquiring Fund”), a Maryland corporation.

W I T N E S S E T H:

WHEREAS, the parties hereto are each open-end registered investment companies; and

WHEREAS, the parties hereto desire to provide for the acquisition by the Acquiring Fund of all of the assets and known and disclosed liabilities of the Acquired Fund solely in exchange for the Class A shares of common stock (par value $.001) (“Class A Shares”) of the Acquiring Fund, and for the distribution of such shares thereafter by such Acquired Fund pro rata to its shareholders in complete liquidation of such Acquired Fund and complete cancellation of the shares of the Acquired Fund;

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

1. The parties hereto hereby adopt this Agreement, pursuant to section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to the following plan of reorganization:  the reorganization will be comprised of the acquisition by the Acquiring Fund of all of the properties, assets and known and disclosed liabilities of the Acquired Fund, which will be retained by the Acquiring Fund for the benefit of its shareholders, solely in exchange for Class A Shares of the Acquiring Fund, followed by the distribution of such Acquiring Fund Class A Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, and the liquidation and dissolution of the Acquired Fund all upon and subject to the terms of the Agreement hereinafter set forth.

The share transfer books of the Acquired Fund shall be permanently closed on or before the Closing Date (as hereinafter defined) and only redemption requests made by shareholders of the Acquired Fund pursuant to Section 22(e) of the Investment Company of 1940, as amended (the “1940 Act”) received in proper form on or prior to the close of business on such date shall be fulfilled by the Acquired Fund. Redemption requests received by the Acquired Fund on or after the Closing Date shall be treated as requests for the redemption of the Class A Shares of the Acquiring Fund to be distributed to the shareholder of such Class A Shares as provided in Section 5. Nothing contained herein shall be construed to prevent the Acquired Fund from closing the fund to new investments at an earlier date, as determined by the Acquired Fund.

2. On the Closing Date, all of the assets and known and disclosed liabilities of the Acquired Fund on that date shall be delivered to the Acquiring Fund; and the number of Class A Shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the net assets of the Acquired Fund shall be transferred and delivered to the Acquired Fund.

3. The net asset value of Class A Shares of the Acquiring Fund and the value of the net assets of the Acquired Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Closing Date.  The computation of the net asset value of the Class A Shares of the Acquiring Fund and the shares of the Acquired Fund shall be done in the manner used by the Acquiring Fund and the Acquired Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses.  The methods used by the Acquiring Fund in such computation shall be applied to the valuation of the assets of the Acquired Fund to be transferred to the Acquiring Fund.

The Acquired Fund shall declare on the Closing Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income as defined in Section 852(b) of the Code for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryforward) (the “RIC dividend”).

4. The closing shall be at the office of Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071, at 9:00 a.m., Pacific time on ____________, 2010, or at such other time, date or place as the parties may designate or as provided below (the “Closing Date”).

If on or prior to the Closing Date either party has, pursuant to the 1940 Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Closing Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

5. As soon as practicable after the Closing Date, the Acquired Fund shall distribute to those persons who were shareholders of the Acquired Fund on the Closing Date the Class A Shares of the Acquiring Fund received by the Acquired Fund pursuant to this Agreement in liquidation of the Acquired Fund and cancellation of the outstanding shares of the Acquired Fund.  For the purpose of the distribution by the Acquired Fund of the Class A Shares of the Acquiring Fund to its shareholders, the Acquiring Fund shall promptly cause its transfer agent to credit an appropriate number of Class A Shares of the Acquiring Fund to each shareholder of the Acquired Fund for each share that such shareholder held in the Acquired Fund, in accordance with a list (the “Shareholder List”) of its shareholders received from the Acquired Fund.  No certificates for Class A Shares of the Acquiring Fund will be issued in connection with the reorganization contemplated hereby.

The Shareholder List shall indicate, as of the Closing Date, the name and address of each shareholder of the Acquired Fund, indicating his or her share balance.  The Acquired Fund agrees to supply the Shareholder List to the Acquiring Fund on the Closing Date.

6. As soon as practicable, and in any event within one year after the closing, the Acquired Fund shall (a) effect its dissolution with the proper state authorities, terminate its registration under the 1940 Act and file a final annual report on Form N-SAR with the Securities and Exchange Commission under the 1940 Act; and (b) either pay or make provision for payment of all of its liabilities not transferred to the Acquiring Fund, if any, and taxes, if any.

7. Subsequent to the date of approval by shareholders of the Acquired Fund of the transactions contemplated by this Agreement and prior to the Closing Date, the Acquiring Fund and the Acquired Fund shall coordinate as to their respective portfolios so that, after the closing, the Acquiring Fund will be in compliance with all of its investment policies and restrictions.  At the time of delivery of its portfolio securities for examination as provided in Section 8, the Acquired Fund shall provide to the Acquiring Fund a copy of a list setting forth the securities then owned by the Acquired Fund and the respective adjusted federal income tax basis thereof, including any additional information relevant to the characterization of such securities or distributions thereon in the hands of the Acquiring Fund.

8. Portfolio securities or written evidence acceptable to the Acquiring Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Acquired Fund pursuant to Rule 17f-4 under the 1940 Act shall be presented by the Acquired Fund to the Acquiring Fund or, at its request, to its custodian, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Acquired Fund on the Closing Date to the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof.  The cash delivered, if any, shall be in the form of certified or bank cashiers checks, by bank wire payable to the order of the Acquiring Fund, or such other method as agreed to by the Acquiring Fund and the Acquired Fund prior to the Closing date.  The number of Class A Shares of the Acquiring Fund being delivered against the securities and cash of the Acquired Fund, registered in the name of the Acquired Fund, shall be delivered to the Acquired Fund on the Closing Date.  Such Class A Shares shall thereupon be assigned by the Acquired Fund to its shareholders so that the Class A Shares of the Acquiring Fund may be distributed as provided in Section 5.

If, at the Closing Date, the Acquired Fund is unable to make delivery under this Section 8 to the Acquiring Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by the Acquired Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Acquired Fund’s custodian, then the delivery requirements of this Section 8 with respect to such undelivered securities or cash shall be waived and the Acquired Fund shall deliver to the Acquiring Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Acquiring Fund, together with such other documents, including a due bill or due bills and brokers’ confirmation slips as may reasonably be required by the Acquiring Fund.

9. The Acquired Fund shall use its best efforts to discharge all its known liabilities, so far as may be possible, prior to the Closing Date.  The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Acquired Fund, prepared on behalf of the Acquired Fund, as of the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audit period.  The Acquiring Fund shall also assume any known or disclosed liabilities incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date which are not reflected on the Statement of Assets and Liabilities of the Acquired Fund described herein.

10. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

A. The Board of Trustees of the Acquired Fund shall have authorized the execution of this Agreement and the shareholders of the Acquired Fund shall have approved the transactions contemplated herein, and the Acquired Fund shall have furnished to the Acquiring Fund copies of resolutions to that effect; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Acquired Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus (as hereinafter defined).

B. The representations and warranties of the Acquired Fund contained herein shall be true and correct at and as of the Closing Date.

C. On the Closing Date, the Acquired Fund shall have provided to the Acquiring Fund information regarding the amount of the capital loss carry-over, net operating loss, and net unrealized appreciation or depreciation, if any, with respect to the Acquired Fund as of the Closing Date.

D. A registration statement filed by the Acquiring Fund under the Securities Act of 1933 (the “1933 Act”) on Form N-14 and containing the Combined Proxy Statement/Prospectus shall have become effective under the 1933 Act.

E. The Acquiring Fund shall have received an opinion, dated the Closing Date, of Bingham McCutchen LLP, to the same effect as the opinion contemplated by Section 11C of this Agreement.

11. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

A. The shareholders of the Acquired Fund shall have approved the transactions contemplated by this Agreement.

B. The representations and warranties of the Acquiring Fund contained herein shall be true and correct at and as of the Closing Date.

C. The Acquired Fund shall have received an opinion from Bingham McCutchen LLP to the effect that, subject to the representations of the Acquired Fund herein, to be delivered on the Closing Date, for federal income tax purposes:

(a) The Acquired Fund’s transfer of all of its assets and liabilities, if any, to the Acquiring Fund solely in exchange for Class A Shares of the Acquiring Fund, followed by the Acquired Fund’s distribution of Class A Shares of the Acquiring Fund to the Acquired Fund’s shareholders as part of the liquidation of the Acquired Fund will qualify as a tax-free “reorganization” within the meaning of Section 368(a)(1)(C) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of shares of the Acquired Fund for the Class A Shares of the Acquiring Fund (Section 354(a) of the Code);

(c) The Acquired Fund will not recognize gain or loss under the provisions of the Code upon the transfer of all of its assets and liabilities, if any, to the Acquiring Fund solely in exchange for Class A Shares of the Acquiring Fund (Sections 361(a) and 357(a) of the Code);

(d) The Acquiring Fund will not recognize gain or loss upon its receipt of all of the Acquired Fund’s assets and liabilities, if any, solely in exchange for Class A Shares of the Acquiring Fund (Section 1032(a) of the Code);

(e) The basis of the Class A Shares of the Acquiring Fund received by the shareholders of the Acquired Fund will be the same as the basis in the shares of the Acquired Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

(f) The holding period of the Class A Shares of the Acquiring Fund received in exchange for Acquired Fund shares by the shareholders of the Acquired Fund will include the period that the shareholders of the Acquired Fund held the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

(g) The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the transaction (Section 362(b) of the Code); and

(h) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund (Section 1223(2) of the Code).

D. A registration statement filed by the Acquiring Fund under the 1933 Act on Form N-14, containing the Combined Proxy Statement/Prospectus shall have become effective under the 1933 Act.

12. The Acquired Fund hereby represents and warrants to the Acquiring Fund that:

(a) Its Board of Trustees has authorized the execution of this Agreement;

(b) The financial statements of the Acquired Fund as of July 31, 2009, heretofore furnished to the Acquiring Fund, present fairly the financial position, results of operations,  changes in net assets, and total liabilities of the Acquired Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and from July 31, 2009, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Acquired Fund, it being agreed that a decrease in the size of the Acquired Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

(c) The prospectus contained in the Acquired Fund’s registration statement under the 1940 Act and the 1933 Act, dated October 1, 2009, as amended and supplemented, is true, correct and complete, conforms to the requirements of the 1940 Act and the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and the Acquired Fund’s registration statement, as amended, was, as of the date of the filing of the last post-effective amendment thereto, true, correct and complete, conformed to the requirements of the 1940 Act and the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) There is no material contingent liability of the Acquired Fund and no material legal, administrative, or other proceeding or investigation pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, that is not reflected in such prospectus;

(e) Except as set forth in this Agreement there are no material contracts outstanding to which the Acquired Fund is a party other than those ordinary in the conduct of its business;

(f) The Acquired Fund is a validly existing Delaware business trust;

(g) All federal and other tax returns and reports of the Acquired Fund required by law to be filed have been filed, and all federal and other taxes shown as due on such returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Acquired Fund no such return is currently under audit and no assessment has been asserted with respect to such returns.

(h) The Acquired Fund has elected to be treated as a regulated investment company beginning with its first taxable year and, for each fiscal year of its operations, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Acquired Fund intends to meet such requirements with respect to its current taxable year; the Acquired Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii) of the Code; not more than 25 percent of the value of the Acquired Fund’s total assets is invested in the stock and securities of any one issuer (other than securities of the United States government and its agencies and instrumentalities), the stock of two or more controlled issuers in the same or similar trades or businesses or related trades or businesses, or qualified publicly traded partnerships, and not more than 50 percent of the value of the Acquired Fund’s total assets is invested in the stock and securities of five or fewer issuers;

(i) The Acquired Fund will transfer to the Acquiring Fund assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Acquired Fund immediately prior to the transaction contemplated by this Agreement. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the 1940 Act or to enable the Acquired Fund to qualify as a regulated investment company) made by the Acquired Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Acquired Fund immediately prior to the transfer;

(j) To the knowledge of the Acquired Fund, there is no plan or intention by the shareholders of the Acquired Fund who own five percent or more of the Fund’s shares, and, to the best of the knowledge of management of the Acquired Fund, there is no plan or intention on the part of the remaining shareholders of the Acquired Fund to sell, exchange, or otherwise dispose of a number of Class A Shares of the Acquiring Fund received in the transaction contemplated by this Agreement that would reduce the Acquired Fund’s shareholders’ ownership of Class A Shares of the Acquiring Fund to a number of Class A Shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Acquired Fund as of the Closing Date;  there are no dissenters’ rights in the transaction, and no cash will be exchanged for stock of the Acquired Fund in lieu of fractional Class A Shares of the Acquiring Fund and shares of the Acquired Fund and Class A Shares of the Acquiring Fund held by a shareholder of the Acquired Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

(k) The Acquired Fund will distribute the Class A Shares of the Acquiring Fund and any other property it receives in the transaction contemplated by this Agreement, and its other properties, in pursuance of this Agreement;

(l) The Acquired Fund’s liabilities assumed by the Acquiring Fund and the liabilities to which the transferred assets of the Acquired Fund are subject were incurred in the ordinary course of its business;

(m) The Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(n) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Acquiring Fund, the Acquired Fund will be liquidated and dissolved under state law;

(o) The fair market value of the assets of the Acquired Fund transferred to the Acquiring Fund will equal or exceed the sum of the liabilities assumed by the Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets are subject;

(p) The sum of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund and the expenses of the transaction do not and will not exceed twenty percent of the fair market value of the assets of the Acquired Fund on the Closing Date;

13. The Acquiring Fund hereby represents and warrants to the Acquired Fund that:

(a) Its Board of Directors has authorized the execution of this Agreement and the transactions contemplated hereby, and has furnished to the Acquired Fund copies of resolutions to that effect;

(b) The financial statements of the Acquiring Fund as of December 31, 2008, heretofore furnished to the Acquired Fund, present fairly the financial position, results of operations, and changes in net assets of the Acquiring Fund, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and from December 31, 2008, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Acquiring Fund, it being understood that a decrease in the size of the Acquiring Fund due to a diminution in the value of its portfolio and/or redemption of its Class A Shares shall not be considered a material or adverse change;

(c) The prospectus contained in the Acquiring Fund’s registration statement under the 1940 Act and the 1933 Act, dated March 1, 2009, as amended and supplemented, is true, correct and complete, conforms to the requirements of the 1940 Act and the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Acquiring Fund’s registration statement, as amended, was, as of the date of the filing of the last post-effective amendment, true, correct and complete, conformed to the requirements of the 1940 Act and the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) There is no material contingent liability of the Acquiring Fund and no material, legal, administrative, or other proceedings or investigations pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund, not reflected in such prospectus;

(e) Except as set forth in this Agreement there are no material contracts outstanding to which the Acquiring Fund is a party other than those ordinary in the conduct of its business and there are no outstanding options or rights to acquire its Class A Shares;

(f) The Acquiring Fund is a validly existing Maryland corporation and has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the Class A Shares of the Acquiring Fund which the Acquiring Fund issues to the Acquired Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; the Class A Shares will conform to the description thereof contained in the Acquiring Fund’s registration statement, and will be duly registered under the 1933 Act and the states where registration is required; and the Acquiring Fund is duly registered under the 1940 Act and such registration has not been revoked or rescinded and is in full force and effect;

(g) The Class A Shares of the Acquiring Fund constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

(h) The Acquiring Fund has elected to be treated as a regulated investment company and it intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company with respect to its current taxable year; the Acquiring Fund is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code; not more than 25 percent of the value of the Acquiring Fund’s total assets is invested in the stock and securities of any one issuer (other than securities of the United States government and its agencies and instrumentalities); and not more than 50 percent of the value of the Acquiring Fund’s total assets is invested in the stock and securities of five or fewer issuers;

(i) The Acquiring Fund has no plan or intention (i) to sell or dispose of any of the assets transferred by the Acquired Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it, except in the ordinary course of business;

(j) After consummation of the transactions contemplated by the Agreement, the Acquiring Fund will continue to operate its business in a substantially unchanged manner;

(k) Following the transactions contemplated by this Agreement, the Acquiring Fund will continue the historic business of the Acquired Fund or use a significant portion of the Acquired Fund’s historic business assets in a business; and

14. Each party hereby represents to the other that:

            (a)           No broker or finder has been employed by such party with respect to this Agreement or the transactions contemplated hereby;

            (b)           The information concerning such party in the Combined Proxy Statement/Prospectus will not, as of its date, contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied;

            (c)           This Agreement is valid, binding and enforceable against such party in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party;

            (d)           The fair market value of the Class A Shares of the Acquiring Fund received by each shareholder of the Acquired Fund will be approximately equal to the fair market value of the shares of the Acquired Fund surrendered in the exchange; and

            (e)           There is no intercorporate indebtedness existing between such party and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

15. The Acquiring Fund shall prepare and file a registration statement under the 1933 Act on Form N-14 which shall contain a combined proxy statement and prospectus contemplated by Rule 145 under the 1933 Act with respect to the transactions contemplated by this Agreement and shall be accompanied by any prospectus and/or report to shareholders of the Acquiring Fund that is required to be included with the materials mailed to shareholders with respect to such transactions (collectively the “Combined Proxy Statement/Prospectus”).   Each party shall use its best efforts to have such registration statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable.

16. The obligations of each party under this Agreement shall be subject to the right of such party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date (i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party not disclosed on the date hereof, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

17. All prior or contemporaneous agreements and representations (written or oral) are merged into this Agreement, which constitutes the entire contract between the parties hereto and may not be changed or terminated orally.

18. This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of the parties hereto, notwithstanding approval hereof by the shareholders of the Acquired Fund, provided that no such amendment shall have a material adverse effect on the interests of the shareholders of the Acquired Fund after their approval hereof without their further approval.

19. At any time prior to the Closing Date, a party may waive compliance with any of the provisions made for its benefit contained herein by executing a written acknowledgement of such waiver.

20. Except as specified in the next sentence of this Section 20, the representations, warranties and covenants of the Acquiring Fund and the Acquired Fund contained in this Agreement or in any document delivered pursuant hereto or in connection herewith with respect to the reorganization of the Acquired Fund shall not survive the closing of such reorganization.  The covenants of the Acquiring Fund and the Acquired Fund to be performed after the Closing Date with respect to the reorganization of the Acquired Fund shall survive the closing of such reorganization.

21. The parties acknowledge and agree that this Agreement has been made and executed on behalf of the Acquired Fund and the Acquiring Fund and is not executed or made by the officers or Trustees of the Acquired Fund or the officers or Directors of the Acquiring Fund individually, but only as officers and Trustees/Directors under the Acquired Fund’s Declaration of Trust or the Acquiring Fund’s Articles of Incorporation and that the obligations of the Acquired Fund and the Acquiring Fund hereunder are not binding upon any of the Trustees, Directors, officers or shareholders of the Acquired Fund or the Acquiring Fund individually, but bind only the estate of the Acquiring Fund or the Acquired Fund, as appropriate.

22. This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without giving effect to principles of conflicts of laws.

23. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by telefacsimile, and addressed as follows:

To the Acquired Fund:

Endowments -- Bond Portfolio
One Market
Steuart Tower, Suite 1800
San Francisco, California 94105
Attn: Patrick F. Quan/Secretary

To the Acquiring Fund:

Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071
Attn: Kimberly S. Verdick/Secretary

24. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

[SIGNATURES APPEAR ON FOLLOWING PAGE]

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

ENDOWMENTS

on behalf of the Endowments -- Bond Portfolio

By:
Name:
Title:

THE BOND FUND OF AMERICA, INC.

By:
Name:
Title:

APPENDIX C

COMPARISON OF INVESTMENT POLICIES

The following is a list of the fundamental and certain non-fundamental policies of BFA and the Fund

The Bond Fund of America

All percentage limitations stated in the following policies are considered at the time securities are purchased and are based on BFA’s net assets unless otherwise indicated. Policies involving a maximum percentage of assets will not be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by BFA. In managing BFA, BFA’s investment adviser may apply more restrictive policies than those listed below.

Fundamental Policies.  BFA has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.
Diversification. BFA may not, with respect to 75% of the fund’s total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.
Concentration. BFA may not concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Invest for Management or Control. BFA may not invest in companies for the purpose of exercising control or management.

4.
Real Estate. BFA may not buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

5.
Commodities. BFA may not buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts.

6.	Illiquid Securities. BFA may not invest more than 15% of the value of its net assets in securities that are illiquid.

7.
Underwriting. BFA may not engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the 1933 Act.

8.
Lending. BFA may not make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that loans of portfolio securities as described under "Loans of Portfolio Securities," in the Statement of Additional Information shall be made only in accordance with the terms and conditions therein set forth.

9.
Short Selling. BFA may not sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short. Notwithstanding this restriction, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

10.	Purchasing Securities at Margin. BFA may not purchase securities at margin.

11.	Borrowing. BFA may not borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Non-fundamental Policies.  BFA has adopted the following non-fundamental investment policies, which may be changed by action of the Board of Directors without shareholder approval:

1.	BFA may not issue senior securities, except as permitted by the 1940 Act.

2.	BFA may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3.	BFA may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Comparison of the Fund’s Investment Policies and BFA’s Policies

	Fundamental Policies of Endowments -- Bond Portfolio	Bond Fund of America Policy	Discussion of BFA’s policy
1.
The Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).
		See fundamental policy 2 above.	BFA’s policy is substantially the same as the Fund’s policy.
2.
The Fund may not make loans, but this limitation does not apply (i) to purchases of debt securities, loan participations, or the entry into of repurchase agreements, or (ii) to loans of portfolio securities if, as a result, no more than 33 1/3% of a fund’s total assets would be on loan to third parties.
		See fundamental policy 8 above.	BFA’s policy is more restrictive than required by law.
3.
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate, or the securities of companies engaged in the real estate business).
		See fundamental policy 4 above.	BFA’s policy is substantially the same as the Fund’s policy.
4.
The Fund may not purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Fund’s prospectus and statement of additional information, from purchasing, selling or entering into futures contracts options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.
		See fundamental policy 5 above.	BFA’s policy is substantially the same as the Fund’s policy.
5.	The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended.	See non-fundamental policy 1 above.	BFA’s policy is substantially the same as the Fund’s policy.
6.	The Fund may not borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of its total assets at the time of such borrowing.	See fundamental policy 11 above.	BFA’s policy is substantially the same as the Fund’s policy.
7.
The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
		See fundamental policy 1 above.	BFA’s policy is substantially the same as the Fund’s policy.

	Non-Fundamental Policies of Endowments -- Bond Portfolio	Bond Fund of America Policy	Discussion of BFA’s policy
1.	The Fund may not invest in other companies for the purpose of exercising control or management.	See fundamental policy 3 above.	BFA’s policy is substantially the same as the Fund’s policy.
2.	The Fund may not purchase puts or calls.	n/a	The Fund’s policy is not required by law.
3.	The Fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.	See non-fundamental policy 2 above.	BFA’s policy is substantially the same as the Fund’s policy.
4.	The Fund may not invest more than 15% of its total assets in securities that are not readily marketable.	n/a	Although not a stated policy of BFA, funds are generally restricted by law from investing more than 15% of assets in illiquid securities.

APPENDIX D

SUMMARY COMPARISON OF GOVERNING DOCUMENTS AND
DELAWARE AND MARYLAND STATE LAW

The following is only a discussion of certain principal differences between the governing documents for Endowments -- Bond Portfolio (the “Fund”), a series of Endowments, the business trust being reorganized (the “Trust”), and The Bond Fund of America, Inc., the acquiring Maryland corporation (“BFA”), and is not a complete description of the Trust’s or BFA’s governing documents. Further information about the Trust’s and BFA’s current organizational structure is contained in the Trust’s or BFA’s prospectus and governing documents, respectively, and in relevant state law.

Please note that shareholders of BFA are currently considering a proposal to reorganize BFA as a Delaware statutory trust. If such reorganization is approved BFA’s organizational structure will differ from the structure described below. Please see BFA’s prospectus and joint proxy statement for more details on the transaction. Both documents can be accessed by visiting americanfunds.com.

Organization and Capital Structure

The Trust is a Delaware business trust (a “DBT”). A DBT is an unincorporated association organized under the Delaware Statutory Trust Act (the “Delaware Statute”). The Trust’s operations are governed by its Trust Instrument (the “Trust Instrument”) and its By-Laws (the “Trust By-Laws”), and its business and affairs are managed under the supervision of its Board of Trustees.  The Fund’s shares of beneficial interest have a par value of $0.01 and the Trust Instrument authorizes the issuance of an unlimited number of shares by the board of Trustees. These shares will have the rights, powers and duties set forth in the Trust Instrument or as specified in resolutions of the Trust’s Board of Trustees.

BFA is a Maryland corporation. A Maryland corporation is an entity organized under the Maryland General Corporation Law (the “Maryland Statute”).  BFA’s operations are governed by its Articles of Incorporation (the “Articles”) and its By-Laws (the “BFA By-Laws”), as they may have been amended from time to time. The business and affairs of BFA are managed under the supervision of its Board of Directors.  The shares of common stock issued by BFA have a par value of $0.001.  The Articles authorize the issuance of 5,000,000,000 shares of common stock and authorize the shares be divided into separate and distinct series or classes.  These series and classes have the rights, powers and duties set forth in the Articles or as specified in resolutions of the Fund’s Board of Directors.

Governing Law

The Delaware Statute allows for a trust to be governed by its governing documents, but also provides specified default provisions.  Moreover, to the extent provisions in the Trust Instrument and Trust By-Laws are addressed by rules and principles established under Delaware corporation law and the laws governing other Delaware business entities (such as limited partnerships and limited liability companies), the Delaware courts may look to such other laws to help interpret provisions of the Trust Instrument and Trust By-Laws.

The Maryland Statute is a corporate statute with stringent requirements imposed upon corporations organized in that state. Under the Maryland Statute, certain fund transactions, such as mergers, certain reorganizations and liquidations, are subject to mandatory shareholder votes. The Maryland Statute also has certain record date, notice, quorum and adjournment provisions.

Meetings of Shareholders and Voting Rights

Neither the Trust Instrument nor the Trust By-Laws require the Fund to hold an annual shareholders’ meeting. Rather, the Board of Trustees decides whether and when shareholder meetings will be held.  The Trust By-Laws provide that notice of any shareholders’ meeting shall be mailed to shareholders at least 10 days and not more than 60 days before such meeting and that any shareholders’ meeting may be adjourned to a later date without further notice.  The Trust By-Laws also provide that the Board of Trustees may fix a record date for a shareholders’ meeting that is not more than 60 days prior to such meeting.

The Trust Instrument provides that one third of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. The Trust Instrument provides that shareholders are entitled to one vote for each whole share that they own, and a proportionate fractional vote for each fractional share that they hold. With respect to any matter that affects only the interests of some but not all series of the Trust, or where otherwise required by the 1940 Act, only the shareholders of the affected series shall be entitled to vote on the matter. When a quorum is present at a meeting, a majority of the shares voted shall decide any questions and a plurality of votes shall elect a trustee, except when a larger vote is required by any provision of the Trust’s governing documents or by applicable law.  The Trust Instrument provides that shareholders shall have the power to vote on: (1) the election and removal of trustees; (2) any investment advisory contract and; (3) such additional matters relating to the Fund as may be required by law or the Trust Instrument or the Trust Bylaws or any registration of the Trust with the SEC or the state or as the Trustees may consider necessary or desirable. There is no cumulative voting in the election of trustees under the Trust Instrument.  The Trust Instrument also provides that shareholders shall be entitled to vote on the termination or reorganization of the Trust or any of its series. The quorum requirement for a shareholder meeting regarding a termination or reorganization of the Trust or its series is a majority of shares entitled to vote on the matter. A termination or reorganization of the Trust or its series shall be approved by the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Neither the Maryland Statute, the Articles nor the BFA By-Laws require BFA to hold an annual shareholders’ meeting. The BFA By-Laws provide that a shareholders’ meeting must be held when certain actions are required to be taken by shareholders under the 1940 Act, or at other times as may be determined by BFA’s Board of Directors.

The BFA By-Laws provide that, except when a larger quorum is required by applicable law, the holders of a majority of the stock of BFA entitled to vote at a shareholders’ meeting shall constitute a quorum. Each shareholder is entitled to one vote for each full share of stock that they hold, and a proportionate fractional vote for each fractional share of stock that they hold. The Articles also provide that shareholders of a particular series or class shall have exclusive voting rights with respect to any matter submitted to a vote of shareholders that affects only the holders of that series or class, in accordance with applicable law.

The BFA By-Laws provide that, in addition to those matters upon which shareholders are entitled to vote under relevant law, shareholders have the power to vote on any matter submitted to a vote of shareholders by the Board of Directors. Subject to any legal requirements for a different vote, in all matters other than the election of directors, shareholders may approve a proposal by a majority of votes cast. Directors are elected by a plurality of votes cast.

Liability of Shareholders

Consistent with the Delaware Act, the Trust Instrument provides that no Trust shareholder, as such, shall be subject to any personal liability whatsoever to any person in connection with the property, acts, obligations or affairs of the Trust.

BFA’s Articles provide that shareholders shall not be liable for and their property shall not be subject to claim, levy or other encumbrance on account of the debts and liabilities of BFA. The Maryland Statute provides that a shareholder of a Maryland corporation generally is not obligated to the Maryland corporation or its creditors with respect to the stock, except to the extent that the consideration for the stock has not been paid.

Liability among Series

The Delaware Statute does not contain statutory provisions addressing series or class liability with respect to multi-series or multi-class investment companies. The Trust Instrument provides that the assets and liabilities of a particular series shall be separate from any other series. The Trust Instrument requires that all persons extending credit to, contracting with, or having any claim against a particular series of a Fund shall look only to the assets of that particular series for payment of the credit, contract or claim.

BFA’s Articles provide that the assets belonging to each particular class or series of BFA shall be charged with the liabilities of that class or series.  The Articles also provide for the allocation of liabilities among the series or classes of stock, as applicable, by the Board of Directors if such liabilities are not readily identifiable as pertaining to a particular series. The Maryland Statute provides that, in the case of a Maryland corporation registered as an investment company under the 1940 Act that has established multiple series or classes of stock, liabilities of a particular series or class are only enforceable against the assets of that series or class, and not against the assets of the corporation generally or any other series or class of stock.

Dividends and Distributions

The Trust Instrument provides that the shareholders of any series or class of the Trust shall be entitled to receive dividends and distributions when, if and as declared by the Board of Trustees.

The Articles provide that dividends and distributions may be paid to shareholders of each series or class, as applicable, in such amounts as may be declared from time to time by the Board of Directors of BFA.

For BFA and the Trust, dividends and distributions may be paid in cash or in kind, and the respective Boards may retain such amounts as they may deem necessary or desirable for the conduct of BFA’s or the Trust’s affairs.

Election of Trustees; Terms; Removal

Under the Trust Instrument, each trustee of the Trust shall hold office during the existence of the Trust and until its termination unless the trustee dies, resigns, is removed, retires or is otherwise incapacitated. Under the Trust Instrument, any trustee may be removed, by the vote of two-thirds of the shares of the Trust at any meeting of the shareholders of the Trust or by action of two-thirds of the number of trustees of the Trust prior to such removal, specifying the date when such removal shall become effective.

The BFA By-Laws provide that each director of BFA shall serve until their resignation, death, disability, or until their successors are elected and qualify. The Articles provide that directors may be removed with or without cause by a vote of the Board of Directors in accordance with the By-Laws and the Maryland Statute.

There is no cumulative voting for the election of directors of BFA or trustees of the Trust. The governing instruments for the BFA and the Trust provide a mechanism for the respective Boards to fill vacancies.

Liability of Trustees and Officers; Indemnification

The Trust Instrument provides that a trustee when acting in such capacity shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee. It further provides that a trustee shall not be liable for any act or omission or any conduct whatsoever in his or her capacity as trustee, except by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust Instrument requires the Trust to indemnify, to the fullest extent permitted under the Trust Instrument and applicable law, each of its trustees and officers, and provides that it may indemnify its employees and agents, against all liabilities and expenses actually and reasonably incurred in connection with any proceeding arising out of or in connection with his or her service to the Trust. It provides that there shall be no indemnification for any action, suit or other proceeding brought by reason of a person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Maryland Statute provides that a director of a Maryland corporation who performs his or her duties in accordance with certain standards of conduct is generally immune from liability. The standards of conduct set forth in the Maryland Statute provide that a director shall perform his or her duties: (1) in good faith; (2) in a manner he or she reasonably believes to be in the best interests the corporation; and (3) with the care that an ordinarily prudent person in a like position would use under similar circumstances.

BFA’s Articles specifically provide that nothing in the Articles or in the BFA By-Laws shall be deemed to protect any director or officer of BFA against any liability to BFA or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

BFA’s Articles and BFA’s By-Laws provide that BFA shall indemnify its directors, officers and representatives to the extent permitted by law. The Maryland Statute authorizes indemnification of directors and officers of a Maryland corporation with regard to any threatened, pending or completed legal action, suit or proceeding. Under the Maryland Statute, indemnification is mandatory if a director or officer has been successful on the merits or otherwise in the defense of any proceeding covered by the Maryland Statute. Mandatory indemnification covers all reasonable expenses incurred. Under the Maryland Statute, indemnification is permissive unless it is established that: (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (2) the director or officer actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director or officer had reasonable cause to believe his or her conduct was unlawful. However, if the proceeding was a derivative action, no indemnification will be made if the individual is adjudged to be liable to the corporation unless approved by a court, in which case indemnification is limited to expenses.

Preemptive, Dissenter’s and Other Rights

The Trust Instrument provides that no shareholder shall have any preemptive or other right to subscribe to any additional shares or other securities issued by the Trust or the trustees or any series thereof. Shareholders shall have no right to demand payment for their shares or any other rights of dissenting shareholders in a transaction that normally gives rise to such rights.

No shareholder of BFA will be entitled as a matter of right to subscribe for or purchase or receive any part of any new or additional issue of securities of BFA.

Amendments to Organizational Documents

The Trust Instrument may be amended or restated at any time the Trust’s Board of Trustees. Shareholders have the right to vote on any amendment that would affect their right to vote, to change the amendment provisions of the Trust Instrument that is required by law or the Trust’s registration statement and on any amendment submitted to them by the Trustees.  The Trust’s By-Laws may be amended, restated or repealed or new By-Laws may be adopted by a vote of the majority of the shares outstanding and entitled to vote or by a vote of the majority of the Trust’s Board of Trustees, provided a shareholder vote is not required by law.

The Articles may be amended at any time by a vote of a majority of BFA’s Board of Directors and, if legally required, by approval of the amendment by shareholders. BFA’s By-Laws may be amended, or new by-laws may be adopted, by a vote of the majority of the Board of Directors. BFA’s By-Laws also provide that they may be amended by a vote of the majority of the shares of stock of BFA present and voting at a meeting of the shareholders of BFA.

Inspection Rights

The trustees of the Trust shall from time to time determine whether, and to what extent, and at what time and places, and under what conditions and regulations the accounts and books of the Trust shall be open for inspection of the shareholders. No shareholder shall have any right of inspecting any account or book or document of the Trust except as conferred by law or authorized by the Trustees or by resolution of the shareholders.

A shareholder of a Maryland Corporation may, during normal business hours, inspect and copy the by-laws, minutes, annual reports and certain other corporate documents on file at the corporation’s principal office. In addition, the Maryland Statute provides that any person who has held at least five percent (5%) of any class of a corporation’s stock for at least six (6) months is entitled to request certain other documents relating to the corporation’s affairs. The corporation shall prepare and make such information available within twenty (20) days after a qualifying shareholder request is made.

Dissolution and Termination

Under the Trust Instrument, the Trust’s the Board of Trustees may, subject to a vote of the majority of the Trust’s shareholders, or a majority of the shareholders of any series affected by the matter, sell, convey, or convert into money all or substantially all of the assets of the Trust or a series thereof. The Trust Instrument provides that upon making reasonable provision for the payment of all liabilities the Trustees shall distribute the remaining proceeds or assets of each series ratably among shareholders of the series. The Trust Instrument further provides that upon completion of the distribution of remaining proceeds or assets the Trust or series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties and the right, title and interest of all parties with respect to the Trust or series shall be cancelled and discharged.

The Articles provide that BFA shall have perpetual existence. Under the Maryland Statute, the board of directors of a Maryland corporation may dissolve the corporation by resolution of a majority of the board of directors that declares that the dissolution is advisable. A vote of a majority of all votes entitled to be cast on the proposed dissolution is required to approve the dissolution. In addition, the Maryland Statute provides that shareholders of a corporation entitled to cast at least twenty-five percent (25%) of all the votes that may be cast in the election of directors may petition a court of equity for an involuntary dissolution of the corporation on certain enumerated grounds set forth in the Maryland Statute (including, among other things, failure of the shareholders to elect directors).

Derivative Actions

Neither the Trust Instrument nor the Trust’s By-Laws contain specific provisions with regard to derivative actions. Under the Delaware Statute, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. The Delaware Statute provides that a shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and (1) was a shareholder at the time of the transaction complained about, or (2) acquired the status of shareholder by operation of law or the trust’s governing instrument from a person who was a shareholder at the time of the transaction.  Under the Delaware Statute, a shareholder’s right to bring a derivative action may also be subject to additional standards and restrictions set forth in the trust’s governing instrument.

Neither the Articles nor BFA’s By-Laws contain specific provisions with regard to derivative actions. Maryland courts recognize derivative actions even in the absence of a specific statute or court rule. Under Maryland law, in order to bring a derivative action, a stockholder (or his predecessor if he became a stockholder by operation of law) must be a stockholder: (1) at the time of the acts or omissions complained about; (2) at the time the action is brought and (3) until the completion of the litigation. A derivative action may be brought by a stockholder if a demand upon the board of directors to bring the action is improperly refused or if a request upon the board of directors would be futile.

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF ENDOWMENTS -- BOND PORTFOLIO

BY AND IN EXCHANGE FOR CLASS A SHARES OF COMMON STOCK OF

THE BOND FUND OF AMERICA, INC.

333 South Hope Street

Los Angeles, California 90071

800/421-0180

This Statement of Additional Information, relating specifically to the proposed acquisition of all of the assets of Endowments -- Bond Portfolio (the “Fund”) by The Bond Fund of America, Inc. (“BFA”), consists of this cover page and the following described documents, each of which is incorporated by reference herein:

The Statement of Additional Information of Endowments dated October 1, 2009;

The Statement of Additional Information of BFA dated March 1, 2009, as supplemented to date; and

The Annual Report of Endowments for the year ended July 31, 2009, and the Semi-Annual Report of Endowments for the six months ended January 31, 2009.

This Statement of Additional Information is not a prospectus.  A Combined Proxy Statement/Prospectus dated December 2, 2009, relating to the above-referenced transaction has been filed with the Securities and Exchange Commission and may be obtained, without charge, by writing to the secretary of the Fund at One Market, Steuart Tower San Francisco, California 94120-7650 or the secretary of BFA at 333 South Hope Street, Los Angeles, California 90071or by calling American Funds Service Company, toll free, at 1-800-421-0180.  This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus, and has been incorporated by reference into the Combined Proxy Statement/Prospectus.

The date of this Statement of Additional Information is December 2, 2009.

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

June 30, 2009
 unaudited

Bonds & notes — 93.82%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 33.74%
FINANCIALS — 9.92%
Diversified financials — 2.84%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$23,575	$23,653
Countrywide Financial Corp., Series A, 4.50% 2010	15,540	15,388
Countrywide Financial Corp. 6.25% 2010	$ A7,700	6,086
Countrywide Financial Corp., Series B, 1.426% 20121	$30,000	27,000
Countrywide Financial Corp., Series B, 5.80% 2012	88,973	89,587
Bank of America Corp., Series L, 7.375% 2014	2,000	2,068
Bank of America Corp. 5.75% 2017	10,000	8,919
Bank of America Corp. 6.10% 2017	14,443	12,746
Bank of America Corp. 5.65% 2018	23,810	21,075
Merrill Lynch & Co., Inc. 6.875% 2018	10,000	9,270
Bank of America Corp. 7.625% 2019	17,520	17,628
Fleet Capital Trust II 7.92% 2026	6,340	5,209
BankAmerica Capital II, Series 2, 8.00% 2026	4,425	3,680
MBNA Capital A, Series A, 8.278% 2026	7,500	6,332
NB Capital Trust IV 8.25% 2027	7,612	6,405
CIT Group Inc. 6.875% 2009	15,000	14,351
CIT Group Inc. 4.25% 2010	33,000	29,631
CIT Group Inc. 1.353% 20111	32,500	22,118
CIT Group Inc. 1.17% 20121	6,080	3,590
CIT Group Inc. 5.40% 2012	10,550	7,179
CIT Group Inc. 7.625% 20122	18,275	12,975
CIT Group Inc. 7.75% 2012	2,455	1,712
CIT Group Inc. 5.40% 2013	9,330	5,787
CIT Group Inc. 5.00% 2014	1,260	749
CIT Group Inc. 5.125% 2014	3,095	1,826
CIT Group Inc. 5.65% 2017	4,089	2,310
CIT Group Inc. 12.00% 20183	19,999	9,404
CIT Group Inc. 5.80% 2036	1,574	847
CIT Group Inc. 6.10% 20671	22,375	8,497
JPMorgan Chase & Co. 4.891% 20151	49,025	42,663
JPMorgan Chase Bank NA 5.875% 2016	25,730	24,833
JPMorgan Chase Bank NA 6.00% 2017	22,580	22,013
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	14,878	12,832
JPMorgan Chase Capital XX, Series T, 6.55% 20661	15,962	12,722
Capital One Financial Corp. 0.93% 20091	30,000	29,892
Capital One Financial Corp. 5.70% 2011	12,000	12,059
Capital One Financial Corp. 7.375% 2014	21,000	21,677
Capital One Financial Corp. 6.15% 2016	10,000	8,863
Capital One Capital III 7.686% 20361	50,065	35,797
International Lease Finance Corp., Series O, 4.55% 2009	8,125	7,882
International Lease Finance Corp. 5.00% 2012	13,500	10,448
International Lease Finance Corp., Series R, 5.40% 2012	10,000	7,806
International Lease Finance Corp., Series R, 5.625% 2013	20,000	15,122
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,523
International Lease Finance Corp., Series R, 6.625% 2013	25,500	19,645
International Lease Finance Corp., Series R, 5.65% 2014	16,135	11,704
Goldman Sachs Group, Inc. 6.25% 2017	4,555	4,514
Goldman Sachs Group, Inc. 5.95% 2018	3,540	3,439
Goldman Sachs Group, Inc. 6.15% 2018	13,750	13,409
Goldman Sachs Group, Inc. 7.50% 2019	42,280	45,286
Citigroup Inc. 6.125% 2017	25,825	22,678
Citigroup Inc. 6.125% 2018	2,875	2,519
Citigroup Capital XXI 8.30% 20771	41,325	32,299
SLM Corp., Series A, 4.50% 2010	38,000	35,919
SLM Corp., Series A, 1.322% 20111	8,700	7,053
SLM Corp., Series A, 5.40% 2011	5,000	4,499
SLM Corp., Series A, 5.375% 2013	3,000	2,508
SLM Corp., Series A, 1.392% 20141	6,900	4,802
General Motors Acceptance Corp. 7.25% 20113	7,179	6,641
General Motors Acceptance Corp. 6.625% 20123	1,899	1,605
General Motors Acceptance Corp. 6.875% 20123	7,782	6,576
General Motors Acceptance Corp. 7.00% 20123	16,383	14,057
General Motors Acceptance Corp. 7.50% 20133	10,426	8,184
General Motors Acceptance Corp. 2.868% 20141,3	3,070	2,153
General Motors Acceptance Corp. 6.75% 20143	1,535	1,220
General Motors Acceptance Corp. 8.00% 20183	9,577	6,177
Morgan Stanley 6.00% 2014	28,400	28,784
Morgan Stanley, Series F, 5.95% 2017	10,400	9,996
Morgan Stanley 10.09% 2017	BRL3,000	1,281
American Express Co. 6.15% 2017	$19,185	17,722
American Express Co. 8.15% 2038	4,600	4,877
American Express Co. 6.80% 20661	6,321	4,557
Lehman Brothers Holdings Inc., Series I, 3.018% 20121,4	3,300	503
Lehman Brothers Holdings Inc., Series G, 4.80% 20144	10,395	1,585
Lehman Brothers Holdings Inc., Series I, 6.20% 20144	42,650	6,504
Lehman Brothers Holdings Inc., Series H, 5.50% 20164	765	117
Lehman Brothers Holdings Inc., Series I, 6.875% 20184	81,508	13,449
Lazard Group LLC 7.125% 2015	19,385	17,830
Lazard Group LLC 6.85% 2017	1,775	1,633
Northern Trust Corp. 5.50% 2013	5,450	5,783
Northern Trust Corp. 4.625% 2014	8,475	8,718
Northern Trust Corp. 5.85% 20175	3,750	3,905
Charles Schwab Corp., Series A, 6.375% 2017	12,490	12,997
Schwab Capital Trust I 7.50% 20371	4,485	3,749
ING Bank NV 5.50% 2012	€3,750	5,370
ING Groep NV 5.775% (undated)1	$15,500	9,078
iStar Financial, Inc. 6.00% 2010	3,805	2,626
iStar Financial, Inc. 8.625% 2013	5,000	2,602
Capmark Financial Group Inc. 7.875% 2012	9,410	2,446
Capmark Financial Group Inc. 8.30% 2017	6,090	1,437
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,704
Credit Suisse Group AG 5.50% 2014	3,000	3,120
E*TRADE Financial Corp. 7.875% 2015	2,770	2,202
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	2,094
		1,077,710

Banks — 2.79%
Independence Community Bank Corp. 4.90% 2010	12,000	11,724
Sovereign Bancorp, Inc. 2.738% 20131	3,000	2,266
Santander Issuances, SA Unipersonal 0.969% 20161,3	21,500	17,976
Santander Issuances, SA Unipersonal 5.805% 20161,3	76,100	61,239
Sovereign Bancorp, Inc. 8.75% 2018	70,920	69,963
Santander Perpetual, SA Unipersonal 6.671% (undated)1,3	21,800	16,156
Abbey National PLC 7.50% (undated)1	£3,270	3,997
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	3,018
UniCredito Italiano SpA 5.584% 20171,3	$60,690	52,908
UniCredito Italiano SpA 6.00% 20173	67,825	60,845
HVB Funding Trust I 8.741% 20313	5,555	3,111
HVB Funding Trust III 9.00% 20313	16,038	8,981
PNC Funding Corp. 1.239% 20141	28,000	25,300
PNC Funding Corp. 5.40% 2014	10,000	10,114
PNC Bank NA 6.875% 2018	5,200	5,149
PNC Funding Corp. 6.70% 2019	15,000	15,499
PNC Funding Corp., Series II, 6.113% (undated)1,3	18,300	9,513
National City Preferred Capital Trust I 12.00% (undated)1	55,000	57,475
Resona Bank, Ltd. 3.75% 20151	€9,740	12,976
Resona Bank, Ltd 4.125% (undated)1	5,735	5,954
Resona Bank, Ltd. 5.85% (undated)1,3	$90,833	68,669
Scotland International Finance No. 2 BV 4.25% 20133	7,744	6,442
HBOS PLC 6.75% 20183	63,135	47,733
HBOS PLC 6.00% 20333	5,465	3,273
HBOS Capital Funding LP 6.071% (undated)1,3	15,075	5,499
Lloyds Banking Group PLC 6.657% preference shares (undated)1,3	15,991	5,765
Fifth Third Bancorp 8.25% 2038	30,250	23,209
Fifth Third Capital Trust IV 6.50% 20671	67,680	41,268
Standard Chartered PLC 5.50% 20143	4,000	4,087
Standard Chartered Bank 6.40% 20173	52,710	47,703
Standard Chartered Bank 5.375% (undated)1	£150	180
HSBC Finance Corp. 5.70% 2011	$15,000	15,144
HSBC Finance Corp. 0.979% 20121	20,000	17,608
HSBC Finance Corp. 1.457% 20121	15,000	13,268
Royal Bank of Scotland Group PLC 5.00% 2013	2,605	2,148
Royal Bank of Scotland Group PLC 5.00% 2014	11,352	9,085
Royal Bank of Scotland Group PLC 5.05% 2015	10,638	8,348
Royal Bank of Scotland PLC 9.625% 2015	£200	327
Royal Bank of Scotland PLC 6.934% 2018	€12,780	15,092
Royal Bank of Scotland PLC 5.00% (undated)1	£200	199
Wells Fargo Bank, National Assn. 4.75% 2015	$19,035	18,071
Wells Fargo & Co. 5.625% 2017	8,500	8,381
Wells Fargo Bank, National Assn. 5.95% 2036	7,000	6,284
Wells Fargo Capital XIII 7.70% (undated)1	600	498
Wells Fargo & Co. 7.98% (undated)1	1,625	1,351
Société Générale 5.75% 20163	36,515	33,621
Paribas, New York Branch 6.95% 2013	11,550	12,038
BNP Paribas 4.80% 20153	305	244
BNP Paribas 5.125% 20153	12,070	11,301
BNP Paribas 5.75% 2022	£415	663
SunTrust Banks, Inc. 5.25% 2012	$1,885	1,922
SunTrust Banks, Inc. 6.00% 2017	940	852
SunTrust Banks, Inc. 7.25% 2018	21,200	20,868
Korea Development Bank 5.30% 2013	13,635	13,439
Korea Development Bank 8.00% 2014	9,115	9,879
United Overseas Bank Ltd. 5.375% 20191,3	22,250	21,252
UnionBanCal Corp. 5.25% 2013	2,040	1,886
Union Bank of California, NA 5.95% 2016	17,415	16,133
Silicon Valley Bank 5.70% 2012	18,000	16,759
HSBK (Europe) BV 7.75% 2013	9,700	7,178
HSBK (Europe) BV 7.75% 20133	305	226
HSBK (Europe) BV 7.25% 20173	10,460	6,067
Zions Bancorporation 5.50% 2015	9,063	6,532
Zions Bancorporation 6.00% 2015	8,442	6,043
DBS Bank Ltd. 1.704% 20211,3	12,500	9,719
Banco Santander-Chile 5.375% 20143	9,035	8,605
Northern Rock PLC 5.60% (undated)1,3	13,815	2,832
Northern Rock PLC 6.594% (undated)1,3	27,465	5,630
Barclays Bank PLC 6.05% 20173	4,600	3,995
Barclays Bank PLC 6.375% (undated)1	£240	294
Barclays Bank PLC 7.70% (undated)1,3	$2,000	1,666
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,794
Bergen Bank 1.938% (undated)1	5,000	2,824
Credit Agricole SA 6.637% (undated)1,3	4,535	2,744
Allied Irish Banks, PLC 5.625% 20301	£250	222
Allied Irish Banks Ltd. 1.563% (undated)1	$7,000	2,095
Christiana Bank Og Kreditkasse 1.625% (undated)1	4,000	1,880
Norinchukin Finance (Cayman) Ltd. 5.625% 20161	£205	319
Skandinaviska Enskilda Banken AB 5.00% (undated)1	78	93
Commerzbank AG 6.625% 2019	70	87
		1,057,498

Insurance — 2.41%
Liberty Mutual Group Inc. 6.50% 20353	$37,810	23,036
Liberty Mutual Group Inc. 7.50% 20363	37,485	25,890
Liberty Mutual Group Inc., Series A, 7.80% 20871,3	20,488	11,494
Liberty Mutual Group Inc., Series C, 10.75% 20881,3	88,940	64,144
ZFS Finance (USA) Trust II 6.45% 20651,3	29,500	22,715
ZFS Finance (USA) Trust V 6.50% 20671,3	87,675	64,880
Prudential Financial, Inc., Series D, 5.10% 2011	3,375	3,351
Prudential Holdings, LLC, Series C, 8.695% 20233,6	57,035	54,683
Prudential Financial, Inc. 8.875% 20681	15,000	12,672
Metropolitan Life Global Funding I, 5.125% 20133	18,310	18,639
MetLife Capital Trust IV 7.875% 20671,3	5,000	4,060
MetLife Capital Trust X 9.25% 20681,3	35,550	31,712
Lincoln National Corp. 5.65% 2012	19,250	18,698
Lincoln National Corp. 7.00% 20661	53,178	34,034
ACE INA Holdings Inc. 5.875% 2014	18,775	19,409
ACE INA Holdings Inc. 5.70% 2017	4,000	3,989
ACE INA Holdings Inc. 5.80% 2018	7,000	6,986
ACE Capital Trust II 9.70% 2030	12,423	11,336
ACE INA Holdings Inc. 6.70% 2036	5,980	5,939
CNA Financial Corp. 5.85% 2014	11,500	9,244
CNA Financial Corp. 6.50% 2016	24,625	19,981
CNA Financial Corp. 7.25% 2023	24,145	17,335
Catlin Insurance Ltd. 7.249% (undated)1,3	70,755	39,671
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	18,110
Allstate Corp., Series B, 6.125% 20671	28,300	21,084
Monumental Global Funding 5.50% 20133	16,270	15,711
Monumental Global Funding III 5.25% 20143	21,500	20,299
AEGON NV 6.125% 2031	£1,730	2,115
American General Finance Corp., Series I, 5.85% 2013	$27,500	15,787
American General Finance Corp., Series I, 5.40% 2015	20,000	10,784
American General Finance Corp., Series J, 6.90% 2017	20,000	10,844
Chubb Corp. 5.75% 2018	6,500	6,754
Chubb Corp. 6.50% 2038	19,850	21,592
Chubb Corp. 6.375% 20671	7,150	5,728
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,439
Hartford Financial Services Group, Inc. 6.30% 2018	24,000	19,547
Hartford Financial Services Group, Inc. 8.125% 20681	10,000	7,010
New York Life Global Funding 5.25% 20123	15,300	16,213
New York Life Global Funding 4.65% 20133	9,170	9,309
Nationwide Mutual Insurance 5.81% 20241,3	19,085	11,219
Nationwide Mutual Insurance Co. 8.25% 20313	15,675	12,602
Nationwide Mutual Insurance Co. 6.60% 20343	2,000	1,205
Nationwide Financial Services, Inc. 6.75% 20671	40,430	23,937
Principal Life Insurance Co. 5.30% 2013	18,000	17,974
Principal Life Global Funding I 4.40% 20103	16,600	16,484
AXA SA 6.463% (undated)1,3	25,000	15,774
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,770
Assurant, Inc. 5.625% 2014	16,000	14,285
MassMutual Global Funding II, Series 2002-1, 3.50% 20103	10,000	9,856
Jackson National Life Global 5.375% 20133	10,000	9,634
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20113	10,000	9,606
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	9,409
Loews Corp. 6.00% 2035	8,000	6,815
Assured Guaranty US Holdings Inc., Series A, 6.40% 20661	7,425	3,791
TIAA Global Markets 4.95% 20133	3,275	3,372
UnumProvident Finance Co. PLC 6.85% 20153	2,839	2,343
		913,300

Real estate — 1.58%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20103	44,950	44,010
Westfield Group 5.40% 20123	30,035	28,843
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	35,860	32,297
Westfield Group 7.50% 20143	12,500	12,407
Westfield Group 5.70% 20163	19,240	16,683
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	5,130
Westfield Group 7.125% 20183	$38,060	35,380
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,280
Kimco Realty Corp. 6.00% 2012	20,570	19,498
Kimco Realty Corp., Series C, 4.82% 2014	12,000	10,203
Kimco Realty Corp., Series C, 4.904% 2015	6,335	5,387
Kimco Realty Corp., Series C, 5.783% 2016	19,500	16,530
Kimco Realty Corp. 5.70% 2017	28,450	23,623
PLD International Finance LLC 4.375% 2011	€7,700	10,062
ProLogis 5.625% 2015	$13,035	10,348
ProLogis 5.625% 2016	745	573
ProLogis 5.75% 2016	27,620	21,799
ProLogis 6.625% 2018	48,130	37,957
Simon Property Group, LP 5.60% 2011	8,810	8,915
Simon Property Group, LP 5.00% 2012	10,000	9,975
Simon Property Group, LP 5.75% 2012	4,000	4,067
Simon Property Group, LP 5.75% 2015	3,250	2,997
Simon Property Group, LP 5.25% 2016	3,610	3,211
Simon Property Group, LP 6.10% 2016	4,750	4,439
Simon Property Group, LP 5.875% 2017	17,000	15,632
Simon Property Group, LP 6.125% 2018	23,950	22,315
Simon Property Group, LP 10.35% 2019	4,495	5,115
Hospitality Properties Trust 6.85% 2012	2,000	1,799
Hospitality Properties Trust 6.75% 2013	17,845	15,710
Hospitality Properties Trust 5.125% 2015	6,665	5,295
Hospitality Properties Trust 6.30% 2016	26,223	21,030
Hospitality Properties Trust 5.625% 2017	8,100	6,055
Hospitality Properties Trust 6.70% 2018	33,515	25,705
Brandywine Operating Partnership, LP 5.75% 2012	27,110	24,526
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,332
Rouse Co. 3.625% 20094	5,200	3,302
Rouse Co. 7.20% 20124	17,475	11,184
Rouse Co. 5.375% 20134	7,250	4,604
Rouse Co. 6.75% 20133,4	3,750	2,381
ERP Operating LP 5.25% 2014	2,000	1,901
ERP Operating LP 6.584% 2015	13,040	12,939
ERP Operating LP 5.75% 2017	1,530	1,429
ERP Operating LP 7.125% 2017	5,000	5,054
Developers Diversified Realty Corp. 5.375% 2012	5,782	3,911
Developers Diversified Realty Corp. 5.50% 2015	17,500	11,173
Realogy Corp., Letter of Credit, 3.37% 20131,6,7	241	175
Realogy Corp., Term Loan B, 4.177% 20131,6,7	861	626
Realogy Corp. 10.50% 2014	17,985	7,868
Realogy Corp. 11.75% 20141,8	2,774	888
Realogy Corp. 12.375% 2015	2,000	570
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	4,853
Host Marriott, LP, Series M, 7.00% 2012	2,675	2,595
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	271
Host Hotels & Resorts LP 9.00% 20173	1,800	1,723
Federal Realty Investment Trust 4.50% 2011	3,500	3,313
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,270
		599,158

Automobiles & components — 0.30%
Ford Motor Credit Co. 7.375% 2009	26,725	26,498
Ford Motor Credit Co. 7.875% 2010	10,000	9,501
Ford Motor Credit Co. 8.625% 2010	425	399
Ford Motor Credit Co. 9.75% 20101	5,000	4,791
Ford Motor Credit Co. 5.879% 20111	20,275	17,614
Ford Motor Credit Co. 7.25% 2011	24,000	20,769
Ford Motor Credit Co. 7.375% 2011	2,200	1,992
Ford Motor Credit Co. 3.889% 20121	8,825	6,839
Ford Motor Credit Co. 7.80% 2012	900	775
Ford Motor Credit Co. 8.00% 2016	2,000	1,531
American Honda Finance Corp. 5.125% 20103	21,850	21,566
		112,275

CONSUMER DISCRETIONARY — 4.48%
Media — 2.89%
Comcast Cable Communications, Inc. 6.75% 2011	520	550
Tele-Communications, Inc. 9.80% 2012	17,500	19,711
Comcast Cable Communications, Inc. 7.125% 2013	14,625	16,101
Tele-Communications, Inc. 7.875% 2013	7,500	8,541
Comcast Corp. 5.85% 2015	29,025	30,119
Comcast Corp. 6.50% 2015	9,000	9,557
Comcast Corp. 6.30% 2017	24,500	25,972
Comcast Corp. 5.875% 2018	45,765	46,469
Comcast Corp. 5.65% 2035	4,745	4,360
Comcast Corp. 6.45% 2037	7,250	7,168
Comcast Corp. 6.95% 2037	15,520	16,233
Comcast Corp. 6.40% 2038	11,800	11,589
Time Warner Inc. 1.15% 20091	8,510	8,490
Time Warner Inc. 5.50% 2011	1,675	1,731
AOL Time Warner Inc. 6.75% 2011	3,815	3,994
AOL Time Warner Inc. 6.875% 2012	22,500	24,085
Time Warner Inc. 5.875% 2016	56,140	55,408
Time Warner Companies, Inc. 7.25% 2017	1,600	1,650
Time Warner Companies, Inc. 7.57% 2024	12,340	12,107
AOL Time Warner Inc. 7.625% 2031	31,935	31,127
Time Warner Inc. 6.50% 2036	45,485	39,949
Time Warner Cable Inc. 5.40% 2012	8,000	8,274
Time Warner Cable Inc. 6.20% 2013	4,500	4,746
Time Warner Cable Inc. 7.50% 2014	22,860	25,208
Time Warner Cable Inc. 8.25% 2014	40,000	44,879
Time Warner Cable Inc. 6.75% 2018	60,500	63,121
Time Warner Cable Inc. 8.25% 2019	21,560	24,504
Time Warner Cable Inc. 8.75% 2019	3,950	4,609
News America Holdings Inc. 8.00% 2016	1,000	1,066
News America Inc. 7.25% 2018	2,250	2,274
News America Holdings Inc. 8.25% 2018	15,290	16,682
News America Inc. 6.90% 20193	54,975	57,386
News America Inc. 6.65% 2037	38,900	35,096
News America Inc. 7.85% 20393	3,500	3,741
Thomson Reuters Corp. 6.50% 2018	74,120	77,270
Cox Communications, Inc. 7.875% 2009	1,000	1,006
Cox Communications, Inc. 4.625% 2010	900	904
Cox Communications, Inc. 7.125% 2012	7,000	7,530
Cox Communications, Inc. 5.45% 2014	17,045	16,940
Cox Communications, Inc. 9.375% 20193	26,205	31,606
Cox Communications, Inc. 8.375% 20393	6,555	7,330
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	10,000	10,600
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20123	10,150	9,820
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	12,725
Charter Communications Operating, LLC, Term Loan B, 4.25% 20141,6,7	12,017	10,860
Charter Communications Operating, LLC, Term Loan B, 7.25% 20141,6,7	1,975	1,947
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20143	1,575	1,516
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20143	15,375	15,990
CCH I, LLC and CCH I Capital Corp. 11.00% 20154	950	119
Univision Communications Inc. 7.85% 2011	7,055	6,984
Univision Communications, Inc., First Lien Term Loan B, 2.56% 20141,6,7	11,205	8,428
Univision Communications Inc. 12.00% 20143	4,555	4,498
Univision Communications Inc. 10.50% 20151,3,8	35,720	20,986
NTL Cable PLC 8.75% 2014	10,725	10,511
NTL Cable PLC 8.75% 2014	€1,000	1,318
NTL Cable PLC 9.50% 2016	$15,200	15,048
Warner Music Group 0%/9.50% 20149	125	99
Warner Music Group 7.375% 2014	4,725	4,022
Warner Music Group 9.50% 20163	13,175	13,175
AMC Entertainment Inc. 8.00% 2014	8,125	6,967
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,431
AMC Entertainment Inc. 8.75% 20193	5,000	4,725
Quebecor Media Inc. 7.75% 2016	8,950	8,156
Quebecor Media Inc. 7.75% 2016	5,670	5,167
TL Acquisitions, Inc., Term Loan B, 2.81% 20141,6,7	5,586	4,700
Thomson Learning 10.50% 20153	9,450	7,702
CBS Corp. 8.875% 2019	12,400	12,105
Viacom Inc. 5.75% 2011	2,500	2,561
Viacom Inc. 6.25% 2016	7,500	7,399
CSC Holdings, Inc. 8.50% 20143	3,825	3,811
CSC Holdings, Inc. 8.625% 20193	3,700	3,645
Kabel Deutschland GmbH 10.625% 2014	7,150	7,409
American Media Operation 9.00% 20133,8	1,149	577
American Media Operation 14.00% 20131,3,8	16,136	6,495
LBI Media, Inc. 8.50% 20173	11,390	6,051
Regal Cinemas Corp., Series B, 9.375% 2012	6,125	5,964
Cinemark USA, Inc., Term Loan B, 2.21% 20131,6,7	3,331	3,153
Cinemark USA, Inc. 8.625% 20193	2,000	1,985
WPP Finance (UK) 8.00% 2014	5,000	5,083
UPC Holding BV 9.875% 20183	5,000	4,781
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	3,698
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	450	431
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	3,520	3,186
Local T.V. Finance LLC, Term Loan B, 2.31% 20131,6,7	994	631
Local T.V. Finance LLC 10.00% 20151,3,8	16,868	2,952
Fox Acquisition LLC, Term Loan B, 7.25% 20151,6,7	847	617
Fox Acquisition LLC 13.375% 20163	6,165	2,820
Liberty Media Corp. 8.25% 2030	3,550	2,463
Radio One, Inc. 6.375% 2013	7,380	2,260
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 20104	3,000	2,175
Dex Media, Inc., Series B, 8.00% 20134	525	81
Walt Disney Co. 5.625% 2016	2,000	2,152
Vidéotron Ltée 6.875% 2014	1,000	930
Vidéotron Ltée 6.375% 2015	1,000	901
WDAC Intermediate Corp. 8.375% 20143	2,425	534
WDAC Intermediate Corp. 8.50% 2014	€500	193
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 20121,6,7	$412	382
Young Broadcasting Inc. 10.00% 20114	13,317	33
		1,095,035

Retailing — 0.78%
Macy’s Retail Holdings, Inc. 8.875% 2015	25,770	24,966
Federated Retail Holdings, Inc. 5.90% 2016	71,875	58,639
Federated Retail Holdings, Inc. 6.375% 2037	7,700	5,248
Staples, Inc. 7.75% 2011	16,265	17,207
Staples, Inc. 9.75% 2014	27,970	31,269
Nordstrom, Inc. 6.75% 2014	29,360	30,552
Michaels Stores, Inc., Term Loan B, 2.625% 20131,6,7	8,258	6,586
Michaels Stores, Inc. 10.00% 2014	16,125	13,626
Michaels Stores, Inc. 0%/13.00% 2016 (9)	1,110	461
Toys "R" Us, Inc. 7.625% 2011	13,115	12,197
Toys "R" Us-Delaware, Inc., Term Loan B, 4.565% 20121,6,7	7,970	7,376
Dollar General Corp., Term Loan B2, 3.06% 20141,6,7	1,000	943
Dollar General Corp. 10.625% 2015	6,550	7,107
Dollar General Corp. 11.875% 20171,8	9,000	9,765
J.C. Penney Co., Inc. 9.00% 2012	3,495	3,562
J.C. Penney Corp., Inc. 5.75% 2018	11,500	10,110
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,979
Lowe’s Companies, Inc. 6.50% 2029	700	717
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	7,200	7,200
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,045
Kohl’s Corp. 7.25% 2029	3,452	3,549
Kohl’s Corp. 6.00% 2033	3,713	3,333
Edcon (Proprietary) Ltd. 4.527% 20141	€6,500	5,333
Edcon (Proprietary) Ltd. 4.527% 20141	500	410
Target Corp. 6.50% 2037	$5,390	5,470
Neiman Marcus Group, Inc. 9.75% 20151,8	9,120	5,426
Marks and Spencer Group PLC 6.25% 20173	6,000	4,991
Home Depot, Inc. 5.875% 2036	5,000	4,425
Bon-Ton Department Stores, Inc. 10.25% 2014	10,000	4,400
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,700	2,160
		297,052

Consumer services — 0.39%
MGM MIRAGE 8.50% 2010	6,850	6,251
MGM MIRAGE 6.75% 2012	1,050	751
MGM MIRAGE 6.75% 2013	3,350	2,253
MGM MIRAGE 13.00% 20133	5,150	5,665
MGM MIRAGE 5.875% 2014	6,575	4,257
MGM MIRAGE 10.375% 20143	3,025	3,154
MGM MIRAGE 6.625% 2015	3,600	2,367
MGM MIRAGE 11.125% 20173	4,375	4,659
Marriott International, Inc., Series J, 5.625% 2013	8,305	8,206
Marriott International, Inc., Series I, 6.375% 2017	13,750	13,085
Mohegan Tribal Gaming Authority 6.375% 2009	12,700	12,414
Mohegan Tribal Gaming Authority 8.00% 2012	3,675	2,811
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	3,596
Seminole Tribe of Florida 5.798% 20133,6	9,865	8,928
Seminole Tribe of Florida 7.804% 20203,6	9,370	7,353
Boyd Gaming Corp. 7.75% 2012	2,550	2,384
Boyd Gaming Corp. 6.75% 2014	8,925	7,274
Boyd Gaming Corp. 7.125% 2016	4,000	2,985
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20122	12,025	10,952
Royal Caribbean Cruises Ltd. 8.75% 2011	2,465	2,367
Royal Caribbean Cruises Ltd. 11.875% 2015	6,025	5,935
ERAC USA Finance Co. 7.00% 20373	10,000	7,974
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	8,415	7,447
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	4,680
Pinnacle Entertainment, Inc. 7.50% 2015	4,755	4,089
Seneca Gaming Corp. 7.25% 2012	3,025	2,632
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	1,022
Wendy’s/Arby’s Group Inc. 10.00% 20163	1,100	1,058
		146,549

Automobiles & components — 0.26%
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,023
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,925	15,237
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,560
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	15,565
DaimlerChrysler North America Holding Corp. 7.30% 2012	1,455	1,508
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	19,103
Allison Transmission Holdings, Inc., Term Loan B, 3.07% 20141,6,7	5,772	4,630
Allison Transmission Holdings, Inc. 11.00% 20153	750	596
Allison Transmission Holdings, Inc. 12.00% 20151,3,8	11,700	8,248
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	2,450
Tenneco Automotive Inc. 8.625% 2014	3,025	2,193
Tenneco Inc. 8.125% 2015	3,250	2,584
Ford Motor Co. 9.50% 2011	2,000	1,570
FCE Bank PLC 7.125% 2013	€4,500	5,175
General Motors Corp. 7.20% 20114	$3,975	517
General Motors Corp. 7.125% 20134	3,595	458
General Motors Corp. 8.80% 20214	10,542	1,318
Goodyear Tire & Rubber Co. 5.01% 20091	1,150	1,144
TRW Automotive Inc. 7.00% 20143	1,500	1,088
Visteon Corp. 8.25% 20104	2,912	102
Visteon Corp. 12.25% 20163,4	7,517	301
Cooper-Standard Automotive Inc. 7.00% 20124	425	85
Cooper-Standard Automotive Inc. 8.375% 20144	2,200	143
Delphi Automotive Systems Corp. 6.55% 20064	500	3
Delphi Automotive Systems Corp. 6.50% 20094	6,000	38
Delphi Corp. 6.50% 20134	7,020	105
Delphi Automotive Systems Corp. 7.125% 20294	1,350	8
		98,752

Consumer durables & apparel — 0.16%
Fortune Brands, Inc. 6.375% 2014	20,000	19,907
Hanesbrands Inc., Series B, 4.593% 20141	11,105	8,995
Standard Pacific Corp. 7.75% 2013	6,890	4,995
Standard Pacific Corp. 6.25% 2014	775	550
Standard Pacific Corp. 7.00% 2015	4,340	3,125
Meritage Corp. 7.00% 2014	1,850	1,526
Meritage Homes Corp. 6.25% 2015	5,275	4,167
Meritage Corp. 7.731% 20172,3	4,000	2,665
Beazer Homes USA, Inc. 8.625% 2011	4,625	3,168
Beazer Homes USA, Inc. 8.125% 2016	4,490	2,178
Sealy Mattress Co. 8.25% 2014	4,200	3,476
Sealy Mattress Co. 10.875% 20163	500	526
KB Home 6.25% 2015	3,170	2,726
Jarden Corp. 8.00% 2016	2,375	2,274
		60,278

TELECOMMUNICATION SERVICES — 3.49%
Verizon Communications Inc. 3.75% 20113	111,950	114,293
ALLTEL Corp. 7.00% 2012	18,299	19,778
Verizon Global Funding Corp. 7.375% 2012	11,835	13,249
Verizon Communications Inc. 5.25% 2013	14,500	15,230
Verizon Communications Inc. 5.55% 20143	14,710	15,632
Verizon Communications Inc. 5.50% 2017	11,495	11,533
Verizon Communications Inc. 5.50% 2018	8,540	8,496
Verizon Communications Inc. 6.10% 2018	24,000	24,660
Verizon Communications Inc. 8.50% 20183	16,000	19,154
Verizon Communications Inc. 8.75% 2018	34,000	40,339
Verizon Communications Inc. 6.35% 2019	14,500	15,112
Verizon Global Funding Corp. 7.75% 2030	9,501	10,640
Telecom Italia Capital SA 4.875% 2010	1,260	1,273
Olivetti Finance NV 7.25% 2012	€8,830	13,314
Telecom Italia Capital SA, Series B, 5.25% 2013	$5,480	5,379
Telecom Italia Capital SA 4.95% 2014	9,867	9,457
Telecom Italia Capital SA 5.25% 2015	77,500	74,911
Telecom Italia Capital SA 6.999% 2018	9,900	10,032
Telecom Italia Capital SA 7.175% 2019	41,500	42,143
Telecom Italia SpA 7.75% 2033	€8,270	11,981
Telicom Italia Capital SA 6.00% 2034	$3,000	2,541
Telecom Italia Capital SA 7.20% 2036	2,000	1,945
Telecom Italia Capital SA 7.721% 2038	32,500	33,193
AT&T Corp. 7.30% 20111	4,734	5,194
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,566
SBC Communications Inc. 5.875% 2012	20,337	21,842
AT&T Wireless Services, Inc. 8.125% 2012	12,630	14,149
AT&T Inc. 4.95% 2013	17,000	17,694
SBC Communications Inc. 5.10% 2014	4,745	4,935
SBC Communications Inc. 5.625% 2016	45,200	46,582
AT&T Inc. 5.50% 2018	5,910	5,911
AT&T Inc. 5.60% 2018	17,580	17,706
AT&T Inc. 5.80% 2019	11,550	11,748
SBC Communications Inc. 6.45% 2034	11,175	11,054
AT&T Inc. 6.55% 2039	13,425	13,445
Sprint Nextel Corp. 1.001% 20101	1,865	1,759
Nextel Communications, Inc., Series E, 6.875% 2013	66,830	55,636
Nextel Communications, Inc., Series F, 5.95% 2014	51,963	41,181
Nextel Communications, Inc., Series D, 7.375% 2015	48,155	38,644
France Télécom 7.75% 20111	32,000	34,623
France Télécom 7.25% 2013	€4,800	7,623
France Télécom 4.375% 2014	$19,010	19,179
France Télécom 5.375% 2019	12,690	12,806
Vodafone Group PLC 7.75% 2010	20,000	20,679
Vodafone Group PLC 5.625% 2017	16,080	16,357
Vodafone Group PLC 5.45% 2019	25,000	24,630
Vodafone Group PLC 6.15% 2037	6,000	5,922
American Tower Corp. 7.125% 2012	14,850	15,017
American Tower Corp. 7.00% 2017	16,550	16,095
American Tower Corp. 7.25% 20193	4,875	4,741
Telefónica Emisiones, SAU 4.949% 2015	13,150	13,382
Telefónica Emisiones, SAU 6.421% 2016	5,750	6,157
Telefónica Emisiones, SAU 5.877% 2019	12,010	12,406
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,200
Deutsche Telekom International Finance BV 4.875% 2014	16,250	16,373
Deutsche Telekom International Finance BV 6.75% 2018	10,000	10,631
Qwest Capital Funding, Inc. 7.90% 2010	1,400	1,407
Qwest Capital Funding, Inc. 7.25% 2011	16,450	16,039
Qwest Communications International Inc. 7.25% 2011	6,000	5,850
Qwest Corp. 7.875% 2011	1,000	1,005
MetroPCS Wireless, Inc. 9.25% 2014	11,950	11,935
MetroPCS Wireless, Inc. 9.25% 20143	10,925	10,870
Cricket Communications, Inc. 9.375% 2014	12,185	12,063
Cricket Communications, Inc. 7.75% 20163	10,050	9,723
British Telecommunications PLC 5.15% 2013	5,000	4,987
British Telecommunications PLC 5.95% 2018	17,472	15,772
Centennial Communications Corp. 6.958% 20131	6,500	6,500
Centennial Communications Corp. 10.00% 2013	2,750	2,915
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	933
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial
Puerto Rico Operations Corp. 8.125% 20141	9,300	9,556
PCCW-HKT Capital Ltd. 8.00% 20111,3	15,000	15,804
PCCW-HKT Capital No. 3 Ltd. 5.25% 20153	2,750	2,471
Crown Castle International Corp. 9.00% 2015	8,275	8,461
Crown Castle International Corp. 7.75% 20173	9,675	9,481
Koninklijke KPN NV 8.00% 2010	6,550	6,875
Koninklijke KPN NV 4.75% 2017	€3,500	4,890
Koninklijke KPN NV 8.375% 2030	$5,200	5,960
Digicel Group Ltd. 12.00% 20143	12,025	12,205
Digicel Group Ltd. 8.875% 20153	5,500	4,593
Digicel Group Ltd. 8.875% 2015	400	334
Windstream Corp. 8.125% 2013	10,650	10,357
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,795
Windstream Corp. 8.625% 2016	3,300	3,176
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,773
Singapore Telecommunications Ltd. 6.375% 20113	2,050	2,226
Singapore Telecommunications Ltd. 7.375% 20313	3,800	4,506
Rogers Wireless Inc. 7.25% 2012	713	767
Rogers Wireless Inc. 7.50% 2015	6,300	6,861
SK Telecom Co., Ltd. 4.25% 20113	6,000	5,979
Intelsat Jackson Holding Co., Series B, 8.875% 20153	1,950	1,891
Intelsat, Ltd. 8.875% 2015	775	752
Intelsat Jackson Holding Co. 9.50% 20163	2,100	2,121
NTELOS Inc., Term Loan B, 2.56% 20111,6,7	4,788	4,682
Orascom Telecom 7.875% 20143	3,275	2,784
Cincinnati Bell Inc. 7.25% 2013	2,800	2,576
Millicom International Cellular SA 10.00% 2013	2,430	2,476
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,519
Hawaiian Telcom Communications, Inc. 9.75% 20134	$7,715	116
Hawaiian Telcom Communications, Inc. 8.765% 20131,4	3,605	54
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,6,7,8	2,130	1,286
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20154	3,050	—
Nordic Telephone Co. Holding ApS 8.875% 20163	1,000	970
Level 3 Financing, Inc. 9.25% 2014	1,000	825
Citizens Communications Co. 7.875% 2027	775	624
Trilogy International Partners LLC, Term Loan B, 4.098% 20121,6,7	275	187
		1,323,084

ENERGY — 3.39%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	44,865
Enbridge Energy Partners, LP 9.875% 2019	28,255	32,810
Enbridge Energy Partners, LP, Series B, 7.50% 2038	30,700	30,919
Enbridge Energy Partners, LP 8.05% 20771	67,100	49,049
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,767
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	6,781
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	14,064
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	33,907
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	14,268
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	22,231
Kinder Morgan Energy Partners LP 9.00% 2019	9,865	11,239
Kinder Morgan Energy Partners LP 6.85% 2020	44,045	45,231
TransCanada PipeLines Ltd. 6.50% 2018	35,000	38,144
TransCanada PipeLines Ltd. 7.125% 2019	9,400	10,628
TransCanada PipeLines Ltd. 6.20% 2037	1,250	1,284
TransCanada PipeLines Ltd. 7.25% 2038	2,145	2,447
TransCanada PipeLines Ltd. 7.625% 2039	2,175	2,547
TransCanada PipeLines Ltd. 6.35% 20671	85,555	59,544
Gaz Capital SA, Series 13, 6.605% 2018	€8,200	9,430
Gaz Capital SA 6.51% 20223	$82,475	62,062
Gaz Capital SA 7.288% 20373	16,150	12,193
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 20093,6	5,436	5,408
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 20096	300	298
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20143,6	15,570	16,370
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20146	1,000	1,051
Ras Laffan Liquefied Natural Gas III 5.832% 20166	2,000	1,957
Ras Laffan Liquefied Natural Gas II 5.298% 20203,6	45,970	42,126
Ras Laffan Liquefied Natural Gas II 5.298% 20206	2,000	1,833
Ras Laffan Liquefied Natural Gas III 5.838% 20273,6	15,000	12,601
Ras Laffan Liquefied Natural Gas III 6.332% 20276	2,000	1,726
Williams Companies, Inc. 3.208% 20101,3	7,500	7,099
Williams Companies, Inc. 6.375% 20103	1,500	1,500
Williams Companies, Inc. 7.125% 2011	500	510
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	10,277
Williams Companies, Inc. 8.75% 20203	3,000	3,133
Williams Companies, Inc. 7.875% 2021	37,370	36,880
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,778
Williams Companies, Inc. 8.75% 2032	18,916	19,057
Rockies Express Pipeline LLC 4.50% 20091,3	20,000	20,003
Rockies Express Pipeline LLC 6.25% 20133	6,940	6,992
Rockies Express Pipeline LLC 6.85% 20183	32,150	34,044
Enbridge Inc. 5.80% 2014	9,200	9,587
Enbridge Inc. 4.90% 2015	3,250	3,111
Enbridge Inc. 5.60% 2017	42,080	41,311
Enterprise Products Operating LP, Series B, 4.625% 2009	9,500	9,529
Enterprise Products Operating LP 4.95% 2010	8,750	8,881
Enterprise Products Operating LP 7.50% 2011	5,000	5,243
Enterprise Products Operating LLC 5.65% 2013	17,850	18,303
Enterprise Products Operating LP 7.034% 20681	9,345	6,902
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143,6	36,030	32,607
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20146	4,657	4,214
Husky Energy Inc. 5.90% 2014	555	581
Husky Energy Inc. 6.20% 2017	16,415	16,681
Husky Energy Inc. 7.25% 2019	15,830	17,328
Chevron Corp. 3.95% 2014	4,400	4,535
Chevron Corp. 4.95% 2019	27,830	28,812
Shell International Finance B.V. 4.00% 2014	18,830	19,356
Shell International Finance B.V. 6.375% 2038	11,250	12,296
Phillips Petroleum Co. 8.75% 2010	4,000	4,271
Polar Tankers, Inc. 5.951% 20373,6	27,355	25,428
Pemex Finance Ltd. 8.875% 20106	9,600	9,909
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20172,6	11,700	13,209
Pemex Project Funding Master Trust 5.75% 2018	3,150	2,914
Pemex Project Funding Master Trust 6.625% 2035	3,500	3,170
Energy Transfer Partners, LP 5.95% 2015	3,465	3,495
Energy Transfer Partners, LP 9.00% 2019	16,340	18,691
Energy Transfer Partners, LP 9.70% 2019	4,030	4,634
Devon Energy Corp. 6.30% 2019	10,080	10,791
Devon Financing Corp. ULC 7.875% 2031	10,195	12,039
StatoilHydro ASA 3.875% 2014	7,000	7,107
StatoilHydro ASA 5.25% 2019	15,230	15,703
Apache Corp. 6.00% 2013	2,420	2,636
Apache Corp. 5.625% 2017	7,200	7,565
Apache Corp. 6.90% 2018	7,145	8,195
Qatar Petroleum 5.579% 20113,6	17,069	17,355
XTO Energy Inc. 6.25% 2017	15,750	16,600
BP Capital Markets PLC 3.625% 20143	16,000	15,975
Canadian Natural Resources Ltd. 5.70% 2017	14,000	14,179
Petroplus Finance Ltd. 6.75% 20143	6,200	5,363
Petroplus Finance Ltd. 7.00% 20173	10,175	8,496
Sunoco, Inc. 4.875% 2014	14,830	13,830
Marathon Oil Corp. 5.90% 2018	10,000	10,043
Gulfstream Natural Gas 5.56% 20153	3,500	3,332
Gulfstream Natural Gas 6.19% 20253	7,235	6,420
Delek & Avner-Yam Tethys Ltd. 5.326% 20133,6	9,092	9,043
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20103,6	7,667	7,522
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20103,6	1,444	1,417
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,742
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	3,175
Nakilat Inc., Series A, 6.067% 20333,6	10,800	8,817
Drummond Co., Inc. 7.375% 20163	8,900	6,541
TEPPCO Partners LP 7.00% 20671	4,055	3,052
PETRONAS Capital Ltd. 7.00% 20123	2,250	2,487
		1,282,476

UTILITIES — 3.25%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	46,600	49,270
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,880	2,954
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,500	5,614
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	57,125	71,738
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,987
MidAmerican Energy Co. 5.125% 2013	7,500	7,792
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,059
MidAmerican Energy Co. 4.65% 2014	5,000	5,204
MidAmerican Energy Co. 5.95% 2017	3,000	3,239
MidAmerican Energy Co. 5.30% 2018	5,000	5,195
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	4,050
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	49,703
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	13,636
E.ON International Finance BV 5.80% 20183	74,575	77,722
Ohio Edison Co. 6.40% 2016	13,750	14,064
Jersey Central Power & Light Co. 5.65% 2017	3,000	2,944
Cleveland Electric Illuminating Co. 5.70% 2017	8,640	8,431
Pennsylvania Electric Co. 6.05% 2017	5,165	5,036
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	29,712
Jersey Central Power & Light Co. 7.35% 2019	1,700	1,872
Toledo Edison Co. 7.25% 2020	10,000	11,155
Ohio Edison Co. 6.875% 2036	2,315	2,340
Edison Mission Energy 7.50% 2013	5,625	5,062
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	3,500	3,560
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,101
Edison Mission Energy 7.75% 2016	7,125	5,842
Midwest Generation, LLC, Series B, 8.56% 20166	17,347	17,000
Edison Mission Energy 7.00% 2017	7,175	5,543
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,063
Edison Mission Energy 7.20% 2019	15,450	11,587
Homer City Funding LLC 8.734% 20266	13,609	12,180
Edison Mission Energy 7.625% 2027	1,900	1,226
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,516
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,530
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	5,000	4,924
Consumers Energy Co. 5.65% 2018	18,325	18,591
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	32,049
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,595
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 20123	3,060	3,101
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20163	34,975	32,805
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	12,000	11,397
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	14,500	12,362
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,297
Progress Energy, Inc. 6.05% 2014	2,100	2,210
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,302
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,367
Progress Energy, Inc. 7.05% 2019	32,900	36,568
Israel Electric Corp. Ltd. 7.25% 20193	39,800	39,380
Israel Electric Corp. Ltd. 8.10% 20963	6,250	5,540
NGG Finance PLC 6.125% 2011	€3,480	5,150
National Grid PLC 6.30% 2016	$37,605	38,690
National Grid Co. PLC 5.875% 2024	£170	272
Cilcorp Inc. 8.70% 2009	$1,000	985
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,549
Union Electric Co. 4.65% 2013	3,000	2,962
Ameren Corp. 8.875% 2014	15,000	15,497
Union Electric Co. 5.40% 2016	5,750	5,566
Cilcorp Inc. 9.375% 2029	12,265	15,147
Veolia Environnement 5.25% 2013	18,235	18,866
Veolia Environnement 6.00% 2018	4,945	5,049
Veolia Environnement 6.125% 2033	€13,640	17,443
PSEG Power LLC 7.75% 2011	$16,410	17,571
Public Service Electric and Gas Co., Series E, 5.30% 2018	12,690	13,284
PSEG Power LLC 8.625% 2031	7,350	8,685
Energy East Corp. 6.75% 2012	7,155	7,676
Scottish Power PLC 5.375% 2015	31,415	30,263
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	731
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,389
Sierra Pacific Resources 8.625% 2014	900	891
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,615
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	6,041
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	10,392
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,500	2,676
Oncor Electric Delivery Co. LLC 6.80% 2018	25,000	26,761
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	14,075
Public Service Co. of Colorado 5.80% 2018	6,300	6,809
Public Service Co. of Colorado 5.125% 2019	4,350	4,479
Intergen Power 9.00% 20173	23,450	22,336
Ohio Power Co., Series H, 4.85% 2014	5,965	5,921
Ohio Power Co., Series K, 6.00% 2016	15,000	15,299
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,151
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,384
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,251
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.821% 20141,6,7	4,506	3,233
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	12,215	7,665
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	10,925	6,855
Texas Competitive Electric Holdings Co. LLC 11.25% 20161,8	5,545	2,579
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,144
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,752
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,295
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	2,065
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,704
PG&E Corp. 5.75% 2014	2,000	2,133
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,890
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,163
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,419
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	5,203
Electricité de France SA 5.50% 20143	2,000	2,155
Electricité de France SA 6.50% 20193	11,000	12,069
AES Corp. 9.375% 2010	129	131
AES Corp. 8.75% 20133	624	636
AES Corp. 7.75% 2015	10,500	9,818
AES Corp. 8.00% 2020	1,925	1,737
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	10,698
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20286	11,250	10,457
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,560
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,244
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,673
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	658
Empresa Nacional de Electricidad SA 8.35% 2013	$5,000	5,608
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,477
Alabama Power Co., Series R, 4.70% 2010	2,250	2,332
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,643
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,338
SP PowerAssets Ltd. 5.00% 20133	8,000	8,294
ENEL SpA 5.625% 2027	€5,760	7,793
NRG Energy, Inc. 7.25% 2014	$4,200	4,085
NRG Energy, Inc. 7.375% 2016	3,700	3,510
Kern River Funding Corp. 4.893% 20183,6	7,686	7,317
Florida Power & Light Co. 4.85% 2013	5,000	5,202
Korea East-West Power Co., Ltd. 4.875% 20113	5,000	5,015
Enersis SA 7.375% 2014	3,000	3,215
Connecticut Light & Power Co., First and Refunding Mortgage Bonds, Series 2008A, 5.65% 2018	2,500	2,646
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,6	2,667	2,492
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	510
Kelda Group PLC 6.625% 2031	165	268
		1,231,952

INDUSTRIALS — 3.12%
Transportation — 1.86%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20116	$14,050	13,225
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 20116	10,000	9,938
Continental Airlines, Inc. 8.75% 2011	6,300	3,969
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20126	12,500	11,984
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 1.006% 20151,6	1,100	746
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20162,6	27,654	24,335
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20176	158	119
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20186	1,473	1,079
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20186	1,499	1,132
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20192,6	17,234	14,132
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	36,415	31,613
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20196	3,351	2,580
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202,6	21,436	19,828
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20206	12,448	9,149
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20206	8,547	5,214
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20212,6	281	247
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20216	9,006	7,340
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222,6	14,115	11,856
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	10,130	6,730
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	13,303	10,967
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20222,6	13,264	11,142
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20226	1,403	1,024
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20126	400	387
Northwest Airlines, Inc., Term Loan B, 4.10% 20131,6,7	2,759	2,193
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20136	1,000	944
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 20132,6	2,244	2,065
Delta Air Lines, Inc., Second Lien Term Loan B, 3.568% 20141,6,7	4,900	3,376
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	53,658	47,300
Delta Air Lines, Inc., Series 1992-A2, 9.20% 20144,6	4,760	4,522
Northwest Airlines, Inc., Term Loan A, 2.35% 20181,6,7	66,221	49,997
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20246	37,194	29,198
CSX Corp. 5.75% 2013	8,335	8,553
CSX Corp. 6.25% 2015	15,000	15,526
CSX Corp. 6.25% 2018	10,000	10,102
CSX Corp. 7.375% 2019	15,000	16,319
CSX Corp. 6.15% 2037	26,585	24,796
CSX Corp. 7.45% 2038	13,050	14,174
AMR Corp., Series B, 10.45% 2011	150	74
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20126	3,750	3,113
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20126	11,848	11,273
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20126	18,165	14,714
AMR Corp. 9.00% 2012	5,800	2,900
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	38,010	35,872
American Airlines, Inc., Series 1991-C2, 9.73% 20146	6,410	3,013
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20196	8,058	4,271
Union Pacific Corp. 5.125% 2014	8,430	8,578
Union Pacific Corp. 5.75% 2017	20,750	20,951
Union Pacific Corp. 5.70% 2018	4,000	4,015
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20226	7,015	7,182
Union Pacific Corp. 6.15% 2037	10,930	10,130
Norfolk Southern Corp. 5.75% 20163	3,390	3,516
Norfolk Southern Corp. 5.75% 2018	21,050	21,559
Norfolk Southern Corp. 5.90% 2019	14,000	14,536
Norfolk Southern Corp. 7.05% 2037	8,690	9,615
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 20106	394	389
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20114,6	7,335	8,728
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20126	174	170
United Air Lines, Inc., Term Loan B, 2.313% 20141,6,7	8,418	4,938
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 20146	66	65
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 20156	205	203
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20213,6	894	469
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20246	27,163	21,034
Canadian National Railway Co. 5.55% 2018	16,500	17,267
Canadian National Railway Co. 6.375% 2037	8,000	8,793
Burlington Northern Santa Fe Corp. 6.15% 2037	10,890	10,911
BNSF Funding Trust I 6.613% 20551	15,000	11,896
TFM, SA de CV 9.375% 2012	3,800	3,629
Kansas City Southern Railway Co. 13.00% 2013	1,375	1,482
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,870
RailAmerica Inc. 9.25% 20173	4,000	3,880
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 20233,6	4,263	2,186
Navios Maritime Holdings Inc. 9.50% 2014	1,980	1,661
CEVA Group PLC 10.00% 20143	500	342
		703,026

Capital goods — 0.99%
BAE Systems Holdings Inc. 4.75% 20103,6	10,350	10,393
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,6	30,410	29,984
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,6	29,189	29,254
BAE Systems Holdings Inc. 4.95% 20143	16,125	16,225
General Electric Capital Corp. 6.25% 2017	£400	645
General Electric Capital Corp., Series A, 1.256% 20181	$9,000	6,704
General Electric Capital Corp., Series A, 1.396% 20261	36,200	23,964
General Electric Capital Corp. 5.625% 2031	£85	113
General Electric Capital Corp. 5.875% 2038	$4,500	3,572
Hutchison Whampoa International Ltd. 7.00% 20113	24,300	25,864
Hutchison Whampoa International Ltd. 6.50% 20133	7,200	7,736
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,590
Northrop Grumman Corp. 7.75% 2016	13,420	15,391
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,765
Koninklijke Philips Electronics NV 5.75% 2018	20,000	20,194
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,462
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	525
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	220
Caterpillar Financial Services Corp., Series F, 4.90% 2013	10,500	10,470
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	4,012
Caterpillar Financial Services Corp., Series F, 7.15% 2019	1,850	1,984
Ashtead Group PLC 8.625% 20153	4,675	4,009
Ashtead Capital, Inc. 9.00% 20163	14,125	12,042
Raytheon Co. 6.40% 2018	9,500	10,532
Raytheon Co. 6.75% 2018	4,030	4,521
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	15,493	14,951
US Investigations Services, Inc., Term Loan B, 3.359% 20151,6,7	5,408	4,820
US Investigations Services, Inc. 10.50% 20153	7,005	5,744
US Investigations Services, Inc. 11.75% 20163	5,445	4,220
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.26% 20141,6,7	2,460	1,944
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.79% 20141,6,7	2,413	1,906
DAE Aviation Holdings, Inc. 11.25% 20153	17,285	10,112
John Deere Capital Corp. 5.40% 2011	3,500	3,645
John Deere Capital Corp., Series D, 4.50% 2013	3,000	3,063
John Deere Capital Corp. 5.10% 2013	1,100	1,144
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,690
John Deere Capital Corp., Series D, 5.75% 2018	2,000	2,044
Lockheed Martin Corp. 4.121% 2013	6,000	6,125
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,427
Honeywell International Inc. 5.00% 2019	8,725	8,909
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.31% 20141,6,7	3,437	2,363
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.598% 20141,6,7	196	135
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	689
Hawker Beechcraft Acquisition Co., LLC 9.625% 20151,8	11,125	4,728
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	242
B/E Aerospace 8.50% 2018	6,920	6,539
NTK Holdings Inc. 0%/10.75% 20146,9	15,118	1,285
THL Buildco, Inc. 8.50% 2014	11,450	3,320
Atlas Copco AB 5.60% 20173	4,525	4,358
United Rentals (North America), Inc., Series B, 6.50% 2012	3,000	2,925
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	2,257
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	608
RSC Holdings III, LLC, Second Lien Term Loan B, 4.67% 20131,6,7	2,838	2,182
Atrium Companies, Inc., Term Loan B, 11.75% 20121,6,7,8	4,802	1,945
Atrium Companies, Inc. 15.00% 20123,8	4,040	101
Alion Science and Technology Corp. 10.25% 2015	3,690	1,494
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,413
TransDigm Inc. 7.75% 2014	1,325	1,265
Esco Corp. 4.504% 20131,3	325	255
Esco Corp. 8.625% 20133	1,100	957
Esterline Technologies Corp. 6.625% 2017	1,050	965
Tyco International Ltd. 6.875% 2021	1,000	947
Sequa Corp., Term Loan B, 4.08% 20141,6,7	874	679
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	323
		373,890

Commercial & professional services — 0.27%
Nielsen Finance LLC, Term Loan B, 2.321% 20131,6,7	3,798	3,439
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	25,325	24,090
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 20143	1,650	1,646
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	35,125	22,743
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 20163	19,480	19,042
ARAMARK Corp., Term Loan B, 2.473% 20141,6,7	4,158	3,847
ARAMARK Corp., Letter of Credit, 4.721% 20141,6,7	264	244
ARAMARK Corp. 4.528% 20151	3,450	2,820
ARAMARK Corp. 8.50% 2015	9,450	9,214
Allied Waste North America, Inc., Series B, 6.50% 2010	500	509
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,520
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,539
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,850
Allied Waste North America, Inc. 6.875% 2017	1,000	991
Iron Mountain Inc. 7.75% 2015	2,425	2,340
FTI Consulting, Inc. 7.625% 2013	2,300	2,248
		104,082

HEALTH CARE — 2.88%
Pharmaceuticals, biotechnology & life sciences — 1.72%
Roche Holdings Inc. 5.00% 20143	36,900	38,853
Roche Holdings Inc. 6.00% 20193	78,000	83,444
Roche Holdings Inc. 7.00% 20393	26,060	30,122
Pfizer Inc. 4.45% 2012	6,000	6,299
Pfizer Inc. 5.35% 2015	5,000	5,380
Pfizer Inc. 6.20% 2019	67,770	74,251
Pfizer Inc. 7.20% 2039	8,000	9,531
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,939
GlaxoSmithKline Capital Inc. 5.65% 2018	24,400	25,890
GlaxoSmithKline Capital Inc. 6.375% 2038	33,650	36,718
Schering-Plough Corp. 5.55% 20131	14,559	15,654
Schering-Plough Corp. 5.375% 2014	€11,630	17,128
Schering-Plough Corp. 6.00% 2017	$47,240	50,393
Biogen Idec Inc. 6.00% 2013	36,525	37,408
Biogen Idec Inc. 6.875% 2018	27,000	27,400
Abbott Laboratories 5.125% 2019	35,560	36,684
Abbott Laboratories 6.00% 2039	6,040	6,401
Bayer AG 5.00% (undated)1	€23,085	27,390
Novartis Capital Corp. 4.125% 2014	$13,375	13,782
Novartis Securities Investment Ltd. 5.125% 2019	12,530	12,843
Merck & Co., Inc. 4.00% 2015	5,000	5,095
Merck & Co., Inc. 5.00% 2019	15,380	15,603
Elan Finance PLC and Elan Finance Corp. 4.883% 20111	430	378
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,125	2,906
Elan Finance PLC and Elan Finance Corp. 4.793% 20131	5,135	4,031
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,910	10,037
Wyeth 5.50% 2016	15,000	15,723
AstraZeneca PLC 5.40% 2012	12,000	13,027
Warner Chilcott Corp. 8.75% 2015	5,150	5,150
Amgen Inc. 4.00% 2009	4,000	4,055
		652,515

Health care equipment & services — 1.16%
Cardinal Health, Inc. 6.75% 2011	13,625	14,349
Cardinal Health, Inc. 5.50% 2013	7,587	7,542
Cardinal Health, Inc. 4.00% 2015	5,500	4,796
Cardinal Health, Inc. 5.80% 2016	12,500	12,117
Cardinal Health, Inc. 5.85% 2017	23,365	21,892
Allegiance Corp. 7.00% 2026	9,635	8,411
Coventry Health Care, Inc. 5.875% 2012	1,000	957
Coventry Health Care, Inc. 6.30% 2014	54,670	48,264
Coventry Health Care, Inc. 6.125% 2015	3,110	2,702
Coventry Health Care, Inc. 5.95% 2017	12,430	9,759
Express Scripts Inc. 5.25% 2012	17,105	17,684
Express Scripts Inc. 6.25% 2014	23,133	24,503
Express Scripts Inc. 7.25% 2019	4,493	4,963
Hospira, Inc. 1.078% 20101	12,000	11,895
Hospira, Inc. 5.90% 2014	4,510	4,679
Hospira, Inc. 6.05% 2017	30,675	30,003
Tenet Healthcare Corp. 7.375% 2013	5,895	5,335
Tenet Healthcare Corp. 9.25% 2015	7,170	6,596
Tenet Healthcare Corp. 8.875% 20193	30,080	30,381
UnitedHealth Group Inc. 0.789% 20101	6,255	6,198
UnitedHealth Group Inc. 5.25% 2011	2,463	2,543
UnitedHealth Group 6.00% 2017	24,920	24,061
HealthSouth Corp. 7.218% 20141	12,600	11,560
HealthSouth Corp. 10.75% 2016	10,980	11,090
Humana Inc. 6.45% 2016	22,962	20,232
Aetna Inc. 5.75% 2011	17,500	18,304
HCA Inc., Term Loan B, 2.848% 20131,6,7	10,348	9,372
HCA Inc. 9.125% 2014	295	293
HCA Inc. 9.25% 2016	530	523
HCA Inc. 9.625% 20161,8	557	553
HCA Inc. 8.50% 20193	2,870	2,827
Bausch & Lomb Inc. 9.875% 2015	13,625	13,080
VWR Funding, Inc. 10.25% 20151,8	16,179	12,862
PTS Acquisition Corp. 9.50% 20151,8	16,365	8,612
Surgical Care Affiliates, Inc. 9.625% 20151,3,8	3,575	2,770
Surgical Care Affiliates, Inc. 10.00% 20173	7,845	5,491
WellPoint, Inc. 5.00% 2011	1,000	1,026
WellPoint, Inc. 5.25% 2016	6,455	6,124
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,622
Symbion Inc. 11.75% 20151,8	5,215	3,468
Boston Scientific Corp. 5.45% 2014	1,565	1,448
Boston Scientific Corp. 5.125% 2017	1,190	1,017
Boston Scientific Corp. 7.00% 2035	920	750
Viant Holdings Inc. 10.125% 20173	2,929	2,314
United Surgical Partners International Inc. 9.25% 20171,8	820	672
CHS/Community Health Systems, Inc. 8.875% 2015	45	44
		437,684

CONSUMER STAPLES — 1.42%
Food & staples retailing — 0.94%
Kroger Co. 5.00% 2013	8,750	8,959
Kroger Co. 7.50% 2014	8,455	9,470
Kroger Co. 6.40% 2017	58,325	61,933
CVS Caremark Corp. 0.968% 20101	5,000	4,966
CVS Caremark Corp. 6.60% 2019	10,880	11,646
CVS Corp. 5.789% 20263,6	14,347	12,255
CVS Corp. 6.036% 20283,6	34,086	29,202
CVS Caremark Corp. 6.943% 20303,6	24,009	21,781
Tesco PLC 5.50% 20173	21,325	21,759
Tesco PLC 5.50% 2033	£265	413
Tesco PLC 6.15% 20373	$20,000	20,300
Delhaize Group 5.875% 2014	6,850	7,040
Delhaize Group 6.50% 2017	26,205	26,801
SUPERVALU INC. 7.50% 2012	365	363
Albertson’s, Inc. 7.25% 2013	3,950	3,812
SUPERVALU INC. 7.50% 2014	830	801
SUPERVALU INC. 8.00% 2016	18,525	18,062
Albertson’s, Inc. 8.00% 2031	4,700	4,054
Safeway Inc. 6.25% 2014	3,725	4,002
Safeway Inc. 6.35% 2017	20,000	21,169
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,068
Stater Bros. Holdings Inc. 7.75% 2015	12,025	11,604
Wal-Mart Stores, Inc. 5.375% 2017	4,500	4,794
Wal-Mart Stores, Inc. 5.80% 2018	12,800	13,967
Duane Reade Inc. 5.129% 20101	4,992	4,655
Duane Reade Inc. 9.75% 2011	7,695	6,579
Vitamin Shoppe Industries Inc. 8.383% 20121	7,490	7,209
Walgreen Co. 4.875% 2013	5,000	5,310
Costco Wholesale Corp. 5.30% 2012	3,000	3,226
Ingles Markets Inc. 8.875% 20173	2,550	2,518
		357,718

Food, beverage & tobacco — 0.47%
Anheuser-Busch InBev NV 7.20% 20143	25,000	26,904
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,107
Anheuser-Busch InBev NV 6.875% 20193	$7,740	8,041
Anheuser-Busch InBev NV 7.75% 20193	16,367	17,930
Altria Group, Inc. 9.70% 2018	7,925	9,100
Altria Group, Inc. 9.25% 2019	27,800	31,269
Tyson Foods, Inc. 10.50% 20143	4,750	5,177
Tyson Foods, Inc. 7.85% 20161	20,430	19,802
H.J. Heinz Co. 15.59% 20111,3	10,000	12,514
Constellation Brands, Inc. 8.375% 2014	2,075	2,091
Constellation Brands, Inc. 7.25% 2017	9,945	9,249
Coca-Cola Co. 4.875% 2019	7,500	7,721
British American Tobacco International Finance PLC 9.50% 20183	6,000	7,063
Smithfield Foods, Inc., Series B, 8.00% 2009	500	502
Smithfield Foods, Inc., Series B, 7.75% 2013	150	124
Smithfield Foods, Inc. 10.00% 20143	2,175	2,159
Smithfield Foods, Inc. 7.75% 2017	3,825	2,802
Dole Food Co., Inc. 8.875% 2011	4,920	4,822
Cott Beverages Inc. 8.00% 2011	4,950	4,628
Diageo Capital PLC 5.75% 2017	1,437	1,502
Pilgrim’s Pride Corp. 7.625% 20154	700	613
		178,120

Household & personal products — 0.01%
Elizabeth Arden, Inc. 7.75% 2014	2,625	2,284

MATERIALS — 0.93%
Rohm and Haas Co. 5.60% 2013	460	455
Dow Chemical Co. 7.60% 2014	27,250	28,096
Dow Chemical Co. 5.70% 2018	1,700	1,505
Dow Chemical Co. 8.55% 2019	40,300	40,438
Dow Chemical Co. 9.40% 2039	1,350	1,393
International Paper Co. 7.40% 2014	33,610	33,491
International Paper Co. 7.95% 2018	26,750	25,847
International Paper Co. 9.375% 2019	4,150	4,237
Rio Tinto Finance (USA) Ltd. 5.875% 2013	35,500	35,754
Rio Tinto Finance (USA) Ltd. 8.95% 2014	7,465	8,304
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,000	12,247
BHP Billiton Finance (USA) Ltd. 5.50% 2014	16,295	17,499
BHP Billiton Finance (USA) Ltd. 6.50% 2019	7,500	8,344
ArcelorMittal 6.125% 2018	29,425	25,789
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	800	821
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	6,690	6,765
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	10,230	10,321
Nalco Co. 7.75% 2011	1,336	1,343
Nalco Co. 8.875% 2013	5,335	5,468
Nalco Co. 9.00% 2013	€315	444
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	$2,254	2,220
Nalco Co., Term Loan B, 6.50% 20161,6,7	740	743
Nalco Co. 8.25% 20173	1,135	1,146
UPM-Kymmene Corp. 5.625% 20143	11,220	8,874
Stora Enso Oyj 6.404% 20163	4,500	3,334
Stora Enso Oyj 7.25% 20363	5,690	3,392
Plastipak Holdings, Inc. 8.50% 20153	7,165	6,457
Commercial Metals Co. 6.50% 2017	7,000	6,071
Georgia Gulf Corp. 9.50% 20144	15,380	4,691
Praxair, Inc. 4.375% 2014	1,850	1,918
Praxair, Inc. 4.625% 2015	2,500	2,586
Weyerhaeuser Co. 7.375% 2032	2,500	2,000
Weyerhaeuser Co. 6.875% 2033	2,500	1,708
Lubrizol Corp. 8.875% 2019	3,000	3,491
Arbermarle Corp. 5.10% 2015	3,656	3,206
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,192
Rockwood Specialties Group, Inc. 7.625% 2014	€500	659
Graphic Packaging International, Inc. 8.50% 2011	$1,035	1,030
Graphic Packaging International, Inc. 9.50% 20173	1,820	1,802
Metals USA Holdings Corp. 8.208% 20121,8	2,570	1,551
Metals USA, Inc. 11.125% 2015	1,200	992
Jefferson Smurfit Corp. (U.S.) 8.25% 20124	3,140	1,193
Stone Container Corp. 8.375% 20124	620	240
Jefferson Smurfit Corp. (U.S.) 7.50% 20134	1,005	379
Smurfit-Stone Container Enterprises, Inc. 8.00% 20174	815	306
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,085
Owens-Brockway Glass Container Inc. 7.375% 20163	2,030	1,979
ICI Wilmington, Inc. 5.625% 2013	2,000	1,942
FMG Finance Pty Ltd. 10.625% 20163	2,000	1,930
Georgia-Pacific Corp. 8.125% 2011	1,500	1,508
Georgia-Pacific LLC 8.25% 20163	300	293
Yara International ASA 7.875% 20193	1,675	1,749
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,195	1,701
Domtar Corp. 5.375% 2013	725	605
Domtar Corp. 7.125% 2015	1,270	1,067
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,518
C10 Capital (SPV) Ltd. 6.722% (undated)1,3	2,700	1,384
Associated Materials Inc. 9.75% 2012	1,425	1,254
AEP Industries Inc. 7.875% 2013	1,270	1,154
Airgas, Inc. 6.25% 2014	550	521
Airgas, Inc. 7.125% 20183	250	235
Smurfit Capital Funding PLC 7.50% 2025	800	576
Rock-Tenn Co. 9.25% 20163	515	527
Neenah Paper, Inc. 7.375% 2014	620	402
		353,172

INFORMATION TECHNOLOGY — 0.86%
Semiconductors & semiconductor equipment — 0.34%
KLA-Tencor Corp. 6.90% 2018	56,300	50,698
NXP BV and NXP Funding LLC 3.881% 20131	10,045	4,056
NXP BV and NXP Funding LLC 4.185% 20131	€6,075	3,280
NXP BV and NXP Funding LLC 7.875% 2014	$25,085	11,539
NXP BV and NXP Funding LLC 8.625% 2015	€10,050	5,003
NXP BV and NXP Funding LLC 9.50% 2015	$33,170	11,858
National Semiconductor Corp. 6.15% 2012	3,700	3,614
National Semiconductor Corp. 6.60% 2017	27,500	24,088
Freescale Semiconductor, Inc., Term Loan B, 2.07% 20131,6,7	2,930	2,150
Freescale Semiconductor, Inc. 8.875% 2014	1,350	689
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20146,7	16,681	14,554
Freescale Semiconductor, Inc. 10.125% 2016	1,642	567
		132,096

Technology hardware & equipment — 0.33%
Electronic Data Systems Corp., Series B, 6.00% 20131	31,625	34,555
Electronic Data Systems Corp. 7.45% 2029	4,520	5,472
Jabil Circuit, Inc. 5.875% 2010	4,750	4,679
Jabil Circuit, Inc. 8.25% 2018	35,725	32,331
Sanmina-SCI Corp. 3.379% 20101,3	1,601	1,545
Sanmina-SCI Corp. 6.75% 2013	15,675	12,226
Sanmina-SCI Corp. 3.379% 20141,3	4,371	3,606
Sanmina-SCI Corp. 8.125% 2016	12,490	9,165
Hughes Communications, Inc. 9.50% 2014	12,425	12,177
Celestica Inc. 7.875% 2011	5,700	5,729
Sensata Technologies BV 8.00% 20141	4,975	2,469
		123,954

Software & services — 0.19%
First Data Corp., Term Loan B2, 3.065% 20141,6,7	15,491	11,717
First Data Corp. 9.875% 20153	9,975	7,132
First Data Corp. 9.875% 2015	1,975	1,412
Oracle Corp. 3.75% 2014	16,500	16,500
SunGard Data Systems Inc. 9.125% 2013	15,613	14,833
Ceridian Corp. 11.25% 2015	13,050	10,978
Serena Software, Inc. 10.375% 2016	11,262	9,010
		71,582

Total corporate bonds & notes		12,785,242

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 27.52%
U.S. Treasury 2.00% 2010	124,125	125,439
U.S. Treasury 2.00% 2010	30,000	30,523
U.S. Treasury 0.875% 2011	20,000	19,929
U.S. Treasury 1.125% 2011	112,705	112,160
U.S. Treasury 1.75% 2011	652,130	659,134
U.S. Treasury 2.375% 20112,10	25,511	26,298
U.S. Treasury 4.50% 2011	44,225	46,890
U.S. Treasury 4.625% 2011	290,400	313,972
U.S. Treasury 4.875% 2011	20,000	21,385
U.S. Treasury 5.125% 2011	20,000	21,577
U.S. Treasury 4.25% 2012	50,050	54,015
U.S. Treasury 4.875% 2012	83,825	91,451
U.S. Treasury 2.00% 2013	249,840	246,220
U.S. Treasury 1.875% 20132,10	11,609	11,921
U.S. Treasury 2.75% 2013	132,160	134,633
U.S. Treasury 2.75% 2013	50,000	51,441
U.S. Treasury 3.125% 2013	50,000	51,808
U.S. Treasury 3.375% 2013	142,760	149,630
U.S. Treasury 3.50% 2013	50,805	53,536
U.S. Treasury 3.625% 2013	45,000	47,615
U.S. Treasury 4.25% 2013	604,036	653,301
U.S. Treasury 1.75% 2014	550,090	534,682
U.S. Treasury 1.75% 2014	20,000	19,347
U.S. Treasury 1.875% 2014	185,975	181,188
U.S. Treasury 1.875% 2014	100,000	97,051
U.S. Treasury 2.25% 2014	282,500	278,748
U.S. Treasury 2.00% 20142,10	11,312	11,581
U.S. Treasury 4.00% 2014	66,000	70,654
U.S. Treasury 4.25% 2014	161,875	174,364
U.S. Treasury 4.25% 2015	134,000	143,684
U.S. Treasury 11.25% 2015	133,500	192,631
U.S. Treasury 2.375% 2016	267,400	254,864
U.S. Treasury 2.625% 2016	349,000	337,507
U.S. Treasury 2.625% 2016	50,000	48,535
U.S. Treasury 3.25% 2016	209,280	210,163
U.S. Treasury 5.125% 2016	56,500	63,382
U.S. Treasury 7.50% 2016	15,250	19,471
U.S. Treasury 2.375% 20172,10	10,573	11,047
U.S. Treasury 4.50% 2017	228,250	246,384
U.S. Treasury 4.625% 2017	180,925	196,912
U.S. Treasury 8.875% 2017	63,425	87,769
U.S. Treasury 3.50% 2018	658,870	662,270
U.S. Treasury 3.75% 2018	605,075	615,615
U.S. Treasury 3.875% 2018	171,505	176,763
U.S. Treasury 4.00% 2018	22,000	22,824
U.S. Treasury 2.75% 2019	717,085	671,708
U.S. Treasury 3.125% 2019	363,090	351,148
U.S. Treasury 8.125% 2019	10,000	13,722
U.S. Treasury 8.50% 2020	31,900	44,889
U.S. Treasury 7.875% 2021	13,750	18,681
U.S. Treasury 8.00% 2021	47,550	65,656
U.S. Treasury 8.125% 2021	19,750	27,360
U.S. Treasury 7.125% 2023	25,000	32,695
U.S. Treasury 7.50% 2024	18,575	25,558
U.S. Treasury 6.875% 2025	93,610	122,702
U.S. Treasury 6.00% 2026	78,000	94,124
U.S. Treasury 6.125% 2027	18,475	22,785
U.S. Treasury 4.50% 2036	260,960	269,115
U.S. Treasury 4.375% 2038	106,895	108,047
U.S. Treasury 4.50% 2038	3,000	3,099
U.S. Treasury 3.50% 2039	6,500	5,624
U.S. Treasury 4.25% 2039	10,500	10,397
U.S. Treasury Principal Strip 0% 2039	29,000	7,890
Fannie Mae 1.75% 2011	143,210	144,530
Fannie Mae 6.125% 2012	10,000	11,165
Fannie Mae 4.625% 2013	6,250	6,341
Fannie Mae 2.50% 2014	49,910	48,989
Fannie Mae 2.75% 2014	43,340	43,209
Fannie Mae 5.375% 2017	17,000	18,885
Freddie Mac 3.125% 2010	73,990	75,205
Freddie Mac 5.25% 2011	20,000	21,604
Freddie Mac 1.75% 2012	60,000	59,717
Freddie Mac 2.50% 2014	47,000	46,216
Freddie Mac 5.50% 2016	30,000	33,522
Federal Home Loan Bank 4.50% 2012	50,000	53,874
Federal Home Loan Bank 3.625% 2013	58,000	60,025
Federal Home Loan Bank 5.375% 2016	25,000	27,652
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,322
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,758
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	40,000	39,769
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,517
CoBank ACB 7.875% 20183	22,115	21,215
CoBank ACB 1.229% 20221,3	46,470	19,743
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	19,921
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	9,959
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,054
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,867
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,081
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	20,000	19,927
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,673
Federal Agricultural Mortgage Corp. 4.875% 20113	10,000	10,623
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,241
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,551
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 20156	6,490	6,799
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,130
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,904
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,684
		10,428,186

MORTGAGE-BACKED OBLIGATIONS — 23.93%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS6 — 16.86%
Fannie Mae 7.00% 2009	—	—
Fannie Mae 7.50% 2009	12	12
Fannie Mae 8.50% 2009	—	—
Fannie Mae 9.50% 2009	1	1
Fannie Mae 7.00% 2010	—	1
Fannie Mae 4.89% 2012	25,000	26,252
Fannie Mae 7.00% 2016	129	137
Fannie Mae 11.50% 2016	233	264
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	6,467	6,905
Fannie Mae 5.50% 2018	17	18
Fannie Mae 9.00% 2018	22	24
Fannie Mae 10.00% 2018	211	241
Fannie Mae 4.00% 2019	27,761	28,399
Fannie Mae 4.50% 2019	18,249	18,943
Fannie Mae 4.50% 2019	17,760	18,435
Fannie Mae 5.50% 2019	176	186
Fannie Mae 5.50% 2019	74	78
Fannie Mae 12.00% 2019	258	289
Fannie Mae 4.50% 2020	4,497	4,652
Fannie Mae 5.50% 2020	14,590	15,433
Fannie Mae 5.50% 2020	1,633	1,726
Fannie Mae 11.00% 2020	106	121
Fannie Mae 11.235% 20201	242	277
Fannie Mae 4.50% 2021	74,794	77,380
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	21,595	22,248
Fannie Mae 5.00% 2022	18,781	19,479
Fannie Mae 5.50% 2022	17,114	17,954
Fannie Mae 5.50% 2022	16,819	17,644
Fannie Mae 9.00% 2022	32	35
Fannie Mae 4.50% 2023	25,000	25,556
Fannie Mae 4.50% 2023	18,758	19,172
Fannie Mae 4.50% 2023	18,246	18,649
Fannie Mae 5.00% 2023	17,655	18,299
Fannie Mae 5.00% 2023	14,414	14,939
Fannie Mae 5.00% 2023	12,479	12,934
Fannie Mae 5.00% 2023	11,902	12,336
Fannie Mae 5.00% 2023	10,902	11,299
Fannie Mae 5.00% 2023	10,138	10,507
Fannie Mae 5.00% 2023	7,449	7,730
Fannie Mae 5.50% 2023	44,646	46,823
Fannie Mae 5.50% 2023	37,147	39,022
Fannie Mae 5.50% 2023	15,744	16,507
Fannie Mae 5.50% 2023	10,556	11,067
Fannie Mae 6.00% 2023	4,351	4,618
Fannie Mae 7.50% 2023	62	68
Fannie Mae 4.00% 2024	210,420	210,836
Fannie Mae 4.00% 2024	165,832	166,117
Fannie Mae 4.00% 2024	138,853	139,092
Fannie Mae 4.00% 2024	79,334	79,491
Fannie Mae 4.00% 2024	50,567	50,667
Fannie Mae 4.00% 2024	50,000	50,099
Fannie Mae 4.00% 2024	48,776	48,872
Fannie Mae 4.00% 2024	46,038	46,129
Fannie Mae 4.00% 2024	45,484	45,574
Fannie Mae 4.00% 2024	42,455	42,539
Fannie Mae 4.00% 2024	37,733	37,807
Fannie Mae 4.00% 2024	34,785	34,854
Fannie Mae 4.00% 2024	33,849	33,920
Fannie Mae 4.00% 2024	33,166	33,232
Fannie Mae 4.00% 2024	29,630	29,689
Fannie Mae 4.00% 2024	24,894	24,943
Fannie Mae 4.00% 2024	24,885	24,934
Fannie Mae 4.00% 2024	24,225	24,273
Fannie Mae 4.00% 2024	21,237	21,279
Fannie Mae 4.00% 2024	15,513	15,540
Fannie Mae 4.00% 2024	11,903	11,927
Fannie Mae 4.00% 2024	8,418	8,435
Fannie Mae 4.00% 2024	8,048	8,064
Fannie Mae 4.50% 2024	55,912	57,129
Fannie Mae 4.50% 2024	50,000	51,088
Fannie Mae 4.50% 2024	48,246	49,314
Fannie Mae 4.50% 2024	43,678	44,628
Fannie Mae 4.50% 2024	25,000	25,556
Fannie Mae 4.50% 2024	14,834	15,163
Fannie Mae 5.50% 2024	44,322	46,496
Fannie Mae 5.50% 2024	29,388	30,824
Fannie Mae 6.00% 2024	11,682	12,285
Fannie Mae, Series 2001-4, Class GA, 10.095% 20251	454	514
Fannie Mae, Series 2001-4, Class NA, 11.844% 20251	1,869	2,100
Fannie Mae 5.393% 20261	494	516
Fannie Mae 6.00% 2026	27,408	28,823
Fannie Mae 5.50% 2027	21,567	22,377
Fannie Mae 8.50% 2027	8	9
Fannie Mae 6.00% 2028	8,755	9,180
Fannie Mae 6.00% 2028	8,201	8,599
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,931	1,468
Fannie Mae 6.50% 2029	178	189
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	631	682
Fannie Mae 7.50% 2029	46	50
Fannie Mae 7.50% 2029	42	46
Fannie Mae 7.50% 2030	137	150
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	5,230	5,568
Fannie Mae 7.50% 2031	351	384
Fannie Mae 7.50% 2031	35	38
Fannie Mae, Series 2001-20, Class E, 9.626% 20311	76	86
Fannie Mae, Series 2001-20, Class C, 12.01% 20311	75	86
Fannie Mae 6.50% 2032	587	626
Fannie Mae 5.50% 2033	29,081	30,169
Fannie Mae 6.50% 2034	876	932
Fannie Mae 4.567% 20351	10,560	10,941
Fannie Mae 5.50% 2035	37,478	38,861
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,023	6,285
Fannie Mae 6.50% 2035	9,669	10,374
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	8,533	7,390
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	7,799	5,865
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,797	1,429
Fannie Mae 5.00% 2036	118,249	120,781
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	7,500	7,755
Fannie Mae 6.00% 2036	32,399	34,015
Fannie Mae 6.00% 2036	23,327	24,454
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	19,944	20,978
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	17,821	18,727
Fannie Mae 6.00% 2036	10,963	11,495
Fannie Mae 6.00% 2036	7,359	7,722
Fannie Mae 6.50% 2036	24,489	26,128
Fannie Mae 6.50% 2036	8,375	8,991
Fannie Mae 6.50% 2036	5,230	5,580
Fannie Mae 6.50% 2036	4,702	4,998
Fannie Mae 7.00% 2036	3,863	4,182
Fannie Mae 7.00% 2036	1,731	1,881
Fannie Mae 7.00% 2036	1,694	1,842
Fannie Mae 7.00% 2036	1,183	1,281
Fannie Mae 7.50% 2036	1,716	1,858
Fannie Mae 7.50% 2036	911	986
Fannie Mae 8.00% 2036	2,295	2,402
Fannie Mae 5.274% 20371	1,771	1,843
Fannie Mae 5.46% 20371	17,010	17,844
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	29,136	30,882
Fannie Mae 5.51% 20371	25,152	26,433
Fannie Mae 5.603% 20371	38,373	40,326
Fannie Mae 5.617% 20371	11,634	12,225
Fannie Mae 5.715% 20371	18,905	19,868
Fannie Mae 5.771% 20371	21,362	22,450
Fannie Mae 5.971% 20371	31,597	32,999
Fannie Mae 6.00% 2037	120,194	125,812
Fannie Mae 6.00% 2037	84,188	88,176
Fannie Mae 6.00% 2037	49,332	51,669
Fannie Mae 6.00% 2037	45,551	47,709
Fannie Mae 6.00% 2037	40,748	42,666
Fannie Mae 6.00% 2037	36,167	37,881
Fannie Mae 6.00% 2037	22,561	23,623
Fannie Mae 6.00% 2037	12,724	13,327
Fannie Mae 6.00% 2037	12,309	12,848
Fannie Mae 6.00% 2037	12,115	12,689
Fannie Mae 6.00% 2037	8,935	9,353
Fannie Mae 6.00% 2037	8,174	8,532
Fannie Mae 6.00% 2037	7,184	7,522
Fannie Mae 6.00% 2037	4,403	4,587
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,086	4,299
Fannie Mae 6.00% 2037	3,695	3,880
Fannie Mae 6.089% 20371	20,143	21,169
Fannie Mae 6.405% 20371	10,933	11,490
Fannie Mae 6.50% 2037	35,475	37,837
Fannie Mae 6.50% 2037	32,380	34,536
Fannie Mae 6.50% 2037	26,942	28,736
Fannie Mae 6.50% 2037	26,124	27,766
Fannie Mae 6.50% 2037	24,586	26,085
Fannie Mae 6.50% 2037	19,705	20,943
Fannie Mae 6.50% 2037	14,417	15,323
Fannie Mae 6.50% 2037	9,341	9,928
Fannie Mae 6.50% 2037	9,066	9,618
Fannie Mae 6.50% 2037	1,456	1,553
Fannie Mae 6.666% 20371	13,648	14,343
Fannie Mae 6.815% 20371	1,280	1,345
Fannie Mae 7.00% 2037	43,323	47,115
Fannie Mae 7.00% 2037	34,388	37,226
Fannie Mae 7.00% 2037	13,209	14,299
Fannie Mae 7.00% 2037	12,705	13,754
Fannie Mae 7.00% 2037	10,901	11,801
Fannie Mae 7.00% 2037	10,889	11,670
Fannie Mae 7.00% 2037	8,069	8,735
Fannie Mae 7.00% 2037	7,149	7,739
Fannie Mae 7.00% 2037	6,464	6,998
Fannie Mae 7.00% 2037	4,988	5,400
Fannie Mae 7.00% 2037	4,219	4,567
Fannie Mae 7.00% 2037	3,744	4,053
Fannie Mae 7.00% 2037	2,325	2,517
Fannie Mae 7.00% 2037	1,787	1,943
Fannie Mae 7.00% 2037	1,676	1,814
Fannie Mae 7.00% 2037	1,657	1,803
Fannie Mae 7.00% 2037	1,603	1,735
Fannie Mae 7.00% 2037	1,095	1,186
Fannie Mae 7.00% 2037	826	898
Fannie Mae 7.00% 2037	748	814
Fannie Mae 7.50% 2037	7,091	7,718
Fannie Mae 7.50% 2037	4,051	4,386
Fannie Mae 7.50% 2037	3,893	4,216
Fannie Mae 7.50% 2037	3,205	3,435
Fannie Mae 7.50% 2037	3,004	3,253
Fannie Mae 7.50% 2037	2,085	2,257
Fannie Mae 7.50% 2037	2,076	2,248
Fannie Mae 7.50% 2037	2,034	2,202
Fannie Mae 7.50% 2037	1,781	1,928
Fannie Mae 7.50% 2037	1,528	1,654
Fannie Mae 7.50% 2037	1,375	1,489
Fannie Mae 7.50% 2037	1,327	1,437
Fannie Mae 7.50% 2037	1,244	1,347
Fannie Mae 7.50% 2037	1,070	1,158
Fannie Mae 7.50% 2037	1,003	1,086
Fannie Mae 7.50% 2037	941	1,019
Fannie Mae 7.50% 2037	859	931
Fannie Mae 7.50% 2037	587	640
Fannie Mae 7.50% 2037	571	618
Fannie Mae 7.50% 2037	494	535
Fannie Mae 8.00% 2037	2,885	3,131
Fannie Mae 8.00% 2037	2,140	2,239
Fannie Mae 8.00% 2037	1,770	1,965
Fannie Mae 8.00% 2037	1,758	1,839
Fannie Mae 8.00% 2037	1,147	1,201
Fannie Mae 4.999% 20381	15,938	16,664
Fannie Mae 5.00% 2038	17,894	18,244
Fannie Mae 5.00% 2038	8,973	9,149
Fannie Mae 5.32% 20381	13,114	13,723
Fannie Mae 5.50% 2038	53,882	55,753
Fannie Mae 5.50% 2038	44,382	45,930
Fannie Mae 5.50% 2038	44,153	45,645
Fannie Mae 5.50% 2038	37,359	38,657
Fannie Mae 5.50% 2038	22,595	23,415
Fannie Mae 5.50% 2038	18,905	19,594
Fannie Mae 5.50% 2038	13,329	13,792
Fannie Mae 5.50% 2038	3,394	3,518
Fannie Mae 5.554% 20381	2,617	2,740
Fannie Mae 5.677% 20381	19,209	20,188
Fannie Mae 5.737% 20381	29,045	30,525
Fannie Mae 6.00% 2038	40,720	42,650
Fannie Mae 6.00% 2038	26,844	28,103
Fannie Mae 6.00% 2038	26,696	27,948
Fannie Mae 6.00% 2038	22,583	23,710
Fannie Mae 6.00% 2038	19,152	20,050
Fannie Mae 6.00% 2038	18,457	19,323
Fannie Mae 6.00% 2038	11,191	11,716
Fannie Mae 7.00% 2038	23,784	25,747
Fannie Mae 4.50% 2034	25,000	24,953
Fannie Mae 5.00% 2039	97,774	99,710
Fannie Mae 5.00% 2039	50,000	50,914
Fannie Mae 5.125% 20391	27,589	28,761
Fannie Mae 6.00% 2039	10,380	10,867
Fannie Mae 6.50% 2039	60,170	64,090
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,837	6,249
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,845	1,984
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	3,490	3,774
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,024	4,355
Fannie Mae 6.00% 2047	1,099	1,148
Fannie Mae 6.50% 2047	1,382	1,451
Fannie Mae 6.50% 2047	1,350	1,418
Fannie Mae 6.50% 2047	852	907
Fannie Mae 7.00% 2047	7,039	7,620
Fannie Mae 7.00% 2047	497	538
Fannie Mae 7.50% 2047	1,740	1,884
Fannie Mae 7.50% 2047	706	764
Fannie Mae 7.50% 2047	608	658
Freddie Mac 8.50% 2009	1	1
Freddie Mac 8.50% 2010	7	7
Freddie Mac 6.00% 2017	356	380
Freddie Mac, Series 2310, Class A, 10.428% 20171	271	304
Freddie Mac 11.00% 2018	42	48
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,485
Freddie Mac 5.50% 2019	8,036	8,496
Freddie Mac 8.50% 2020	116	127
Freddie Mac 8.50% 2020	40	44
Freddie Mac, Series 41, Class F, 10.00% 2020	85	85
Freddie Mac, Series 178, Class Z, 9.25% 2021	67	71
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,665	1,677
Freddie Mac, Series 2922, Class EL, 4.50% 2023	34,250	35,310
Freddie Mac 5.00% 2023	37,211	38,535
Freddie Mac 5.00% 2023	36,483	37,793
Freddie Mac 5.00% 2023	13,061	13,530
Freddie Mac 5.00% 2023	3,909	4,049
Freddie Mac 5.00% 2023	2,224	2,304
Freddie Mac 5.00% 2023	221	229
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,804	1,949
Freddie Mac 4.00% 2024	53,828	53,895
Freddie Mac 4.00% 2024	18,923	18,948
Freddie Mac 4.50% 2024	7,379	7,538
Freddie Mac 6.00% 2026	26,095	27,424
Freddie Mac 6.00% 2026	20,127	21,152
Freddie Mac 8.00% 2026	87	96
Freddie Mac 5.50% 2027	13,117	13,608
Freddie Mac 6.00% 2027	148,398	155,951
Freddie Mac 8.50% 2027	19	21
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,144	3,316
Freddie Mac, Series 2122, Class QM, 6.25% 2029	5,629	5,904
Freddie Mac 4.629% 20351	13,314	13,828
Freddie Mac, Series 3061, Class PN, 5.50% 2035	43,560	45,973
Freddie Mac 6.50% 20352	333	347
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	7,589	6,459
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,289	4,609
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,360	4,446
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,697	3,896
Freddie Mac, Series 3257, Class PA, 5.50% 2036	48,091	50,281
Freddie Mac 5.588% 20361	4,596	4,799
Freddie Mac 5.866% 20361	19,510	20,428
Freddie Mac, Series 3233, Class PA, 6.00% 2036	38,735	40,843
Freddie Mac, Series 3156, Class NG, 6.00% 2036	12,281	13,061
Freddie Mac, Series 3286, Class JN, 5.50% 2037	61,901	64,378
Freddie Mac, Series 3318, Class JT, 5.50% 2037	34,541	35,915
Freddie Mac 5.50% 2037	29,285	30,282
Freddie Mac, Series 3312, Class PA, 5.50% 2037	26,206	27,255
Freddie Mac 5.50% 2037	24,966	25,816
Freddie Mac 5.52% 20371	31,634	32,805
Freddie Mac 5.606% 20371	15,509	16,253
Freddie Mac 5.89% 20371	5,668	5,963
Freddie Mac 5.941% 20371	33,026	34,500
Freddie Mac 5.95% 20371	9,710	10,183
Freddie Mac 5.973% 20371	27,172	28,527
Freddie Mac, Series 3271, Class OA, 6.00% 2037	16,186	17,238
Freddie Mac 6.00% 2037	2,737	2,862
Freddie Mac 6.011% 20371	2,212	2,334
Freddie Mac 6.222% 20371	16,284	17,078
Freddie Mac 6.247% 20371	14,956	15,712
Freddie Mac 6.265% 20371	3,331	3,501
Freddie Mac 6.50% 2037	36,082	38,404
Freddie Mac 6.50% 2037	1,000	1,064
Freddie Mac 7.00% 2037	2,214	2,389
Freddie Mac 7.00% 2037	2,183	2,355
Freddie Mac 7.00% 2037	1,936	2,088
Freddie Mac 7.00% 20372	936	984
Freddie Mac 7.00% 20372	902	947
Freddie Mac 7.00% 20372	367	386
Freddie Mac 7.50% 2037	21,928	23,598
Freddie Mac 4.745% 20381	4,627	4,790
Freddie Mac 4.811% 20381	13,787	14,219
Freddie Mac 4.933% 20381	19,065	19,772
Freddie Mac 5.00% 2038	8,780	8,942
Freddie Mac 5.044% 20381	14,883	15,318
Freddie Mac 5.058% 20381	9,638	9,973
Freddie Mac 5.142% 20381	1,958	2,036
Freddie Mac 5.179% 20381	39,913	41,566
Freddie Mac 5.311% 20381	15,946	16,600
Freddie Mac 5.50% 2038	23,659	24,456
Freddie Mac 5.585% 20381	32,428	33,967
Freddie Mac 6.00% 2038	126,842	132,625
Freddie Mac 6.50% 2038	18,220	19,392
Freddie Mac 6.50% 2038	18,000	19,153
Freddie Mac 5.00% 2039	60,125	61,149
Freddie Mac 6.50% 2047	2,725	2,894
Freddie Mac 6.50% 2047	1,094	1,161
Freddie Mac 7.00% 2047	846	913
Freddie Mac 7.00% 2047	703	759
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 9.50% 2009	5	5
Government National Mortgage Assn. 9.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2016	72	80
Government National Mortgage Assn. 9.00% 2017	18	20
Government National Mortgage Assn. 9.50% 2019	157	178
Government National Mortgage Assn. 8.50% 2020	26	29
Government National Mortgage Assn. 8.50% 2020	8	9
Government National Mortgage Assn. 9.50% 2020	58	66
Government National Mortgage Assn. 8.50% 2021	151	168
Government National Mortgage Assn. 8.50% 2021	99	110
Government National Mortgage Assn. 8.50% 2021	31	35
Government National Mortgage Assn. 8.50% 2021	31	34
Government National Mortgage Assn. 10.00% 2021	832	945
Government National Mortgage Assn. 9.00% 2022	4	4
Government National Mortgage Assn. 8.50% 2023	23	26
Government National Mortgage Assn. 8.50% 2024	11	12
Government National Mortgage Assn. 8.50% 2024	7	8
Government National Mortgage Assn. 8.50% 2027	28	32
Government National Mortgage Assn. 8.50% 2028	23	26
Government National Mortgage Assn. 8.50% 2029	27	31
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	4,699	3,693
Government National Mortgage Assn. 6.00% 2038	142,725	148,958
Government National Mortgage Assn. 6.50% 2038	23,913	25,401
Government National Mortgage Assn. 4.50% 2039	25,000	24,944
Government National Mortgage Assn., Series 2003, Class A, 5.612% 20582	10,364	10,720
		6,388,476

COMMERCIAL MORTGAGE-BACKED SECURITIES6 — 4.19%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,203	1,222
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	438	448
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,475	2,540
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	539	536
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	42,754	43,852
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20351,3	1,500	957
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20361,3	500	304
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	29,505	30,226
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	14,601	14,424
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	11,905
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,674
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,160
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	5,587
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20373	8,240	2,762
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,464
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20383	2,000	771
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,184
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20381	12,000	11,306
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,703
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 20391	10,000	8,624
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20391	7,305	5,242
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20401	42,000	33,731
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 20401	5,000	3,109
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.267% 20411	850	845
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,655	3,728
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.192% 20341,3	2,500	1,460
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	621	621
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,315
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.316% 20371	61,300	57,003
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20373	400	284
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,713	5,387
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	19,416
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,881
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	23,748
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20421	1,655	1,409
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	9,764
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20441	21,259	17,513
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20451	29,000	24,321
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	26,339	25,793
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	59,650
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	51,072
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	47,876
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 20352,3	33,000	31,680
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 20352,3	3,300	3,118
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 20352,3	7,460	6,938
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20362,3	48,500	45,347
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 20362,3	14,180	12,904
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20362,3	12,329	11,971
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 20362,3	4,025	3,582
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20362,3	375	334
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20362,3	1,375	1,210
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20362,3	4,040	3,555
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20362,3	2,375	2,090
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,500	17,193
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	10,000	8,794
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	8,494
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	36,415	30,205
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	11,375	8,753
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20372,3	13,470	11,382
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 20353	43,000	42,140
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20362,3	31,000	30,380
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 20362,3	10,350	10,143
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20362,3	1,400	1,372
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,296	2,273
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,211	1,198
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,801
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20421	4,650	3,929
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	16,254
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 20441	15,350	13,171
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.445% 20441	8,038	7,199
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	15,076
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	44,880	45,686
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,241
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,928
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	381
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,214
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20451	2,500	2,141
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.564% 20311	56,024	1,554
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.888% 20311,3	35,752	783
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	15,633	16,017
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	7,814	7,760
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20353	3,000	2,574
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,609
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	17,560
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431	51,820	41,471
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 20451	7,645	4,590
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332	42,936	43,456
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,215	2,235
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	10,545
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,529
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	8,729	8,696
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,299	1,309
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	28,569	29,450
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 20361,3	1,000	396
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 20361,3	1,000	394
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	7,743	7,722
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.31% 20391	8,000	3,217
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	7,917
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 20441	33,700	27,716
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263	40,324	37,854
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	1,974	1,921
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	12,751
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20371	11,000	8,919
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20371	15,000	12,732
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.415% 20371	4,620	2,910
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20381	8,500	7,745
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.66% 20391	3,050	2,676
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411	6,805	5,875
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20431	5,065	4,309
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431	6,300	3,934
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20431	10,250	8,430
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)1	41,210	29,327
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	18,011	18,414
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,233	7,371
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,287	2,366
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	45	45
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,628
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,454
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	910	935
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,516
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	12,433	12,636
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,840	1,855
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,377
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 20401	10,000	6,620
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	1,016	1,014
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,095
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	4,998
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.725% (undated)1	15,800	13,374
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	12,598
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	8,199
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	4,046	4,160
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	260	260
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,289	3,243
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 20421	7,875	7,226
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 20153	5,000	5,381
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.45% 20301	5,004	4,991
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	3,953	4,065
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	934	935
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	467	471
		1,587,004

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)6 — 2.30%
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	13,679	10,694
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	34,945	28,235
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	17,224	15,028
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	15,705	10,201
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	4,143
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	3,673
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,962
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,306	1,717
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	10,853	7,774
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,633	3,922
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	921	628
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.664% 20371	23,003	8,003
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.435% 20341	20,931	17,653
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.052% 20361	2,358	1,505
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.33% 20371	6,953	4,691
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.805% 20371	31,834	16,289
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.809% 20371	45,396	30,657
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.855% 20371	40,297	21,086
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.998% 20351	3,197	1,854
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.694% 20361	14,078	8,342
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.902% 20361	55,125	30,526
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 20361	6,286	3,091
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.838% 20371	19,668	9,782
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.883% 20371	20,290	10,217
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.951% 20371	31,899	18,337
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.949% 20471	10,402	5,430
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.634% 20371	54,069	21,572
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.064% 20371	25,353	11,508
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	72,730	37,556
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	24,451	12,623
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 3.914% 20341	8,458	6,490
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.575% 20351	30,193	18,057
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 20351	51,800	28,090
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 20461	809	391
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	40,223	19,946
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	23,895	13,198
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	36,439	19,558
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	6,317	4,567
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	27,843	22,745
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.485% 20351	4,207	1,772
Residential Accredit Loans, Inc., Series 2005-QS15, Class II-A, 6.00% 2035	13,771	8,702
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.939% 20361	13,475	6,064
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,821	3,480
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	377	340
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	46	39
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,900	2,715
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	47	39
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,748	5,580
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,938	3,363
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 0.944% 20361	12,929	4,794
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	25,112	16,826
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	5,170	3,274
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.055% 20341	2,747	1,482
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.519% 20351	23,245	14,359
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.921% 20471	8,055	5,048
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.069% 20471	2,449	1,278
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.627% 20361	10,000	5,153
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.659% 20361	24,616	16,491
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.645% 20361	20,770	11,566
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.106% 20361	19,567	9,772
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.557% 20351	28,160	16,927
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.604% 20371	6,706	3,634
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.434% 20461	21,239	19,057
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	3,029
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	13,849	9,305
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.614% 20361	10,032	4,760
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	1,689
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	540	468
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,036	930
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	12,622	9,214
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,268	2,492
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	3,929	3,128
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	396	284
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20371	31,651	15,757
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.675% 20341	5,192	4,331
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,150	2,046
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.354% 20351	18,372	8,478
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.80% 20361	17,184	8,770
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.259% 20361	12,495	5,957
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.214% 20351	29,952	14,700
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.916% 20351	8,895	6,147
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	7,594
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 20361	4,000	2,355
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.791% 20371	21,750	11,373
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.897% 20351	22,294	10,692
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.874% 20361	23,350	9,803
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.866% 20361	17,548	7,945
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.484% 20371	20,558	7,855
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	12,342	7,799
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	13,323	7,620
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,139	782
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	5,780
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.632% 20361	9,170	6,374
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20351,3	8,142	6,170
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.346% 20271,3	4,204	3,017
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.56% 20271,3	1,594	1,400
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.735% 20281,3	1,022	971
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.734% 20371	22,000	4,950
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.527% 20331	5,483	4,589
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	4,177
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.751% 20461	5,410	3,047
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 4.957% 20361	3,097	1,375
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 1.121% 20401,3	1,513	946
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	265	249
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 20273	376	249
		872,093

OTHER MORTGAGE-BACKED SECURITIES6 — 0.58%
Nykredit 4.00% 2035	DKr290,062	50,622
Nykredit 5.00% 2038	169,620	31,469
Bank of America 5.50% 20123	$34,750	34,209
Nationwide Building Society, Series 2007-2, 5.50% 20123	34,750	32,865
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€19,447	27,388
Northern Rock PLC 5.625% 20173	$20,000	16,148
Dexia Municipal Agency 3.50% 2009	€10,076	14,189
Swedish Government 4.00% 2012	SKr42,000	5,614
Stadshypotek AB 6.00% 2012	39,000	5,531
		218,035

Total mortgage-backed obligations		9,065,608

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.04%
German Government 3.75% 2013	€35,000	51,740
German Government 3.75% 2017	20,360	29,701
German Government, Series 8, 4.25% 2018	127,690	192,684
United Kingdom 4.75% 2015	£21,408	38,761
United Kingdom 4.50% 2019	58,910	103,185
United Kingdom 4.75% 2038	28,630	49,786
United Mexican States Government Global 6.375% 2013	$5,150	5,588
United Mexican States Government Global 5.875% 2014	3,000	3,152
United Mexican States Government, Series MI10, 9.50% 2014	MXN295,000	24,448
United Mexican States Government, Series M10, 8.00% 2015	132,500	10,173
United Mexican States Government, Series M10, 7.25% 2016	435,000	31,730
United Mexican States Government, Series M10, 7.75% 2017	5,630	41,798
United Mexican States Government Global 5.95% 2019	$9,990	10,140
United Mexican States Government, Series M20, 10.00% 2024	MXN334,800	28,831
United Mexican States Government Global 6.75% 2034	$2,495	2,529
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	11,570
United Mexican States Government Global 6.05% 2040	$11,280	10,304
Japanese Government 1.30% 2011	¥50	1
Japanese Government 1.50% 2018	4,989,850	52,867
Japanese Government 2.40% 2038	2,680,350	29,192
Belgium (Kingdom of), Series 49, 4.00% 2017	€42,000	60,196
Netherlands Government Eurobond 4.00% 2018	41,200	59,113
French Government O.A.T. Eurobond 4.00% 2018	37,745	54,529
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,282
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$44,750	57,280
New South Wales Treasury Corp., Series 14, 5.50% 2014	$ A35,400	28,178
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	26,215
Israeli Government 7.50% 20142	ILS72,880	21,424
Israeli Government 6.50% 20162	27,375	7,707
Israeli Government 5.125% 2019	$25,150	25,070
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	7,250	7,210
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	45,000	45,260
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	9,000	9,001
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	35,000	34,741
France Government Agency-Guaranteed, Société Finance 2.25% 20123	21,815	21,686
France Government Agency-Guaranteed, Société Finance 3.375% 20143	16,450	16,484
South Korean Government 4.00% 2010	KRW6,200,000	4,923
South Korean Government 5.25% 2010	2,900,000	2,329
South Korean Government 4.25% 2014	4,630,000	3,570
South Korean Government 5.75% 2014	$21,000	21,563
South Korean Government 5.25% 2015	KRW2,600,000	2,068
Finland (Republic of) 3.875% 2017	€23,230	33,325
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20123	$23,000	23,248
European Investment Bank 4.75% 2012	£790	1,366
European Investment Bank 3.125% 2014	$11,500	11,537
European Investment Bank 4.875% 2017	9,000	9,486
European Investment Bank 5.00% 2039	£395	700
Polish Government 5.25% 2013	PLN70,000	21,879
Italian Government 4.25% 2013	€14,100	20,701
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A18,380	14,803
KfW 6.25% 2012	9,750	8,065
KfW 5.00% 2015	NKr35,000	5,618
KfW International Finance Inc. 5.50% 2015	£275	494
Brazilian Treasury Bill 6.00% 20102,10	BRL 1,508	788
Brazil (Federal Republic of) 10.00% 20172	15,000	6,640
Brazil (Federal Republic of) Global 8.00% 20186	$644	725
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,715
Brazil (Federal Republic of) Global 12.25% 2030	425	698
Brazil (Federal Republic of) Global 7.125% 2037	750	818
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,756
Swedish Government 5.50% 2012	SKr78,000	11,193
Nordic Investment Bank, Series C, 5.00% 2017	$9,000	9,555
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,312
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,838
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	8,250	8,223
Corporación Andina de Fomento 6.875% 2012	5,895	6,223
Corporación Andina de Fomento 5.125% 2015	2,000	1,943
Russian Federation 7.50% 20306	8,054	7,964
Russian Federation 7.50% 20303,6	139	138
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,164
Panama (Republic of) Global 7.125% 2026	690	718
Panama (Republic of) Global 8.875% 2027	250	303
Panama (Republic of) Global 9.375% 2029	340	428
Panama (Republic of) Global 6.70% 20366	5,748	5,604
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	$ A8,750	7,042
Colombia (Republic of) Global 8.25% 2014	$3,250	3,770
Colombia (Republic of) Global 12.00% 2015	COP2,765,000	1,483
Colombia (Republic of) Global 9.85% 2027	840,000	399
Colombia (Republic of) Global 7.375% 2037	$1,000	1,025
South Africa (Republic of) 6.875% 2019	6,365	6,572
Asian Development Bank 2.75% 2014	6,150	6,049
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A7,250	5,575
State of Qatar 9.75% 2030	$4,220	5,528
Turkey (Republic of) 15.00% 2010	TRY5,250	3,517
Turkey (Republic of) 8.00% 2034	$1,250	1,314
Peru (Republic of) 8.375% 2016	2,920	3,380
El Salvador (Republic of) 7.65% 20353	3,450	2,915
Uruguay (Republic of) 7.625% 20366	1,250	1,209
Dominican Republic 9.50% 20113,6	1,172	1,166
Guatemala (Republic of) 10.25% 20113	1,000	1,093
Argentina (Republic of) 5.83% 20332,6,8,10	ARS 4,574	466
Argentina (Republic of) GDP-Linked 2035	18,225	207
Argentina (Republic of) 0.63% 20382,6,10	16,477	293
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.535% 20161	€1,400	706
Venezuela (Republic of) Global 8.50% 2014	$245	175
Venezuela (Republic of) 7.65% 2025	985	529
LCR Finance PLC 5.10% 2051	£165	303
		1,529,693

ASSET-BACKED OBLIGATIONS6 — 3.93%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	$9,326	9,473
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	9,222	9,357
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 0.358% 20131	125,000	105,064
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	27,297
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,107
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20123	6,451	6,357
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20123	3,678	3,731
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20123	6,823	6,616
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	25,069	25,185
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	15,100	14,329
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20133	26,009	22,347
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20143	20,000	19,631
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	18,950	17,678
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 20133	11,652	11,944
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20133	55,132	55,197
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20143	15,886	15,877
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 20113	50,200	45,148
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 20113	30,000	28,561
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 20143	4,000	4,027
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20143	30,055	31,206
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.369% 20151,3	31,000	30,267
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	58,562
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	6,859	6,623
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	35,992
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	23,798	24,322
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,584	1,510
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	4,724	4,285
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,658	735
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.069% 20331	838	321
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 20383	43,139	40,204
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	2,241	2,251
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	26,530
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,283
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	41,303
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	9,828	9,997
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,420
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	20,582
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 20123	2,351	2,371
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20133	6,836	6,935
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	30,000	29,389
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 0.329% 20121	3,236	3,172
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.349% 20131	25,000	22,610
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.349% 20141	12,425	10,996
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 0.369% 20141	39,261	35,997
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	6,020	6,026
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	9,343	9,292
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	5,854	5,902
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	9,528
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	27,198
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	6,926
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	6,711	6,583
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,611	1,627
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.528% 20271	544	450
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,808	1,740
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	6,882
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	910	618
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,299	1,749
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 20133	15,000	14,871
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	3,344
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.739% 20151	10,000	7,889
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	5,000	5,215
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,200
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 20272	15,140	6,207
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 20341	14,652	4,885
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 20341	9,119	3,535
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 20361	31,535	8,692
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	4,747	3,431
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	23,006	17,848
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	19,917	20,219
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	39,492	19,580
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.459% 20371	22,109	13,174
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.469% 20371	14,598	3,532
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.469% 20371	4,810	2,214
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	18,570
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	17,484
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 20103	16,680	16,689
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,3	24,484	15,914
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	794	794
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,178	3,173
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	11,373	11,582
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	17,669	15,536
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	6,197	5,511
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	7,390
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,526
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 20123	10,000	10,186
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20123	5,000	4,700
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 20361,3	8,387	3,533
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 20361,3	3,935	1,020
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 20361,3	4,725	967
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 20361,3	1,816	325
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371	3,061	1,141
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 20371	9,847	7,859
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 20131,3	15,372	14,360
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20113	14,500	14,157
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	3,903	3,541
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20351	9,870	8,333
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.444% 20361	2,481	1,639
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	11,161
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,749
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.109% 20341	18,822	9,478
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.364% 20341	2,794	970
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 20361	5,000	1,454
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 20371	10,000	3,703
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 20371	20,000	4,248
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,309	1,492
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,184	795
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,888	2,677
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.794% 20331	4,937	3,663
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.719% 20131	9,000	8,491
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	10,950	8,216
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	7,926
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 20361	15,000	7,817
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	9,913	7,720
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	6,909
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	8,265	6,905
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	6,627
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 20173	10,589	6,491
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.444% 20261	741	317
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.444% 20291	11,432	5,738
SACO I Trust, Series 2005-5, Class I-A, 0.554% 20351	4,549	3,116
SACO I Trust, Series 2006-10, Class A, 0.464% 20361	10,234	1,118
SACO I Trust, Series 2006-5, Class II-A-3, 0.494% 20361	6,705	148
SACO I Trust, Series 2006-4, Class A-3, 0.524% 20361	5,187	662
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	5,108	4,764
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,378
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20173	5,149	4,010
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 20103	3,700	3,692
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.614% 20351,3	9,792	2,373
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 0.384% 20361	609	567
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.464% 20361	20,692	2,925
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,328	1,610
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,864	1,276
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.934% 20351	6,500	2,749
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 20133	2,500	2,480
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393	£1,160	1,765
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.639% 20341	$5,668	1,742
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 20371	8,477	1,712
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20223	1,725	1,428
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 20371	5,757	1,417
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20351,2,3	1,379	1,255
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.474% 20371	2,124	1,235
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	676	666
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361	1,681	285
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371	2,166	280
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	362
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 20361,3	2,000	345
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.614% 20371	7,250	205
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.439% 20321	202	81
		1,489,269

MUNICIPALS — 0.66%
California Various Purpose General Obligation Bonds 7.50% 2034	25,000	23,054
California Various Purpose General Obligation Bonds 6.00% 2038	20,000	19,808
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.20% 2029	8,665	8,703
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.00% 2034	4,530	4,345
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2004,
Series 2009-I, 5.00% 2029	20,000	19,616
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	25,465
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	19,500	23,275
State of Arizona, Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System
Revenue Bonds, Series 2009-A, 5.00% 2034	10,000	10,053
State of Arizona, Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System
Revenue Bonds, Series 2009-A, 5.00% 2039	7,445	7,451
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	19,910	16,103
State of Illinois, City of Chicago, General Obligation Bonds, Project and Refunding, Series 2008-C, 5.00% 2034	15,750	15,274
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	13,628
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	11,795
District of Columbia, Income Tax Secured Revenue Refunding Bonds, Series 2009-B, 5.25% 2034	10,000	10,291
State of California, Regents of the University of California, General Revenue Bonds, 5.25% 2039	10,000	10,192
State of Texas, City of San Antonio, Electric and Gas Systems Revenue Refunding Bonds, New Series 2009-A, 5.00% 2034	10,000	9,972
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,237
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	5,167
State of California, City of Los Angeles, Department of Water and Power, Power System Revenue Bonds,
Series 2007-A, Subseries A-1, AMBAC insured, 5.00% 2037	5,300	5,152
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay
Plant Acquisition), Series 1999, 6.63% 20093	2,433	2,438
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,317	1,985
		250,004

Total bonds & notes (cost: $37,343,711,000)		35,548,002

	Shares or
Convertible securities — 0.11%	principal amount

FINANCIALS — 0.07%
PNC Financial Services Group, Inc. 4.00% convertible notes 2011	$25,000,000	24,688
Citigroup Inc., Series J-1, 7.00% noncumulative convertible preferred2	50,000	2,056
Equity Residential 3.85% convertible notes 2026	$1,000,000	954
Boston Properties, Inc. 2.875% convertible notes 2037	1,000,000	881
Fannie Mae, Series 2004-1, 5.375% convertible preferred	400	400
		28,979

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	9,574
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$770,000	365
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$6,950,000	4,309
		14,248

Total convertible securities (cost: $77,535,000)		43,227

Preferred securities — 1.84%	Shares

FINANCIALS — 1.84%
JPMorgan Chase & Co., Series I, 7.90%1	114,250,000	100,258
BNP Paribas 7.195%1,3	78,000,000	57,078
BNP Paribas Capital Trust 9.003% noncumulative trust1,3	17,180,000	14,534
SMFG Preferred Capital USD 1 Ltd. 6.078%1,3	63,147,000	50,787
SMFG Preferred Capital USD 3 Ltd. 9.50%1,3	8,998,000	8,818
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,3	29,550,000	31,096
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,3	30,000,000	27,983
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative1	185,000	218
Barclays Bank PLC 7.434%1,3	75,945,000	50,953
Barclays Bank PLC 6.86%1,3	625,000	376
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,597,900	30,919
Santander Finance Preferred S.A., Unipersonal, 6.50%	910,000	16,437
AXA SA, Series B, 6.379%1,3	48,770,000	31,289
QBE Capital Funding II LP 6.797%1,3	36,055,000	26,709
Banco Bilbao Vizcaya Argentaria, SA, 5.919%1	43,685,000	25,809
PNC Preferred Funding Trust I 6.517%1,3	45,000,000	24,293
PNC Preferred Funding Trust III 8.70%1,3	1,500,000	1,233
Standard Chartered PLC 6.409%1,3	38,200,000	25,437
Citigroup Inc., Series E, 8.40%1	32,250,000	24,230
Resona Preferred Global Securities (Cayman) Ltd. 7.191%1,3	32,800,000	23,970
Société Générale 5.922%1,3	21,685,000	13,463
Weingarten Realty Investors, Series D, 6.75%	495,420	8,199
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	4,165
ILFC E-Capital Trust II 6.25%1,3	19,460,000	7,492
ILFC E-Capital Trust I 5.90%1,3	11,750,000	4,524
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative1	21,850,000	10,265
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative1	300,000	141
Royal Bank of Scotland Group PLC 6.625%1	4,700,000	5,636
Royal Bank of Scotland Group PLC, Series U, 7.64%1	9,800,000	3,973
ING Capital Funding Trust III 8.439% noncumulative1	14,880,000	9,377
Fannie Mae, Series O, 7.00%1,3	4,825,230	8,686
Fannie Mae, Series R, 7.625%	382,800	445
Freddie Mac, Series Z, 8.375%11	2,663,885	3,097
Freddie Mac, Series V, 5.57%11	3,356,231	3,096
Freddie Mac, Series W, 5.66%11	1,548,000	1,537
Freddie Mac, Series F, 5.00%11	294,375	412
Freddie Mac, Series U, 5.90%11	496,600	397
Freddie Mac, Series Y, 6.55%11	374,269	307
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,3	19,650,000	8,050
XL Capital Ltd., Series E, 6.50%1	16,250,000	7,972
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities3	300,000	6,685
General Motors Corp. 9.00%3	9,155	3,938
Lloyds TSB Group PLC 6.267%1,3	5,765,000	1,962
HBOS Capital Funding LP, Series A, 6.461% noncumulative1	3,200,000	1,894
BAC Capital Trust XIII 1.029%1	8,075,000	3,614
CBG Florida REIT Corp., Series A, Class A, 7.114%1,3	18,000,000	2,829
Wells Fargo Capital XV 9.75%1	825,000	799
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative3,11	434,000	4
		695,386

U.S. GOVERNMENT AGENCY SECURITIES — 0.00%
US AgBank 6.11%1,3	5,000,000	1,844

Total preferred securities (cost: $1,211,882,000)		697,230

Common stocks — 0.04%

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co.11	875,023	5,311
Time Warner Cable Inc.11	36,558	1,158
Adelphia Recovery Trust, Series Arahova11	1,943,006	486
Adelphia Recovery Trust, Series ACC-111	3,366,231	67
Adelphia Recovery Trust, Series ACC-6B2,11	5,056,500	25
American Media Operations, Inc.2,3,11	295,801	3
		7,050

INDUSTRIALS — 0.01%
Delta Air Lines, Inc.11	626,265	3,626
UAL Corp.11	10,069	32
		3,658

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.11,12	879,000	2,092

HEALTH CARE — 0.00%
Clarent Hospital Corp.2,11,12	331,291	17

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	7,614	2

Total common stocks (cost: $49,539,000)		12,819

		Value
Warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 201011	15,233	$—
XO Holdings, Inc., Series C, warrants, expire 20102,11	11,424	—
XO Holdings, Inc., Series B, warrants, expire 201011	11,424	—
GT Group Telecom Inc., warrants, expire 20102,3,11	2,750	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20182,3,11	1,885	—

Total warrants (cost: $143,000)		—

	Principal amount
Short-term securities — 4.43%	(000)

Federal Home Loan Bank 0.16%–0.44% due 7/1–12/2/2009	$512,450	512,236
U.S. Treasury Bills 0.19%–0.355% due 7/2–9/24/2009	216,600	216,559
Abbott Laboratories 0.20%–0.23% due 7/1–9/29/20093	141,526	141,477
Park Avenue Receivables Co., LLC 0.26% due 7/13/20093	60,100	60,094
Jupiter Securitization Co., LLC 0.25% due 7/14/20093	50,000	49,995
Merck & Co. Inc. 0.20%–0.25% due 7/17–7/28/2009	104,400	104,388
Procter & Gamble International Funding S.C.A. 0.18%–0.20% due 7/13–8/24/20093	95,900	95,886
NetJets Inc. 0.21% due 8/5/20093	95,000	94,980
Pfizer Inc 0.22%–0.25% due 7/9–9/3/20093	75,400	75,384
General Electric Capital Corp., FDIC insured, 0.24%–0.50% due 7/21–8/25/2009	70,000	69,987
Private Export Funding Corp. 0.22%–0.26% due 8/13–9/25/20093	69,300	69,277
Coca-Cola Co. 0.30% due 7/10-7/22/20093	49,950	49,947
E.I. duPont de Nemours and Co. 0.22% due 7/28/20093	35,000	34,994
United Technologies Corp. 0.19% due 7/23/20093	25,000	24,997
Federal Farm Credit Banks 0.17% due 7/31/2009	25,000	24,995
Yale University 0.40% due 7/17/2009	25,000	24,993
Campbell Soup Co. 0.20% due 7/30/20093	13,432	13,430
Freddie Mac 0.17%–0.20% due 8/10–9/28/2009	10,100	10,096
Medtronic Inc. 0.20% due 7/7/20093	5,950	5,950
Fannie Mae 0.17% due 7/23/2009	250	250

Total short-term securities (cost: $1,679,870,000)		1,679,915

Total investment securities (cost: $40,362,680,000)		37,981,193
Other assets less liabilities		(90,587)

Net assets		$37,890,606

1  Coupon rate may change periodically.
2  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $479,894,000, which represented 1.27% of the net assets of the fund.
3  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,422,332,000, which represented 14.31% of the net assets of the fund.
4 Scheduled interest and/or principal payment was not received.
5  Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 11/6/2007 at a cost of $3,749,000) may be subject to legal or contractual restrictions on resale.
6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $182,986,000, which represented
.48% of the net assets of the fund.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	€ = Euros	MXN = Mexican pesos
A$ = Australian dollars	£ = British pounds	NKr = Norwegian kroner
BRL = Brazilian reais	ILS = Israeli shekels	PLN = Polish zloty
COP = Colombian pesos	¥ = Japanese yen	SKr = Swedish kronor
DKr = Danish kroner	KRW = South Korean won	TRY = New Turkish liras

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0809O-S21436

Summary investment portfolio, June 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Corporate bonds & notes	33.74%
Bonds & notes of U.S. government & government agencies	27.52
Mortgage-backed obligations	23.93
Bonds & notes of governments & government agencies outside the U.S.	4.04
Asset-backed obligations	3.93
Preferred securities	1.84
Municipals	0.66
Convertible securities	0.11
Common stocks & warrants	0.04
Short-term securities & other assets less liabilities	4.19
[end pie chart]

Portfolio quality summary (percent of net assets)*
U.S. government obligations†	25.6%
Federal agencies	18.8
AAA	9.8
AA	4.5
A	12.9
BBB	17.0
BB	2.8
B	2.4
CCC or less	2.0
Short-term securities & other assets less liabilities	4.2
Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer's creditworthiness. Please see the fund's most recent statement of additional information for details.

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.82%	(000)	(000)	assets

Corporate bonds & notes - 33.74%
Financials - 9.92%
Other securities		$3,759,941	9.92%

Consumer discretionary - 4.48%
Other securities		1,697,666	4.48

Telecommunication services - 3.49%
Verizon Communications Inc. 3.75% 2011 (1)	$111,950	114,293	.30
Other securities		1,208,791	3.19
		1,323,084	3.49

Energy - 3.39%
Other securities		1,282,476	3.39

Utilities - 3.25%
Other securities		1,231,952	3.25

Industrials - 3.12%
Other securities		1,180,998	3.12

Health care - 2.88%
Other securities		1,090,199	2.88

Other corporate bonds & notes - 3.21%
Other securities		1,218,926	3.21

Total corporate bonds & notes		12,785,242	33.74

Bonds & notes of U.S. government & government agencies - 27.52%
U.S. Treasury:
2.00% 2010	124,125	125,439
1.125% 2011	112,705	112,160
1.75% 2011	652,130	659,134
4.625% 2011	290,400	313,972
2.00% 2013	249,840	246,220
2.75% 2013	132,160	134,633
3.375% 2013	142,760	149,630
4.25% 2013	604,036	653,301
1.75% 2014	550,090	534,682
1.875% 2014	185,975	181,188
1.875% 2014	100,000	97,051
2.25% 2014	282,500	278,748
4.25% 2014	161,875	174,364
4.25% 2015	134,000	143,684
11.25% 2015	133,500	192,631
2.375% 2016	267,400	254,864
2.625% 2016	349,000	337,507
3.25% 2016	209,280	210,163
4.50% 2017	228,250	246,384
4.625% 2017	180,925	196,912
3.50% 2018	658,870	662,270
3.75% 2018	605,075	615,615
3.875% 2018	171,505	176,763
2.75% 2019	717,085	671,708
3.125% 2019	363,090	351,148
6.875% 2025	93,610	122,702
4.50% 2036	260,960	269,115
4.375% 2038	106,895	108,047
0%-8.875% 2010-2039 (2) (3)	1,122,830	1,255,479	25.01
Fannie Mae:
1.75% 2011	143,210	144,530
2.50%-6.125% 2012-2017	126,500	128,589	.72
Freddie Mac 1.75%-5.50% 2010-2016	230,990	236,264	.62
Federal Home Loan Bank 3.625%-5.375% 2012-2016	133,000	141,551	.37
Other securities		301,738	.80
		10,428,186	27.52

Mortgage-backed obligations - 23.93%
Federal agency mortgage-backed obligations (4) - 16.86%
Fannie Mae:
4.00% 2024	210,420	210,836
4.00% 2024	165,832	166,117
4.00% 2024	138,853	139,092
5.00% 2036	118,249	120,781
6.00% 2037	120,194	125,812
5.00% 2039	97,774	99,710
0%-12.01% 2009-2047 (5)	3,637,533	3,773,844	12.24
Freddie Mac:
6.00% 2027	148,398	155,951
6.00% 2038	126,842	132,625
0%-11.00% 2009-2047 (3) (5)	1,203,321	1,248,173	4.05
Government National Mortgage Assn. 6.00% 2038	142,725	148,958	.39
Other securities		66,577	.18
		6,388,476	16.86

Commercial mortgage-backed securities (4) - 4.19%
Fannie Mae 4.491%-7.30% 2010-2012	151,325	158,598	.42
Other securities		1,428,406	3.77
		1,587,004	4.19

Collateralized mortgage-backed obligations (privately originated) - 2.30%
Other securities		872,093	2.30

Other mortgage-backed securities - 0.58%
Other securities		218,035	.58

Total mortgage-backed obligations		9,065,608	23.93

Bonds & notes of governments & government agencies outside the U.S. - 4.04%
German Government, Series 8, 4.25% 2018	€127,690	192,684	.51
United Kingdom 4.50% 2019	£58,910	103,185	.27
Other securities		1,233,824	3.26
		1,529,693	4.04

Asset-backed obligations (4) - 3.93%
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 0.358% 2013 (5)	$125,000	105,064	.28
Other securities		1,384,205	3.65
		1,489,269	3.93

Municipals - 0.66%
Other securities		250,004	.66

Total bonds & notes (cost: $37,343,711,000)		35,548,002	93.82

			Percent
		Value	of net
Convertible securities - 0.11%	Shares	(000)	assets

Other - 0.11%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	400	400	.00
Other securities		42,827	.11

Total convertible securities (cost: $77,535,000)		43,227	.11

			Percent
		Value	of net
Preferred securities - 1.84%	Shares	(000)	assets

Financials - 1.84%
JPMorgan Chase & Co., Series I, 7.90% (5)	114,250,000	100,258	.26
Fannie Mae, Series O, 7.00% (1) (5)	4,825,230	8,686
Fannie Mae, Series R, 7.625%	382,800	445	.02
Freddie Mac, Series Z, 8.375% (6)	2,663,885	3,097
Freddie Mac, Series V, 5.57% (6)	3,356,231	3,096
Freddie Mac, Series W, 5.66% (6)	1,548,000	1,537
Freddie Mac, Series F, 5.00% (6)	294,375	412
Freddie Mac, Series U, 5.90% (6)	496,600	397
Freddie Mac, Series Y, 6.55% (6)	374,269	307	.02
Other securities		577,151	1.54
		695,386	1.84

U.S. government agency securities - 0.00%
Other securities		1,844	.00

Total preferred securities (cost: $1,211,882,000)		697,230	1.84

			Percent
		Value	of net
Common stocks - 0.04%		(000)	assets

Other - 0.04%
Other securities		12,819	.04

Total common stocks (cost: $49,539,000)		12,819	.04

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $143,000)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.43%	(000)	(000)	assets

Federal Home Loan Bank 0.16%-0.44% due 7/1-12/2/2009	$512,450	512,236	1.35
U.S. Treasury Bills 0.19%-0.355% due 7/2-9/24/2009	216,600	216,559	.57
Abbott Laboratories 0.20%-0.23% due 7/1-9/29/2009 (1)	141,526	141,477	.37
Park Avenue Receivables Co., LLC 0.26% due 7/13/2009 (1)	60,100	60,094
Jupiter Securitization Co., LLC 0.25% due 7/14/2009 (1)	50,000	49,995	.29
Merck & Co. Inc. 0.20%-0.25% due 7/17-7/28/2009	104,400	104,388	.28
Procter & Gamble International Funding S.C.A. 0.18%-0.20% due 7/13-8/24/2009 (1)	95,900	95,886	.25
NetJets Inc. 0.21% due 8/5/2009 (1)	95,000	94,980	.25
Freddie Mac 0.17%-0.20% due 8/10-9/28/2009	10,100	10,096	.03
Fannie Mae 0.17% due 7/23/2009	250	250	.00
Other securities		393,954	1.04

Total short-term securities (cost: $1,679,870,000)		1,679,915	4.43

Total investment securities (cost: $40,362,680,000)		37,981,193	100.24
Other assets less liabilities		(90,587)	(.24)

Net assets		$37,890,606	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with aggregate value of $3,905,000, which represented .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio.  Further details on these holdings and related transactions during the six months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/09 (000)
ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$2,092
Clarent Hospital Corp. (3) (6)	331,291	-	-	331,291	-	17
					-	$2,109

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $5,422,332,000, which represented 14.31% of the net assets of the fund.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities,"
was $479,894,000, which represented 1.27% of the net assets of the fund.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Coupon rate may change periodically.
(6) Security did not produce income during the last 12 months.

Key to symbols

€ = Euros
£ = British pounds

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $40,346,836)	$37,979,084
Affiliated issuers (cost: $15,844)	2,109	$37,981,193
Cash		8,849
Unrealized appreciation on open forward currency contracts		447
Receivables for:
Sales of investments	142,024
Sales of fund's shares	112,372
Closed forward currency contracts	757
Dividends and interest	392,426	647,579
		38,638,068
Liabilities:
Unrealized depreciation on open forward currency contracts		66,417
Payables for:
Purchases of investments	535,568
Repurchases of fund's shares	81,440
Dividends on fund's shares	21,790
Closed forward currency contracts	17,776
Investment advisory services	7,157
Services provided by affiliates	15,952
Directors' deferred compensation	307
Other	1,055	681,045
Net assets at June 30, 2009		$37,890,606

Net assets consist of:
Capital paid in on shares of capital stock		$43,960,472
Distributions in excess of net investment income		(57,012)
Accumulated net realized loss		(3,566,648)
Net unrealized depreciation		(2,446,206)
Net assets at June 30, 2009		$37,890,606

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001 par value (3,380,732 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$25,722,349	2,295,038	$11.21
Class B	1,282,761	114,452	11.21
Class C	2,901,289	258,863	11.21
Class F-1	3,099,181	276,520	11.21
Class F-2	607,844	54,234	11.21
Class 529-A	653,404	58,299	11.21
Class 529-B	80,861	7,215	11.21
Class 529-C	317,600	28,337	11.21
Class 529-E	35,578	3,174	11.21
Class 529-F-1	32,391	2,890	11.21
Class R-1	98,092	8,752	11.21
Class R-2	705,616	62,958	11.21
Class R-3	1,027,649	91,690	11.21
Class R-4	758,933	67,715	11.21
Class R-5	443,758	39,594	11.21
Class R-6	123,300	11,001	11.21
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $11.65 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2009	(dollars in thousands)

Investment income:
Income:
Interest	$1,033,379
Dividends	7,070	$1,040,449

Fees and expenses*:
Investment advisory services	42,374
Distribution services	60,125
Transfer agent services	17,724
Administrative services	9,161
Reports to shareholders	1,432
Registration statement and prospectus	1,432
Directors' compensation	258
Auditing and legal	111
Custodian	303
State and local taxes	264
Other	1,658	134,842
Net investment income		905,607

Netrealized loss andunrealized appreciation on investments,
forward currency contracts and currency:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $55)	(1,805,862)
Forward currency contracts	15,993
Currency transactions	(8,477)	(1,798,346)
Net unrealized appreciation (depreciation) on:
Investments	3,372,524
Forward currency contracts	(28,126)
Currency translations	2,675	3,347,073
Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency		1,548,727
Net increase in net assets resulting from operations		$2,454,334

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended June 30,	December 31,
	2009*	2008
Operations:
Net investment income	$905,607	$2,017,552
Net realized loss on investments, forward currency contracts and currency transactions	(1,798,346)	(1,215,405)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	3,347,073	(5,526,626)
Net increase (decrease) in net assets resulting from operations	2,454,334	(4,724,479)

Dividends paid or accrued to shareholders from net investment income	(920,031)	(2,153,748)

Net capital share transactions	4,168,292	3,247,995

Total increase (decrease) in net assets	5,702,595	(3,630,232)

Net assets:
Beginning of period	32,188,011	35,818,243
End of period (including distributions in excess of
net investment income: $(57,012) and $(42,588), respectively)	$37,890,606	$32,188,011

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                 unaudited

1.	Organization and significant accounting policies

Organization – The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

 3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$39,042
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(113,391)
Capital loss carryforwards†:
Expiring 2010	$(125,233)
Expiring 2011	(243,982)
Expiring 2014	(69,196)
Expiring 2016	(959,389)	(1,397,800)
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(330,710)
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of June 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$679,628
Gross unrealized depreciation on investment securities	(3,184,460)
Net unrealized depreciation on investment securities	(2,504,832)
Cost of investment securities	40,486,025

Ordinary income distributions paid or accrued to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class	Six months ended June 30, 2009	Year ended December 31, 2008
Class A	$643,265	$1,505,354
Class B	29,338	77,235
Class C	59,371	136,921
Class F-1	75,701	183,086
Class F-2*	6,284	1,971
Class 529-A	15,910	34,549
Class 529-B	1,726	4,096
Class 529-C	6,447	14,236
Class 529-E	805	1,715
Class 529-F-1	809	1,624
Class R-1	2,153	4,662
Class R-2	14,810	35,404
Class R-3	24,857	59,775
Class R-4	19,518	47,010
Class R-5	18,040	46,110
Class R-6†	997	-
Total	$920,031	$2,153,748

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2009, the investment advisory services fee was $42,374,000, which was equivalent to an annualized rate of 0.248% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2009, unreimbursed expenses subject to reimbursement totaled $4,772,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$29,253	$16,859	Not applicable	Not applicable	Not applicable
Class B	6,182	865	Not applicable	Not applicable	Not applicable
Class C	12,683	Included in administrative services	$1,904	$339	Not applicable
Class F-1	3,406		1,862	172	Not applicable
Class F-2	Not applicable		149	14	Not applicable
Class 529-A	629		309	61	$292
Class 529-B	372		39	14	37
Class 529-C	1,390		147	43	139
Class 529-E	78		16	3	14
Class 529-F-1	-		15	3	16
Class R-1	452		60	24	Not applicable
Class R-2	2,409		482	1,130	Not applicable
Class R-3	2,384		696	339	Not applicable
Class R-4	887		513	13	Not applicable
Class R-5	Not applicable		299	7	Not applicable
Class R-6*	Not applicable		10	- †	Not applicable
Total	$60,125	$17,724	$6,501	$2,162	$498
*Class R-6 was offered beginning May 1, 2009.
†Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $258,000, shown on the accompanying financial statements, includes $232,000 in current fees (either paid in cash or deferred) and a net increase of $26,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Corporate bonds & notes	$-	$12,688,020	$97,222	$12,785,242
Bonds & notes of U.S. government & government agencies	-	10,428,186	-	10,428,186
Mortgage-backed obligations	-	8,835,426	230,182	9,065,608
Bonds & notes of governments & government agencies outside the U.S.	-	1,529,693	-	1,529,693
Asset-backed obligations	-	1,472,100	17,169	1,489,269
Municipals	-	250,004	-	250,004
Convertible securities	-	43,227	-	43,227
Preferred securities	44,399	652,831	-	697,230
Common stocks	12,774	-	45	12,819
Short-term securities	-	1,679,915	-	1,679,915
Total	$57,173	$37,579,402	$344,618	$37,981,193

	Level 1	Level 2	Level 3	Total
Forward currency contracts (*)	-	$(65,970)	-	$(65,970)

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2009 (dollars in thousands):

	Beginning value at 1/1/2009	Net purchases and sales	Net realized gain (†)	Net unrealized appreciation(†)	Net transfers out of Level 3	Ending value at 6/30/2009
Investment securities	$523,921	$(64,756)	$2,059	$4,975	$(121,581)	$344,618

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands) (†):						$2,488

(*) Forward currency contracts are not included in the investment portfolio.
(†) Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2009
Class A	$5,363,352	499,765	$570,629	53,013	$(3,248,390)	(301,990)	$2,685,591	250,788
Class B	190,542	17,822	25,731	2,390	(213,544)	(19,862)	2,729	350
Class C	817,462	76,102	50,965	4,735	(359,360)	(33,406)	509,067	47,431
Class F-1	1,039,716	96,272	64,611	6,003	(780,768)	(72,418)	323,559	29,857
Class F-2	537,510	49,095	4,542	420	(47,851)	(4,452)	494,201	45,063
Class 529-A	107,272	9,982	15,456	1,435	(42,933)	(3,995)	79,795	7,422
Class 529-B	9,080	849	1,681	156	(4,654)	(433)	6,107	572
Class 529-C	63,485	5,901	6,266	582	(23,112)	(2,152)	46,639	4,331
Class 529-E	6,610	616	782	73	(1,960)	(183)	5,432	506
Class 529-F-1	7,498	695	783	73	(3,057)	(285)	5,224	483
Class R-1	25,852	2,404	2,054	191	(21,283)	(1,979)	6,623	616
Class R-2	160,181	14,906	14,354	1,334	(113,224)	(10,543)	61,311	5,697
Class R-3	211,005	19,623	24,093	2,239	(188,555)	(17,508)	46,543	4,354
Class R-4	151,371	14,055	18,957	1,762	(148,342)	(13,801)	21,986	2,016
Class R-5	182,922	16,955	15,706	1,464	(443,942)	(40,873)	(245,314)	(22,454)
Class R-6(2)	117,956	10,925	918	83	(75)	(7)	118,799	11,001
Total net increase
(decrease)	$8,991,814	835,967	$817,528	75,953	$(5,641,050)	(523,887)	$4,168,292	388,033

Year ended December 31, 2008
Class A	$6,852,721	563,129	$1,370,285	116,136	$(6,431,432)	(541,018)	$1,791,574	138,247
Class B	304,429	24,965	68,497	5,813	(397,075)	(33,311)	(24,149)	(2,533)
Class C	922,097	75,445	120,888	10,276	(809,514)	(68,089)	233,471	17,632
Class F-1	1,692,529	139,793	157,443	13,367	(1,572,023)	(133,348)	277,949	19,812
Class F-2(3)	125,467	11,218	1,582	147	(23,803)	(2,194)	103,246	9,171
Class 529-A	160,968	13,215	34,433	2,929	(70,702)	(5,954)	124,699	10,190
Class 529-B	13,620	1,118	4,082	348	(8,590)	(725)	9,112	741
Class 529-C	92,811	7,615	14,184	1,211	(44,239)	(3,731)	62,756	5,095
Class 529-E	8,810	727	1,709	146	(3,943)	(331)	6,576	542
Class 529-F-1	11,194	927	1,615	138	(4,241)	(366)	8,568	699
Class R-1	54,856	4,492	4,534	388	(26,516)	(2,206)	32,874	2,674
Class R-2	295,996	24,167	35,134	2,992	(235,150)	(19,523)	95,980	7,636
Class R-3	512,079	41,561	59,475	5,056	(382,379)	(31,909)	189,175	14,708
Class R-4	382,804	31,033	46,848	3,980	(265,125)	(22,311)	164,527	12,702
Class R-5	371,353	30,448	42,060	3,567	(241,776)	(20,583)	171,637	13,432
Total net increase
(decrease)	$11,801,734	969,853	$1,962,769	166,494	$(10,516,508)	(885,599)	$3,247,995	250,748

(1) Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,617,555,000 and $12,182,724,000, respectively, during the six months ended June 30, 2009.

8. Forward currency contracts

The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations. As of June 30, 2009, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

		Contract amount		Unrealized (depreciation) appreciation at June 30, 2009
	Settlement date	Receive	Deliver

Purchases:
Euros	7/27/2009	€3,876	$5,461	$(25)
				$(25)

Sales:
Australian dollars	7/20/2009	$20,073	$ A25,100	$(128)
Australian dollars	7/30/2009	$36,588	$ A52,440	(5,582)
Australian dollars	8/28/2009	$26,139	$ A37,540	(3,987)
British pounds	7/23/2009	$53,088	£36,290	(6,593)
British pounds	7/23/2009	$29,804	£20,380	(3,712)
British pounds	7/28/2009	$44,810	£30,650	(5,596)
British pounds	8/3/2009	$50,885	£30,720	364
Danish kroner	7/24/2009	$50,551	DKr291,110	(4,258)
Euros	7/8/2009	$2,297	€1,650	(18)
Euros	7/16/2009	$56	€40	-
Euros	7/23/2009	$83,826	€75,845	(8,127)
Euros	7/23/2009	$43,237	€35,050	(3,731)
Euros	7/27/2009	$594	€425	(2)
Euros	7/28/2009	$158,222	€122,085	(13,018)
Euros	7/30/2009	$116,055	€89,540	(9,536)
Euros	7/31/2009	$352	€250	1
Japanese yen	7/16/2009	$62,286	¥6,115,250	(1,195)
Polish zloty	7/17/2009	$20,741	PLN68,000	(637)
South Korean won	7/17/2009	$12,340	KRW15,610,000	82
Swedish kronor	7/17/2009	$21,098	SKr165,000	(272)
				$(65,945)

Forward currency contracts - net				$(65,970.00)

(*)Amount less than one thousand.

9. Subsequent events

As of August 7, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)
			Income (loss) from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2009(5)	$10.76	$.29	$.45	$.74	$(.29)	$11.21	7.06%	$25,722	.67	%(6)	.67	%(6)	5.41	%(6)
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65		.63		5.76
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63		.61		5.22
	Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670	.65		.62		5.07
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738	.65		.62		4.60
	Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822	.65		.65		4.54

Class B:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.66	1,283	1.42	(6)	1.42	(6)	4.69	(6)
	Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40		1.37		5.02
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38		1.35		4.48
	Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40		1.37		4.33
	Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38		1.36		3.87
	Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394	1.39		1.38		3.80

Class C:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.63	2,901	1.46	(6)	1.46	(6)	4.61	(6)
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44		1.41		4.98
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42		1.40		4.43
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45		1.42		4.27
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44		1.42		3.81
	Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123	1.46		1.45		3.71

Class F-1:	Six months ended 6/30/2009(5)	10.76	.29	.45	.74	(.29)	11.21	7.07	3,099	.67	(6)	.67	(6)	5.40	(6)
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64		.62		5.78
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62		.60		5.22
	Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611	.63		.60		5.07
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803	.65		.63		4.60
	Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487	.70		.69		4.46

Class F-2:	Six months ended 6/30/2009(5)	10.76	.30	.45	.75	(.30)	11.21	7.20	608	.42	(6)	.42	(6)	5.51	(6)
	Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18		.17		2.69

Class 529-A:	Six months ended 6/30/2009(5)	10.76	.29	.45	.74	(.29)	11.21	7.04	653	.72	(6)	.72	(6)	5.36	(6)
	Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69		.67		5.74
	Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69		.67		5.17
	Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388	.68		.66		5.05
	Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273	.69		.67		4.57
	Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187	.70		.70		4.48

Class 529-B:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.60	81	1.52	(6)	1.52	(6)	4.57	(6)
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51		1.48		4.92
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50		1.47		4.36
	Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53		1.50		4.20
	Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54		1.52		3.71
	Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49	1.59		1.58		3.60

Class 529-C:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.60	318	1.52	(6)	1.52	(6)	4.56	(6)
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50		1.47		4.94
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49		1.46		4.37
	Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51		1.49		4.22
	Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53		1.51		3.74
	Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86	1.57		1.57		3.61

Class 529-E:	Six months ended 6/30/2009(5)	$10.76	$.28	$.45	$.73	$(.28)	$11.21	6.88%	$36	1.01	%(6)	1.01	%(6)	5.07	%(6)
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99		.96		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98		.96		4.88
	Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21	.99		.97		4.74
	Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01		.99		4.25
	Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11	1.05		1.05		4.13

Class 529-F-1:	Six months ended 6/30/2009(5)	10.76	.30	.45	.75	(.30)	11.21	7.15	32	.51	(6)	.51	(6)	5.57	(6)
	Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49		.46		5.96
	Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48		.46		5.38
	Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14	.49		.46		5.25
	Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7	.58		.56		4.69
	Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4	.80		.80		4.36

Class R-1:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.64	98	1.44	(6)	1.44	(6)	4.64	(6)
	Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44		1.42		5.01
	Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44		1.42		4.44
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49		1.42		4.28
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51		1.43		3.82
	Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11	1.55		1.47		3.70

Class R-2:	Six months ended 6/30/2009(5)	10.76	.25	.45	.70	(.25)	11.21	6.59	706	1.53	(6)	1.53	(6)	4.57	(6)
	Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53		1.50		4.90
	Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51		1.40		4.44
	Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67		1.41		4.30
	Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74		1.41		3.84
	Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238	1.85		1.43		3.73

Class R-3:	Six months ended 6/30/2009(5)	10.76	.28	.45	.73	(.28)	11.21	6.89	1,028	.99	(6)	.99	(6)	5.11	(6)
	Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98		.95		5.45
	Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98		.95		4.89
	Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02		.99		4.71
	Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05		1.02		4.23
	Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213	1.06		1.05		4.12

Class R-4:	Six months ended 6/30/2009(5)	10.76	.29	.45	.74	(.29)	11.21	7.06	759	.67	(6)	.67	(6)	5.43	(6)
	Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67		.64		5.77
	Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66		.64		5.22
	Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325	.67		.65		5.06
	Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182	.67		.65		4.61
	Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77	.68		.68		4.48

Class R-5:	Six months ended 6/30/2009(5)	10.76	.31	.45	.76	(.31)	11.21	7.23	444	.37	(6)	.37	(6)	5.77	(6)
	Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37		.34		6.06
	Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36		.34		5.50
	Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336	.37		.35		5.36
	Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204	.37		.35		4.91
	Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127	.37		.37		4.81

Class R-6:	Period from 5/1/2009 to 6/30/2009(5)	10.78	.09	.43	.52	(.09)	11.21	4.88	123	.05		.05		.86

	Six months ended June 30,	Year ended December 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	47%	57%	58%	53%	50%	45%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2008

Bonds & notes — 91.17%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 36.67%
FINANCIALS — 12.77%
Banks — 3.86%
Santander Issuances, SA Unipersonal 1.885% 20161,2	$21,500	$15,657
Santander Issuances, SA Unipersonal 5.805% 20161,2	76,100	68,501
Abbey National PLC 7.95% 2029	23,255	20,303
Santander Perpetual, SA Unipersonal 6.671% (undated)1,2	16,000	10,191
Abbey National PLC 7.50% (undated)1	£3,270	3,957
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	2,856
UniCredito Italiano SpA 5.584% 20171,2	$60,690	53,104
UniCredito Italiano SpA 6.00% 20172	67,825	56,645
HVB Funding Trust I 8.741% 20312	5,555	1,608
HVB Funding Trust III 9.00% 20312	8,506	2,462
Household Finance Corp. 6.75% 2011	23,750	23,660
HSBC Finance Corp. 2.346% 20121	20,000	15,228
HSBC Finance Corp. 4.853% 20121	15,000	11,550
HSBC Finance Corp. 5.00% 2015	27,195	24,172
HSBC Holdings PLC 6.50% 2037	24,435	24,897
Midland Bank 2.063% Eurodollar note (undated)1	15,000	8,025
Sovereign Bancorp, Inc. 2.461% 20091	20,700	20,112
Independence Community Bank Corp. 4.90% 2010	12,000	10,767
Sovereign Bancorp, Inc. 4.903% 20131	6,500	4,638
Sovereign Bancorp, Inc. 8.75% 2018	75,350	69,228
Resona Bank, Ltd. 3.75% 20151	€9,740	11,693
Resona Bank, Ltd. 5.85% (undated)1,2	$102,333	58,084
Fifth Third Bancorp 8.25% 2038	30,250	25,052
Fifth Third Capital Trust IV 6.50% 20671	82,615	41,337
TuranAlem Finance BV 7.75% 20132	11,000	4,455
TuranAlem Finance BV 8.00% 2014	12,460	5,171
TuranAlem Finance BV 8.00% 20142	5,000	2,075
TuranAlem Finance BV 8.50% 20152	23,335	10,151
TuranAlem Finance BV 8.50% 2015	11,310	4,920
TuranAlem Finance BV 8.25% 20372	59,045	25,685
TuranAlem Finance BV, Series 8, 8.25% 2037	6,000	2,610
Royal Bank of Scotland PLC 9.625% 2015	£200	324
Royal Bank of Scotland Group PLC 4.70% 2018	$635	465
Royal Bank of Scotland PLC 5.00% (undated)1	£200	254
Royal Bank of Scotland Group PLC 6.99% (undated)1,2	$74,990	34,120
Royal Bank of Scotland Group PLC, Series U, 7.64% (undated)1	29,500	11,763
HBOS PLC 6.75% 20182	47,850	42,183
HBOS PLC 6.00% 20332	5,465	3,743
Wachovia Bank NA 4.80% 2014	3,750	3,497
Wachovia Bank NA 6.60% 2038	37,000	40,277
PNC Funding Corp. 3.62% 20141	30,000	24,221
PNC Bank NA 6.875% 2018	5,200	5,542
PNC Funding Corp., Series II, 6.113% (undated)1,2	23,300	9,628
National City Preferred Capital Trust I 12.00% (undated)1	39,500	37,327
Standard Chartered Bank 6.40% 20172	42,410	35,329
Standard Chartered Bank 5.375% (undated)1	£150	136
Société Générale 5.75% 20162	$36,515	33,500
Development Bank of Singapore Ltd. 7.875% 20092	20,000	20,365
DBS Bank Ltd. 5.16% 20211,2	12,500	9,026
HSBK (Europe) BV 7.75% 2013	10,855	7,761
HSBK (Europe) BV 7.75% 20132	305	218
HSBK (Europe) BV 7.25% 20172	39,245	21,389
Kazkommerts International BV 7.00% 20092	5,500	4,757
Kazkommerts International BV 8.50% 2013	5,000	2,925
Kazkommerts International BV 7.875% 20142	9,200	5,106
Kazkommerts International BV 8.00% 20152	15,500	7,362
Kazkommerts International BV 8.00% 2015	600	285
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	3,800
SunTrust Banks, Inc. 7.25% 2018	21,200	22,322
Wells Fargo Bank, National Assn. 4.75% 2015	15,370	15,578
Wells Fargo & Co. 5.625% 2017	4,820	5,037
United Overseas Bank Ltd. 5.375% 20191,2	22,250	18,673
Northern Rock PLC 5.60% (undated)1,2	13,815	5,319
Northern Rock PLC 6.594% (undated)1,2	27,465	10,574
UnionBanCal Corp. 5.25% 2013	2,000	1,705
Union Bank of California, NA 5.95% 2016	17,415	13,997
Silicon Valley Bank 5.70% 2012	18,000	15,638
Canadian Imperial Bank of Commerce 3.25% Eurodollar note 20851,3	25,000	12,152
Skandinaviska Enskilda Banken AB 5.00% (undated)1	£265	339
Skandinaviska Enskilda Banken AB 7.50% (undated)1	$12,500	11,551
Korea Development Bank 5.30% 2013	12,135	11,213
BNP Paribas 5.125% 20152	11,315	10,143
BNP Paribas 5.75% 2022	£415	594
AB Spintab 6.00% 2009	SKr73,000	9,360
Banco Santander-Chile 5.375% 20142	$9,035	8,354
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,596
Sumitomo Mitsui Banking Corp. 5.625% (undated)1,2	5,970	4,427
Chohung Bank 4.50% 20141,2	8,000	6,918
Zions Bancorporation 5.50% 2015	9,625	6,816
Credit Agricole SA 6.637% (undated)1,2	12,220	5,804
Banco Mercantil del Norte, SA 6.135% 20161,2	8,530	5,507
Bank of Nova Scotia 3.25% 20851	10,000	4,693
Industrial Bank of Korea 4.00% 20141,2	5,000	4,599
Lloyds Bank, Series 2, 2.375% (undated)1	8,000	4,090
Shinsei Bank, Ltd. 3.75% 20161	€6,865	3,959
Shinsei Bank, Ltd. 5.625% (undated)1	£195	94
KeyBank NA 5.50% 2012	$3,750	3,499
Allied Irish Banks, PLC 5.625% 20301	£250	245
Allied Irish Banks Ltd. 3.875% (undated)1	$7,000	2,999
Bergen Bank 3.25% (undated)1	5,000	2,600
National Bank of Canada 3.313% 20871	5,000	2,338
Christiana Bank Og Kreditkasse 2.783% (undated)1	4,000	2,060
Norinchukin Finance (Cayman) Ltd. 5.625% 20161	£205	268
Barclays Bank PLC 6.375% (undated)1	240	258
Commerzbank AG 6.625% 2019	70	93
Downey Financial Corp. 6.50% 2014	$10,720	50
		1,241,559

Diversified financials — 3.83%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$54,575	$53,944
Countrywide Home Loans, Inc., Series K, 5.625% 2009	10,375	10,331
Countrywide Financial Corp., Series A, 4.50% 2010	15,540	15,274
Countrywide Financial Corp. 6.25% 2010	$ A7,700	5,450
Bank of America Corp. 7.125% 2011	$1,750	1,768
Countrywide Financial Corp., Series B, 2.946% 20121	30,000	25,950
Countrywide Financial Corp., Series B, 5.80% 2012	152,003	148,263
MBNA Corp., Series F, 7.50% 2012	1,800	1,854
MBNA Capital A, Series A, 8.278% 2026	7,500	6,238
MBNA Global Capital Funding, Series B, 3.993% 20271	33,000	19,757
Bank of America Corp. 6.50% 2037	20,240	20,758
JPMorgan Chase & Co. 4.891% 20151	55,000	55,285
JPMorgan Chase Bank NA 5.875% 2016	25,730	25,708
JPMorgan Chase Bank NA 6.00% 2017	22,580	22,814
JPMorgan Chase Capital XV, Series O, 5.875% 2035	2,242	1,740
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	7,088	6,550
JPMorgan Chase Capital XX, Series T, 6.55% 2066	22,275	18,883
JPMorgan Chase Capital XXII, Series V, 6.45% 20871	11,735	9,644
CIT Group Inc. 2.303% 20091	1,732	1,691
CIT Group Inc. 6.875% 2009	15,000	14,405
CIT Group Inc. 4.25% 2010	33,000	30,261
CIT Group Inc. 3.796% 20111	32,500	26,706
CIT Group Inc. 2.425% 20121	6,080	4,775
CIT Group Inc. 7.625% 2012	18,275	15,440
CIT Group Inc. 7.75% 2012	2,455	1,943
CIT Group Inc. 5.40% 2013	21,140	15,979
CIT Group Inc. 5.125% 2014	2,700	1,929
CIT Group Inc. 5.65% 2017	4,089	2,847
CIT Group Inc. 12.00% 20182,3	8,713	6,796
CIT Group Inc. 5.80% 2036	1,574	1,041
CIT Group Inc. 6.10% 20671	36,265	11,211
Citigroup Inc. 4.125% 2010	26,000	25,628
Citigroup Inc. 6.50% 2013	17,000	17,171
Citigroup Capital XXI 8.30% 20771	93,630	72,374
GMAC LLC 3.399% 20091	500	478
General Motors Acceptance Corp. 5.85% 2009	8,790	8,733
General Motors Acceptance Corp. 7.50% 20132,3	10,426	7,090
General Motors Acceptance Corp. 8.00% 20182,3	9,577	4,645
General Motors Acceptance Corp. 7.25% 20112,3	13,727	12,354
General Motors Acceptance Corp. 6.625% 20122,3	1,899	1,519
General Motors Acceptance Corp. 6.875% 20122,3	7,782	6,226
General Motors Acceptance Corp. 7.00% 20122,3	20,383	16,510
General Motors Acceptance Corp. 4.403% 20141,2,3	3,070	1,965
General Motors Acceptance Corp. 6.75% 20142,3	1,535	1,121
Capital One Financial Corp. 2.469% 20091	30,000	28,581
Capital One Financial Corp. 5.70% 2011	12,000	11,197
Capital One Financial Corp. 6.15% 2016	10,000	7,047
Capital One Capital III 7.686% 20361	46,825	19,901
International Lease Finance Corp., Series O, 4.55% 2009	8,125	7,329
International Lease Finance Corp. 5.00% 2012	13,500	9,310
International Lease Finance Corp., Series R, 5.40% 2012	10,000	6,987
International Lease Finance Corp., Series R, 5.625% 2013	20,000	13,368
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,360
International Lease Finance Corp., Series R, 6.625% 2013	25,500	17,198
International Lease Finance Corp., Series R, 5.65% 2014	16,135	10,551
SLM Corp., Series A, 4.50% 2010	38,000	32,991
SLM Corp., Series A, 5.40% 2011	13,700	10,369
SLM Corp., Series A, 5.125% 2012	10,000	7,489
SLM Corp., Series A, 5.375% 2013	3,000	2,201
SLM Corp., Series A, 3.835% 20141	6,900	4,662
ORIX Corp. 5.48% 2011	68,155	51,266
Goldman Sachs Group, Inc. 6.25% 2017	10,000	9,712
Goldman Sachs Group, Inc. 6.15% 2018	26,060	25,086
Goldman Sachs Group, Inc. 6.75% 2037	3,210	2,613
American Express Co. 6.15% 2017	19,715	19,038
American Express Co. 8.15% 2038	4,600	5,291
American Express Co. 6.80% 20661	14,176	7,347
Charles Schwab Corp., Series A, 6.375% 2017	15,490	14,358
Schwab Capital Trust I 7.50% 20371	28,820	14,437
Morgan Stanley Dean Witter & Co. 6.75% 2011	10,000	9,844
Morgan Stanley, Series F, 5.95% 2017	15,000	12,470
Morgan Stanley 10.09% 2017	BRL3,000	756
Lazard Group LLC 7.125% 2015	$29,385	18,682
Lazard Group LLC 6.85% 2017	1,775	1,132
Capmark Financial Group Inc. 3.038% 20101	835	426
Capmark Financial Group Inc. 5.875% 2012	35,070	11,965
Capmark Financial Group Inc. 6.30% 2017	13,162	3,624
Lehman Brothers Holdings Inc. 5.00% 20104	£235	29
Lehman Brothers Holdings Inc., Series I, 3.018% 20121,4	$3,300	314
Lehman Brothers Holdings Inc., Series G, 4.80% 20144	10,395	1,040
Lehman Brothers Holdings Inc., Series I, 6.20% 20144	42,650	4,265
Lehman Brothers Holdings Inc., Series H, 5.50% 20164	765	77
Lehman Brothers Holdings Inc., Series I, 6.875% 20184	81,508	8,151
iStar Financial, Inc. 5.375% 2010	7,000	3,221
iStar Financial, Inc. 6.00% 2010	3,805	1,599
iStar Financial, Inc., Series B, 5.125% 2011	4,320	1,513
iStar Financial, Inc. 6.50% 2013	10,120	3,038
iStar Financial, Inc. 8.625% 2013	5,000	1,551
iStar Financial, Inc., Series B, 5.70% 2014	1,300	403
iStar Financial, Inc. 6.05% 2015	4,152	1,226
ING Bank NV 5.50% 2012	€3,750	5,120
ING Groep NV 5.775% (undated)1	$15,500	6,646
Merrill Lynch & Co., Inc. 6.875% 2018	10,000	10,478
Northern Trust Corp. 5.50% 2013	5,450	5,602
Northern Trust Co. 5.85% 20175	3,750	3,840
E*TRADE Financial Corp. 8.00% 2011	11,450	5,267
E*TRADE Financial Corp. 7.375% 2013	1,150	420
E*TRADE Financial Corp. 7.875% 2015	9,720	3,548
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,557
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	1,562
		1,232,104

Insurance — 3.20%
Metropolitan Life Global Funding I, 5.125% 20132	18,310	17,076
MetLife, Inc. 5.50% 2014	5,224	4,825
MetLife, Inc. 5.00% 2015	2,000	1,876
MetLife Capital Trust IV 7.875% 20671,2	22,600	14,207
MetLife Capital Trust X 9.25% 20681,2	111,050	77,611
Liberty Mutual Group Inc. 6.50% 20352	37,810	21,728
Liberty Mutual Group Inc. 7.50% 20362	37,485	22,871
Liberty Mutual Group Inc., Series A, 7.80% 20872	25,033	11,250
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	93,940	51,734
American General Finance Corp., Series J, 2.429% 20111	30,000	11,522
American General Finance Corp., Series I, 5.85% 2013	27,500	10,453
American General Finance Corp., Series I, 5.40% 2015	20,000	7,480
American General Finance Corp., Series J, 6.50% 2017	1,750	722
American General Finance Corp., Series J, 6.90% 2017	61,625	26,703
American International Group, Inc., Series G, 5.85% 2018	4,100	2,752
American International Group, Inc. 5.00% 2023	£400	284
American International Group, Inc. 8.175% 20581,2	$26,155	10,187
American International Group, Inc., Series A-1, 6.25% 20871	4,190	1,569
Prudential Financial, Inc., Series D, 5.10% 2011	3,375	3,021
Prudential Holdings, LLC, Series C, 8.695% 20232,6	57,035	55,076
Prudential Financial, Inc. 8.875% 20681	20,000	12,938
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	4,855
Hartford Financial Services Group, Inc. 4.625% 2013	2,000	1,520
Hartford Financial Services Group, Inc. 6.30% 2018	38,250	29,051
Glen Meadow Pass-Through Trust 6.505% 20671,2	21,201	8,527
Hartford Financial Services Group, Inc. 8.125% 20681	31,250	16,474
Lincoln National Corp. 5.65% 2012	20,745	17,109
Lincoln National Corp. 7.00% 20661	90,738	38,152
Chubb Corp. 5.75% 2018	18,800	18,083
Chubb Corp. 6.50% 2038	19,850	19,010
Chubb Corp. 6.375% 20671	25,595	15,896
ACE INA Holdings Inc. 5.875% 2014	18,775	17,497
ACE INA Holdings Inc. 5.70% 2017	4,000	3,592
ACE INA Holdings Inc. 5.80% 2018	7,000	6,311
ACE Capital Trust II 9.70% 2030	12,423	9,552
ACE INA Holdings Inc. 6.70% 2036	5,980	5,255
Monumental Global Funding 5.50% 20132	18,760	17,715
Monumental Global Funding III 5.25% 20142	23,000	22,069
AEGON NV 6.125% 2031	£1,730	1,854
CNA Financial Corp. 5.85% 2014	$11,500	8,413
CNA Financial Corp. 6.50% 2016	24,625	17,462
CNA Financial Corp. 7.25% 2023	24,145	15,101
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	17,243
Allstate Corp., Series B, 6.125% 20671	32,665	18,998
Allstate Corp., Series A, 6.50% 20671	7,710	4,345
New York Life Global Funding 5.25% 20122	30,300	29,748
New York Life Global Funding 4.65% 20132	9,170	8,870
ZFS Finance (USA) Trust II 6.45% 20651,2	29,500	13,794
ZFS Finance (USA) Trust V 6.50% 20671,2	60,175	24,702
Catlin Insurance Ltd. 7.249% (undated)1,2	88,800	35,357
Nationwide Financial Services, Inc. 6.75% 20671	69,985	31,430
Nationwide Mutual Insurance 5.81% 20241,2,3	19,085	9,459
Nationwide Mutual Insurance Co. 8.25% 20312	15,675	9,923
Nationwide Mutual Insurance Co. 7.875% 20332	5,480	3,238
Nationwide Mutual Insurance Co. 6.60% 20342	2,000	1,002
Principal Life Insurance Co. 5.30% 2013	23,000	21,565
John Hancock Global Funding II, Series 2004-A, 3.50% 20092	18,000	17,979
Principal Life Global Funding I 4.40% 20102	16,600	16,295
AXA SA 6.463% (undated)1,2	35,000	15,310
Assurant, Inc. 5.625% 2014	19,420	14,774
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,012
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20112	10,000	10,508
MassMutual Global Funding II, Series 2002-1, 3.50% 20102	10,000	9,759
Jackson National Life Global 5.375% 20132	10,000	9,046
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	7,120
Genworth Financial, Inc. 6.15% 20661	15,135	1,435
Loews Corp. 6.00% 2035	8,000	6,255
Berkshire Hathaway Finance Corp. 5.00% 2013	5,125	5,219
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	4,035
Twin Reefs Asset Trust (XLFA), Series B, 2.825% 20791,2,4	5,500	62
TIAA Global Markets 4.95% 20132	3,275	3,249
UnumProvident Corp. 5.859% 2009	1,000	954
UnumProvident Finance Co. PLC 6.85% 20152	1,425	1,167
Ambac Financial Group, Inc. 6.15% 20871	17,800	1,781
Assured Guaranty US Holdings Inc., Series A, 6.40% 20661	7,425	1,113
		1,029,130

Real estate — 1.64%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20102	44,950	36,398
Westfield Group 5.40% 20122	50,000	38,376
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	41,600	29,028
Westfield Group 5.70% 20162	21,195	14,177
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	3,881
Westfield Group 7.125% 20182	$58,000	41,207
Simon Property Group, LP 5.60% 2011	8,810	7,368
Simon Property Group, LP 5.00% 2012	16,000	12,650
Simon Property Group, LP 5.75% 2012	4,000	3,200
Simon Property Group, LP 5.75% 2015	8,250	5,396
Simon Property Group, LP 5.25% 2016	3,610	2,310
Simon Property Group, LP 6.10% 2016	4,750	3,039
Simon Property Group, LP 5.875% 2017	19,250	12,874
Simon Property Group, LP 6.125% 2018	36,075	24,415
Kimco Realty Corp., Series C, 4.82% 2011	7,500	6,420
Kimco Realty Corp. 6.00% 2012	17,500	13,549
Kimco Realty Corp., Series C, 4.82% 2014	12,000	8,551
Kimco Realty Corp., Series C, 4.904% 2015	3,000	1,851
Kimco Realty Corp., Series C, 5.783% 2016	19,500	12,389
Kimco Realty Corp. 5.70% 2017	33,450	21,063
PLD International Finance LLC 4.375% 2011	€5,400	3,606
ProLogis 5.625% 2015	$13,035	6,495
ProLogis 5.75% 2016	27,245	13,604
ProLogis 6.625% 2018	74,080	35,482
Hospitality Properties Trust 6.85% 2012	6,000	3,890
Hospitality Properties Trust 6.75% 2013	17,845	11,054
Hospitality Properties Trust 5.125% 2015	12,970	6,561
Hospitality Properties Trust 6.30% 2016	24,600	11,348
Hospitality Properties Trust 5.625% 2017	7,535	3,479
Hospitality Properties Trust 6.70% 2018	33,515	15,610
ERP Operating LP 4.75% 2009	2,225	2,186
ERP Operating LP 6.625% 2012	5,000	4,111
ERP Operating LP 5.25% 2014	2,000	1,338
ERP Operating LP 6.584% 2015	13,040	8,724
ERP Operating LP 5.75% 2017	7,865	5,437
ERP Operating LP 7.125% 2017	12,375	8,995
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,061
Developers Diversified Realty Corp. 5.375% 2012	5,782	2,427
Developers Diversified Realty Corp. 5.50% 2015	19,500	8,200
Brandywine Operating Partnership, LP 5.75% 2012	27,110	20,339
Brandywine Operating Partnership, LP 5.40% 2014	3,000	1,860
Rouse Co. 3.625% 2009	5,200	2,184
Rouse Co. 7.20% 2012	17,475	6,029
Rouse Co. 5.375% 2013	7,250	2,320
Rouse Co. 6.75% 20132	3,750	1,369
Post Apartment Homes, LP 7.70% 2010	1,400	1,240
Post Apartment Homes, LP 5.125% 2011	7,720	6,144
Realogy Corp., Letter of Credit, 5.05% 20131,6,7	243	153
Realogy Corp., Term Loan B, 5.706% 20131,6,7	866	548
Realogy Corp. 10.50% 2014	17,985	3,192
Realogy Corp. 11.75% 20148	2,620	315
Realogy Corp. 12.375% 2015	2,700	378
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	4,109
Host Marriott, LP, Series M, 7.00% 2012	4,380	3,734
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	233
Federal Realty Investment Trust 4.50% 2011	3,500	2,944
Plum Creek Timberlands, LP 5.875% 2015	1,500	1,227
Agile Property Holdings Ltd. 9.00% 2013	780	430
		528,498

Automobiles & components — 0.24%
Ford Motor Credit Co. 3.225% 20091,2	1,000	955
Ford Motor Credit Co. 7.375% 2009	1,725	1,515
Ford Motor Credit Co. 7.875% 2010	10,000	8,004
Ford Motor Credit Co. 8.625% 2010	425	322
Ford Motor Credit Co. 9.75% 20101	5,000	4,001
Ford Motor Credit Co. 7.246% 20111	20,275	13,407
Ford Motor Credit Co. 7.25% 2011	24,000	17,542
Ford Motor Credit Co. 7.375% 2011	2,200	1,674
Ford Motor Credit Co. 7.569% 20121	8,825	5,747
Ford Motor Credit Co. 7.80% 2012	400	281
Ford Motor Credit Co. 8.00% 2016	2,000	1,305
American Honda Finance Corp. 5.125% 20102	21,850	21,558
		76,311

CONSUMER DISCRETIONARY — 4.48%
Media — 2.80%
Time Warner Inc. 2.405% 20091	23,500	22,624
Time Warner Inc. 5.50% 2011	1,000	940
AOL Time Warner Inc. 6.75% 2011	3,000	2,931
AOL Time Warner Inc. 6.875% 2012	22,500	21,631
Time Warner Inc. 5.875% 2016	36,140	32,448
Time Warner Companies, Inc. 7.25% 2017	1,600	1,471
Time Warner Companies, Inc. 7.57% 2024	12,340	11,919
AOL Time Warner Inc. 7.625% 2031	31,935	31,469
Time Warner Inc. 6.50% 2036	85,485	77,735
Comcast Cable Communications, Inc. 6.75% 2011	9,000	9,039
Tele-Communications, Inc. 9.80% 2012	17,500	18,461
Comcast Cable Communications, Inc. 7.125% 2013	14,625	14,381
Tele-Communications, Inc. 7.875% 2013	7,500	7,719
Comcast Corp. 5.85% 2015	29,025	27,493
Comcast Corp. 6.50% 2015	5,000	4,921
Comcast Corp. 6.30% 2017	36,090	35,192
Comcast Corp. 5.70% 2018	54,085	50,811
Comcast Corp. 5.65% 2035	4,745	4,232
Comcast Corp. 6.45% 2037	7,250	7,238
Comcast Corp. 6.95% 2037	15,520	16,396
Time Warner Cable Inc. 5.40% 2012	8,000	7,476
Time Warner Cable Inc. 6.20% 2013	4,500	4,261
Time Warner Cable Inc. 8.25% 2014	40,000	40,620
Time Warner Cable Inc. 6.75% 2018	62,040	59,835
Time Warner Cable Inc. 8.75% 2019	3,950	4,302
Thomson Reuters Corp. 6.50% 2018	74,120	67,516
News America Holdings Inc. 8.00% 2016	1,000	1,053
News America Inc. 7.25% 2018	2,250	2,192
News America Holdings Inc. 8.25% 2018	15,290	15,695
News America Inc. 6.65% 2037	37,900	37,631
Cox Communications, Inc. 7.875% 2009	1,000	983
Cox Communications, Inc. 4.625% 2010	900	871
Cox Communications, Inc. 7.125% 2012	7,000	6,704
Cox Communications, Inc. 5.45% 2014	12,750	11,164
Cox Communications, Inc. 9.375% 20192	30,500	31,964
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	10,000	4,650
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20122	10,150	8,374
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	8,461
Charter Communications Operating, LLC, Term Loan B, 5.47% 20141,6,7	12,078	8,942
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20142	1,575	1,213
Charter Communications Operating, LLC, Term Loan B, 8.50% 20141,6,7	1,985	1,576
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20142	15,375	12,377
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	11,734	2,112
Viacom Inc. 5.75% 2011	2,500	2,272
Viacom Inc. 6.25% 2016	20,000	16,601
Univision Communications, Inc., Second Lien Term Loan B, 2.961% 20091,6,7	4,571	3,222
Univision Communications Inc. 7.85% 2011	6,725	3,564
Univision Communications, Inc., First Lien Term Loan B, 2.711% 20141,6,7	8,955	3,751
Univision Communications Inc. 9.75% 20152,8	35,620	4,631
McGraw-Hill Companies, Inc. 5.90% 2017	13,200	11,132
CanWest Media Inc., Series B, 8.00% 2012	20,936	9,317
CanWest MediaWorks Inc. 9.25% 20152	3,325	1,280
Quebecor Media Inc. 7.75% 2016	8,950	6,086
Quebecor Media Inc. 7.75% 2016	5,670	3,856
Cinemark USA, Inc., Term Loan B, 2.95% 20131,6,7	3,348	2,451
Cinemark, Inc. 0%/9.75% 20149	8,750	7,120
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	2,415
AMC Entertainment Inc. 8.00% 2014	8,125	5,038
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	1,759
NTL Cable PLC 8.75% 2014	9,725	7,342
NTL Cable PLC 8.75% 2014	€1,000	1,003
TL Acquisitions, Inc., Term Loan B, 2.96% 20141,6,7	$5,614	3,689
Thomson Learning 0%/13.25% 20152,9	1,840	543
Thomson Learning 10.50% 20152	9,450	3,922
Kabel Deutschland GmbH 10.625% 2014	7,150	6,399
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	2,992
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,253
American Media Operations, Inc., Series B, 10.25% 20094	20,459	4,169
American Media Operations, Inc., Series B, 10.25% 20092,4	716	146
American Media Operations, Inc. 8.875% 2011	7,060	1,456
American Media Operations, Inc. 8.875% 20112	257	53
iesy Repository GmbH 10.375% 20152	7,375	5,817
Regal Cinemas Corp., Series B, 9.375% 20123	6,125	5,681
LBI Media, Inc. 8.50% 20172,3	11,390	3,986
Local T.V. Finance LLC 9.25% 20152,8	16,065	3,615
Warner Music Group 7.375% 2014	5,050	2,980
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	2,967
Fox Acquisition LLC 13.375% 20162	6,165	2,651
Radio One, Inc. 6.375% 2013	7,380	2,528
Walt Disney Co. 5.625% 2016	2,000	2,078
Liberty Media Corp. 8.25% 2030	3,550	2,054
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,970	1,949
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	1,830
Dex Media, Inc., Series B, 8.00% 2013	525	100
Vidéotron Ltée 6.875% 2014	1,000	890
Vidéotron Ltée 6.375% 2015	1,000	790
WDAC Intermediate Corp. 8.375% 20142	2,425	703
WDAC Intermediate Corp. 8.50% 2014	€500	195
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.33% 20121,6,7	$414	296
Young Broadcasting Inc. 10.00% 2011	13,317	200
		899,795

Retailing — 0.77%
Federated Retail Holdings, Inc. 5.35% 2012	10,365	7,704
Macy’s Retail Holdings, Inc. 7.875% 2015	52,175	37,623
Federated Retail Holdings, Inc. 5.90% 2016	102,390	62,248
Federated Retail Holdings, Inc. 6.375% 2037	7,700	4,345
Target Corp. 6.00% 2018	10,000	9,699
Target Corp. 6.50% 2037	47,390	40,813
Target Corp. 7.00% 2038	3,385	3,146
J.C. Penney Co., Inc. 8.00% 2010	5,185	5,035
J.C. Penney Co., Inc. 9.00% 2012	995	884
J.C. Penney Corp., Inc. 5.75% 2018	10,000	6,649
Michaels Stores, Inc., Term Loan B, 2.75% 20131,6,7	8,300	4,510
Michaels Stores, Inc. 10.00% 2014	15,725	7,234
Michaels Stores, Inc. 0%/13.00% 20169	3,875	717
Toys "R" Us, Inc. 7.625% 2011	17,180	8,504
Toys "R" Us-Delaware, Inc., Term Loan B, 4.831% 20121,6,7	7,970	3,866
Dollar General Corp., Term Loan B2, 3.211% 20141,6,7	1,000	741
Dollar General Corp. 10.625% 2015	5,650	5,424
Dollar General Corp. 11.875% 20171,8	6,875	5,912
Lowe’s Companies, Inc. 8.25% 2010	8,450	8,781
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	7,200	6,228
Kohl’s Corp. 7.375% 2011	875	859
Kohl’s Corp. 7.25% 2029	2,730	2,048
Kohl’s Corp. 6.00% 2033	315	203
Kohl’s Corp. 6.875% 2037	3,245	2,313
Marks and Spencer Group PLC 6.25% 20172	6,000	4,630
Edcon (Proprietary) Ltd. 6.579% 20141	€6,500	3,668
Neiman Marcus Group, Inc. 9.00% 20158	$5,120	2,278
Bon-Ton Department Stores, Inc. 10.25% 2014	12,350	1,544
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,700	823
		248,429

Consumer services — 0.47%
Marriott International, Inc., Series J, 5.625% 2013	13,250	10,079
Marriott International, Inc., Series I, 6.375% 2017	15,750	10,999
MGM MIRAGE 6.00% 2009	1,975	1,896
MGM MIRAGE 8.50% 2010	6,850	5,788
MGM MIRAGE 6.75% 2012	1,050	740
MGM MIRAGE 6.75% 2013	3,350	2,261
MGM MIRAGE 13.00% 20132	2,800	2,681
MGM MIRAGE 5.875% 2014	6,575	4,241
MGM MIRAGE 6.625% 2015	3,600	2,214
Seminole Tribe of Florida 5.798% 20132,6	9,865	9,037
Seminole Tribe of Florida 7.804% 20202,6	9,370	8,900
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	13,618
Mohegan Tribal Gaming Authority 8.00% 2012	750	461
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	2,678
President & Fellows of Harvard University 6.00% 20192	15,000	16,279
Boyd Gaming Corp. 7.75% 2012	2,550	2,308
Boyd Gaming Corp. 6.75% 2014	8,925	5,667
Boyd Gaming Corp. 7.125% 2016	3,500	2,083
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	12,415	9,435
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	7,756
Wyndham Worldwide Corp. 6.00% 2016	16,421	6,627
Harrah’s Operating Co., Inc. 5.625% 2015	16,373	2,865
Harrah’s Operating Co., Inc. 6.50% 2016	8,303	1,328
Harrah’s Operating Co., Inc. 10.00% 20182	4,988	1,846
ERAC USA Finance Co. 7.00% 20372	10,000	5,519
Pinnacle Entertainment, Inc. 7.50% 2015	7,025	4,110
Education Management LLC and Education Management Finance Corp. 8.75% 2014	3,475	2,658
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,440	1,051
Seneca Gaming Corp. 7.25% 2012	2,500	2,025
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	810
Gaylord Entertainment Co. 8.00% 2013	2,100	1,460
Gaylord Entertainment Co. 6.75% 2014	650	406
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	1,802
		151,628

Automobiles & components — 0.31%
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	4,852
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,825	3,232
DaimlerChrysler North America Holding Corp. 5.875% 2011	8,000	6,979
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,000	12,674
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	12,969
Ford Capital BV 9.50% 2010	6,266	2,757
Ford Motor Co., Term Loan B, 5.00% 20131,6,7	49,699	20,390
FCE Bank PLC 7.125% 2013	€4,000	2,871
Ford Motor Co. 6.50% 2018	$4,988	1,222
Ford Motor Co. 8.875% 2022	1,495	366
Ford Motor Co. 7.45% 2031	500	143
Allison Transmission Holdings, Inc., Term Loan B, 4.64% 20141,6,7	5,843	3,348
Allison Transmission Holdings, Inc. 11.00% 20152	750	371
Allison Transmission Holdings, Inc. 11.25% 20151,2,8	17,825	7,130
General Motors Corp. 7.20% 2011	11,540	2,452
General Motors Corp. 7.125% 2013	3,595	674
General Motors Corp. 7.25% 2013	€700	200
General Motors Corp. 8.80% 2021	$26,530	4,510
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	1,608
Tenneco Automotive Inc. 8.625% 2014	7,410	2,853
Tenneco Inc. 8.125% 2015	3,250	1,511
Visteon Corp. 8.25% 2010	2,912	917
Visteon Corp. 12.25% 20162	7,517	1,842
Goodyear Tire & Rubber Co. 6.318% 20091	1,150	1,052
TRW Automotive Inc. 7.00% 20142	1,500	802
Cooper-Standard Automotive Inc. 7.00% 2012	425	130
Cooper-Standard Automotive Inc. 8.375% 2014	2,200	396
Delphi Automotive Systems Corp. 6.50% 20094	6,000	120
Delphi Corp. 6.50% 20134	7,020	105
Delphi Automotive Systems Corp. 6.55% 20064	500	10
Delphi Automotive Systems Corp. 7.125% 20294	1,350	27
		98,513

Consumer durables & apparel — 0.13%
Standard Pacific Corp. 5.125% 2009	1,000	960
Standard Pacific Corp. 6.875% 2011	605	451
Standard Pacific Corp. 7.75% 2013	6,890	3,858
Standard Pacific Corp. 6.25% 2014	775	418
Standard Pacific Corp. 7.00% 2015	4,340	2,278
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	2,083
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,125	478
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,290	630
K. Hovnanian Enterprises, Inc. 6.50% 2014	6,875	1,891
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,775	735
K. Hovnanian Enterprises, Inc. 6.25% 2016	915	247
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,330	594
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,070	1,293
Hanesbrands Inc., Series B, 5.698% 20141	10,105	7,175
Meritage Corp. 7.00% 2014	1,850	1,064
Meritage Homes Corp. 6.25% 2015	6,500	3,477
Meritage Corp. 7.731% 20172,3	4,500	1,793
Beazer Homes USA, Inc. 8.625% 2011	4,625	2,474
Beazer Homes USA, Inc. 8.125% 2016	5,940	1,812
Sealy Mattress Co. 8.25% 2014	5,825	3,466
KB Home 5.875% 2015	1,320	799
KB Home 6.25% 2015	3,170	1,949
Toll Brothers, Inc. 4.95% 2014	1,640	1,236
		41,161

UTILITIES — 3.53%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	56,600	54,914
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	4,880	4,376
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,113
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	62,500	73,268
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	7,300	7,214
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	14,975
MidAmerican Energy Co. 5.125% 2013	7,500	7,420
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,944
MidAmerican Energy Co. 4.65% 2014	5,000	4,763
MidAmerican Energy Co. 5.95% 2017	3,000	3,096
MidAmerican Energy Co. 5.30% 2018	10,000	9,874
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	3,877
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	46,611
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	12,826
E.ON International Finance BV 5.80% 20182	74,575	69,848
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 20122	3,060	2,781
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20162	56,985	46,695
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20172	12,000	9,896
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20362	14,500	10,386
Edison Mission Energy 7.50% 2013	625	575
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,053
Edison Mission Energy 7.75% 2016	7,125	6,377
Midwest Generation, LLC, Series B, 8.56% 20166	17,347	16,567
Edison Mission Energy 7.00% 2017	7,175	6,278
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,047
Edison Mission Energy 7.20% 2019	15,450	12,746
Homer City Funding LLC 8.734% 20266	13,668	12,642
Edison Mission Energy 7.625% 2027	1,900	1,482
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,700
Ohio Edison Co. 6.40% 2016	13,750	12,362
Jersey Central Power & Light Co. 5.65% 2017	3,000	2,759
Cleveland Electric Illuminating Co. 5.70% 2017	8,640	7,016
Pennsylvania Electric Co. 6.05% 2017	5,165	4,641
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	26,789
Ohio Edison Co. 6.875% 2036	2,315	2,107
Israel Electric Corp. Ltd. 7.95% 20112	10,000	10,515
Israel Electric Corp. Ltd. 7.25% 20192	39,800	37,184
Israel Electric Corp. Ltd. 8.10% 20962	6,250	5,495
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,406
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	5,000	4,692
Consumers Energy Co. 5.65% 2018	18,325	17,629
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	27,575	27,366
PSEG Power LLC 3.75% 2009	6,825	6,808
PSEG Power LLC 7.75% 2011	16,410	16,400
Public Service Electric and Gas Co., Series E, 5.30% 2018	12,690	12,348
PSEG Power LLC 8.625% 2031	7,350	7,505
Veolia Environnement 5.25% 2013	18,235	16,927
Veolia Environnement 6.00% 2018	4,945	4,391
Veolia Environnement 6.125% 2033	€13,640	16,700
NGG Finance PLC 6.125% 2011	3,480	4,876
National Grid PLC 6.30% 2016	$37,605	32,815
National Grid Co. PLC 5.875% 2024	£170	227
Energy East Corp. 6.75% 2012	$7,155	7,176
Scottish Power PLC 5.375% 2015	31,415	28,261
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	8,768
Exelon Generation Co., LLC 6.95% 2011	13,665	13,272
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,799
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	4,657
Ohio Power Co., Series J, 5.30% 2010	8,000	7,939
Ohio Power Co., Series H, 4.85% 2014	5,965	5,666
Ohio Power Co., Series K, 6.00% 2016	15,000	14,373
Oncor Electric Delivery Co. 6.80% 20182	25,000	24,016
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	673
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,110
Sierra Pacific Resources 8.625% 2014	900	816
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,454
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	5,975	5,735
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	9,766
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.368% 20141,6,7	4,529	3,152
Texas Competitive Electric Holdings Co. LLC 10.50% 20152	12,215	8,734
Texas Competitive Electric Holdings Co. LLC, Series B, 10.50% 20152	10,925	7,811
Texas Competitive Electric Holdings Co. LLC 11.25% 20162,8	5,250	2,651
Cilcorp Inc. 8.70% 2009	1,000	925
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,548
Union Electric Co. 4.65% 2013	3,000	2,740
Union Electric Co. 5.40% 2016	5,750	4,989
Cilcorp Inc. 9.375% 2029	12,265	10,977
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,052
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,274
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,328
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	13,475
Public Service Co. of Colorado 5.80% 2018	6,300	6,546
Intergen Power 9.00% 20172	23,450	19,346
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,776
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,083
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,215
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,021
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,096
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,272
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,531
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,290
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,253
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,977
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,605
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,814
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,262
AES Corp. 9.50% 2009	927	925
AES Corp. 9.375% 2010	129	123
AES Corp. 8.75% 20132	624	602
AES Corp. 7.75% 2015	10,500	8,872
AES Corp. 8.00% 20202	1,925	1,502
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20286	11,250	10,227
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,495
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,222
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,170
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	567
Florida Power & Light Co. 4.85% 2013	$5,000	4,969
FPL Energy National Wind, LLC 5.608% 20242,6	4,041	3,212
SP PowerAssets Ltd. 5.00% 20132	8,000	8,024
Alabama Power Co., Series R, 4.70% 2010	2,250	2,265
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,551
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,167
NRG Energy, Inc. 7.25% 2014	4,200	3,938
NRG Energy, Inc. 7.375% 2016	3,700	3,450
ENEL SpA 5.625% 2027	€5,760	6,883
Kern River Funding Corp. 4.893% 20182,6	$8,008	6,302
Korea East-West Power Co., Ltd. 4.875% 20112	5,000	4,782
Enersis SA 7.375% 2014	3,000	3,131
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,6	2,905	2,787
Connecticut Light & Power Co., First and Refunding Mortgage Bonds, Series 2008A, 5.65% 2018	2,500	2,568
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	442
Kelda Group PLC 6.625% 2031	165	234
		1,135,936

TELECOMMUNICATION SERVICES — 3.52%
AT&T Corp. 7.30% 20111	4,734	4,922
AT&T Wireless Services, Inc. 7.875% 2011	15,355	15,904
SBC Communications Inc. 5.875% 2012	20,337	20,767
AT&T Wireless Services, Inc. 8.125% 2012	12,630	13,554
AT&T Inc. 4.95% 2013	17,000	17,109
AT&T Inc. 6.70% 2013	15,520	16,458
SBC Communications Inc. 5.10% 2014	10,245	10,083
SBC Communications Inc. 5.625% 2016	45,200	45,471
AT&T Inc. 5.50% 2018	9,945	10,068
AT&T Inc. 5.60% 2018	21,540	21,971
SBC Communications Inc. 6.45% 2034	11,175	11,733
AT&T Inc. 6.30% 2038	31,500	33,413
AT&T Inc. 6.40% 2038	13,950	14,994
Verizon Global Funding Corp. 7.375% 2012	11,835	12,391
Verizon Communications Inc. 5.25% 2013	14,500	14,569
Verizon Communications Inc. 5.50% 2017	21,495	20,836
Verizon Communications Inc. 5.50% 2018	15,540	14,973
Verizon Communications Inc. 6.10% 2018	36,180	36,113
Verizon Communications Inc. 8.50% 20182	16,400	19,249
Verizon Communications Inc. 8.75% 2018	36,000	42,308
Verizon Global Funding Corp. 7.75% 2030	9,501	10,565
Telecom Italia Capital SA 4.00% 2010	1,140	1,049
Telecom Italia Capital SA 4.875% 2010	1,260	1,141
Olivetti Finance NV 7.25% 2012	€8,830	12,007
Telecom Italia Capital SA, Series B, 5.25% 2013	$10,100	7,709
Telecom Italia Capital SA 5.25% 2015	69,000	52,596
Telecom Italia Capital SA 6.999% 2018	21,400	17,389
Telecom Italia SpA 7.75% 2033	€8,270	10,030
Telecom Italia Capital SA 7.20% 2036	$5,290	4,084
Telecom Italia Capital SA 7.721% 2038	64,000	52,693
Sprint Capital Corp. 6.375% 2009	21,230	21,099
Sprint Nextel Corp. 1.866% 20101	7,115	5,963
Nextel Communications, Inc., Series E, 6.875% 2013	93,707	39,846
Nextel Communications, Inc., Series F, 5.95% 2014	56,559	23,776
Nextel Communications, Inc., Series D, 7.375% 2015	49,375	20,747
Sprint Nextel Corp. 6.00% 2016	14,500	10,237
Sprint Capital Corp. 6.90% 2019	14,678	10,439
Sprint Capital Corp. 8.75% 2032	37,840	25,590
British Telecommunications PLC 5.15% 2013	50,035	47,706
British Telecommunications PLC 5.95% 2018	27,617	24,066
Vodafone Group PLC 7.75% 2010	20,000	20,446
Vodafone Group PLC 5.625% 2017	16,080	15,176
Vodafone Group PLC 6.15% 2037	6,000	5,950
France Télécom 7.75% 20111	32,000	33,690
France Télécom 7.25% 2013	€4,800	7,165
ALLTEL Corp. 7.00% 2012	$18,299	18,299
ALLTEL Corp., Term Loan B3, 3.939% 20151,6,7	10,087	10,008
ALLTEL Corp., Term Loan B2, 4.371% 20151,6,7	3,566	3,521
American Tower Corp. 7.125% 2012	14,850	14,702
American Tower Corp. 7.00% 20172,3	16,550	15,888
Centennial Communications Corp. 9.633% 20131	9,500	9,263
Centennial Communications Corp. 10.00% 2013	2,750	2,860
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	914
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 20141	9,300	9,486
Qwest Capital Funding, Inc. 7.90% 2010	950	869
Qwest Capital Funding, Inc. 7.25% 2011	15,650	13,224
Qwest Communications International Inc. 7.25% 2011	6,000	5,250
Qwest Capital Funding, Inc. 7.625% 2021	500	335
U S WEST Capital Funding, Inc. 6.875% 2028	1,940	1,174
Windstream Corp. 8.125% 2013	16,650	15,401
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,382
Windstream Corp. 8.625% 2016	3,300	2,937
Embarq Corp. 6.738% 2013	20,000	16,915
Embarq Corp. 7.995% 2036	5,000	3,382
PCCW-HKT Capital Ltd. 8.00% 20111,2	15,000	14,673
PCCW-HKT Capital No. 3 Ltd. 5.25% 20152	6,800	5,023
Koninklijke KPN NV 8.00% 2010	6,550	6,613
Koninklijke KPN NV 4.75% 2017	€3,500	4,356
Koninklijke KPN NV 8.375% 2030	$5,200	5,889
MetroPCS Wireless, Inc. 9.25% 2014	11,950	10,755
Cricket Communications, Inc. 9.375% 2014	11,335	10,258
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,654
Singapore Telecommunications Ltd. 6.375% 20112	2,050	2,155
Singapore Telecommunications Ltd. 7.375% 20312	3,800	4,303
Rogers Wireless Inc. 7.25% 2012	713	697
Rogers Wireless Inc. 7.50% 2015	6,300	6,245
Cincinnati Bell Inc. 7.25% 2013	6,800	6,018
SK Telecom Co., Ltd. 4.25% 20112	6,000	5,643
NTELOS Inc., Term Loan B, 2.72% 20111,6,7	4,813	4,075
Deutsche Telekom International Finance BV 5.875% 2013	4,000	3,960
Digicel Group Ltd. 8.875% 20152	5,400	3,537
Digicel Group Ltd. 8.875% 2015	200	131
Millicom International Cellular SA 10.00% 2013	2,430	2,199
Intelsat, Ltd. 6.50% 2013	3,500	1,977
Orascom Telecom 7.875% 20142	3,275	1,752
Hawaiian Telcom Communications, Inc. 8.765% 20131,4	3,605	207
Hawaiian Telcom Communications, Inc. 9.75% 20134	7,715	617
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,6,7	2,114	826
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20154	3,050	31
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,360
Nordic Telephone Co. Holding ApS 8.875% 20162	$1,000	705
Citizens Communications Co. 7.875% 2027	1,125	658
Level 3 Financing, Inc. 9.25% 2014	1,000	585
Trilogy International Partners LLC, Term Loan B, 4.959% 20121,6,7	275	111
		1,133,868

INDUSTRIALS — 3.52%
Transportation — 2.00%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20116	14,050	10,889
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 20116	10,000	9,600
Continental Airlines, Inc. 8.75% 2011	6,300	3,733
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20126	12,500	11,250
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 2.567% 20151,6	1,100	664
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20166	29,170	20,127
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20176	162	122
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20186	2,030	1,421
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20186	1,871	1,273
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	18,052	13,178
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	37,632	30,106
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20196	3,437	2,131
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	22,064	17,651
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20206	13,077	9,710
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20206	8,665	4,852
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20216	281	216
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20216	9,006	7,003
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	14,115	10,586
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	10,130	5,363
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	13,656	10,652
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20226	13,692	10,953
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20226	1,447	854
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20126	400	336
Northwest Airlines, Inc., Term Loan B, 4.96% 20131,3,6,7	2,991	2,409
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 20136	2,618	2,265
Delta Air Lines, Inc., Second Lien Term Loan B, 5.149% 20141,6,7	4,925	2,458
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	53,658	38,848
Delta Air Lines, Inc., Series 1992-A2, 9.20% 20144,6	4,760	4,213
Northwest Airlines, Inc., Term Loan A, 3.21% 20181,6,7	68,137	50,421
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20246	40,693	25,637
CSX Corp. 5.75% 2013	8,335	7,839
CSX Corp. 6.25% 2015	15,000	14,743
CSX Corp. 6.25% 2018	10,000	9,213
CSX Corp. 6.15% 2037	26,585	21,336
CSX Corp. 7.45% 2038	35,550	33,903
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 20106	1,943	1,906
AMR Corp., Series B, 10.45% 2011	150	73
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20126	3,750	2,662
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20126	12,367	10,991
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20126	18,165	12,579
AMR Corp. 9.00% 2012	5,800	2,994
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	38,010	30,646
American Airlines, Inc., Series 1991-C2, 9.73% 20146	6,410	3,173
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20196	8,721	3,576
Union Pacific Corp. 5.75% 2017	20,750	19,709
Union Pacific Corp. 5.70% 2018	4,000	3,858
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20226	7,015	7,129
Union Pacific Corp. 6.15% 2037	13,930	12,953
Norfolk Southern Corp. 5.75% 2018	21,050	20,519
Norfolk Southern Corp. 7.05% 2037	12,690	13,312
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 20106	2,925	2,731
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20114,6	7,335	8,086
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20126	304	279
United Air Lines, Inc., Term Loan B, 2.50% 20141,6,7	6,699	3,155
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 20146	493	446
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 20156	1,516	1,417
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,6	909	493
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20246	27,759	16,430
Canadian National Railway Co. 5.55% 2018	16,500	16,505
Canadian National Railway Co. 6.375% 2037	8,000	8,806
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 20096	184	185
Burlington Northern Santa Fe Corp. 6.15% 2037	14,090	13,019
BNSF Funding Trust I 6.613% 20551	15,000	9,470
Kansas City Southern Railway Co. 7.50% 2009	2,500	2,519
TFM, SA de CV 9.375% 2012	3,800	3,496
Kansas City Southern Railway Co. 8.00% 2015	2,000	1,590
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 20232,6	4,514	4,526
Navios Maritime Holdings Inc. 9.50% 2014	8,030	4,514
AIR 2 US, Series A, 8.027% 20202,6	4,710	3,532
CEVA Group PLC 10.00% 20142	500	373
		643,607

Capital goods — 1.33%
Hutchison Whampoa International Ltd. 7.00% 20112	24,300	25,106
Hutchison Whampoa International Ltd. 6.50% 20132	59,200	58,161
BAE Systems Holding Inc. 4.75% 20102,6	10,350	10,293
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,3,6	33,838	29,478
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,6	32,418	31,018
General Electric Capital Corp. 6.25% 2017	£400	555
General Electric Capital Corp., Series A, 2.776% 20181	$9,000	5,468
General Electric Capital Corp., Series A, 3.239% 20261	77,000	40,704
General Electric Capital Corp. 5.625% 2031	£85	97
General Electric Capital Corp., Series A, 2.629% 20361	$12,000	7,717
Koninklijke Philips Electronics NV 5.75% 2018	20,000	18,459
Koninklijke Philips Electronics NV 6.875% 2038	32,150	30,609
Caterpillar Inc. 4.50% 2009	1,190	1,187
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,360
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	486
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	199
Caterpillar Financial Services Corp., Series F, 4.90% 2013	10,500	9,851
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	3,860
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	1,961
Caterpillar Inc. 7.90% 2018	1,900	2,191
Caterpillar Inc. 6.05% 2036	2,000	1,954
DynCorp International and DIV Capital Corp. 9.50% 20132	9,295	8,191
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	6,198	5,400
John Deere Capital Corp. 5.40% 2011	3,500	3,503
John Deere Capital Corp., Series D, 4.50% 2013	3,000	2,874
John Deere Capital Corp. 5.10% 2013	1,100	1,083
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,488
John Deere Capital Corp., Series D, 5.75% 2018	2,000	1,950
US Investigations Services, Inc., Term Loan B, 4.275% 20151,6,7	5,435	3,954
US Investigations Services, Inc. 10.50% 20152	7,005	5,149
US Investigations Services, Inc. 11.75% 20162	5,445	3,458
Lockheed Martin Corp. 4.121% 2013	6,000	5,854
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,528
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,322
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,674
Raytheon Co. 6.40% 2018	9,500	10,303
Ashtead Group PLC 8.625% 20152	4,675	2,478
Ashtead Capital, Inc. 9.00% 20162	14,125	7,345
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.80% 20141,6,7	2,460	1,292
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 7.17% 20141,6,7	2,425	1,273
DAE Aviation Holdings, Inc. 11.25% 20152	17,285	7,173
Embraer Overseas Ltd 6.375% 2017	10,825	7,794
NTK Holdings Inc. 0%/10.75% 20146,9	15,118	3,326
THL Buildco, Inc. 8.50% 2014	11,450	2,691
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.461% 20141,6,7	1,055	554
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 3.459% 20141,6,7	62	33
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	550
Hawker Beechcraft Acquisition Co., LLC 8.875% 20158	11,125	3,838
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	157
DRS Technologies, Inc. 6.875% 2013	2,135	2,126
DRS Technologies, Inc. 6.625% 2016	475	477
DRS Technologies, Inc. 7.625% 2018	2,500	2,513
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	4,969
Atlas Copco AB 5.60% 20172	4,525	4,258
B/E Aerospace 8.50% 2018	4,370	3,944
Atrium Companies, Inc., Term Loan B, 12.50% 20121,6,7,8	4,709	2,943
Atrium Companies, Inc. 15.00% 20122,8	3,666	495
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	1,969
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	501
Tyco International Group SA 6.125% 2009	500	499
Tyco International Ltd. 7.00% 2019	600	494
Tyco International Ltd. 6.875% 2021	1,000	775
Alion Science and Technology Corp. 10.25% 2015	3,690	1,684
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 20131,6,7	2,838	1,524
TransDigm Inc. 7.75% 2014	1,325	1,093
Esco Corp. 5.871% 20131,2	325	210
Esco Corp. 8.625% 20132	1,100	775
H&E Equipment Services, Inc. 8.375% 2016	1,750	936
Esterline Technologies Corp. 6.625% 2017	1,050	898
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	900	499
Sequa Corp., Term Loan B, 4.69% 20141,6,7	875	494
		428,025

Commercial & professional services — 0.19%
Nielsen Finance LLC, Term Loan B, 4.388% 20131,6,7	6,531	4,441
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	23,825	19,179
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	31,300	11,503
ARAMARK Corp., Term Loan B, 3.334% 20141,6,7	4,158	3,467
ARAMARK Corp., Letter of Credit, 4.494% 20141,6,7	264	220
ARAMARK Corp. 6.693% 20151	2,650	2,014
ARAMARK Corp. 8.50% 2015	6,525	5,938
Allied Waste North America, Inc., Series B, 6.50% 2010	500	483
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,345
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,171
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,494
Allied Waste North America, Inc. 6.875% 2017	1,000	931
FTI Consulting, Inc. 7.625% 2013	2,300	2,004
		60,190

ENERGY — 3.48%
Enterprise Products Operating LP, Series B, 4.625% 2009	9,500	9,203
Enterprise Products Operating LP 4.95% 2010	8,750	8,383
Enterprise Products Operating LP 7.50% 2011	10,250	10,072
Enterprise Products Operating LLC 5.65% 2013	24,095	21,870
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	15,764
Enterprise Products Partners LP 5.60% 2014	1,855	1,576
Enterprise Products Operating LLC 9.75% 2014	5,975	6,090
Enterprise Products Operating LLC 6.30% 2017	30,000	25,431
Enterprise Products Operating LLC 6.50% 2019	31,350	26,421
Enterprise Products Operating LP 8.375% 20661	9,605	5,289
Enterprise Products Operating LP 7.034% 20681	29,115	13,702
Enbridge Energy Partners, LP, Series B, 6.50% 2018	45,455	37,466
Enbridge Energy Partners, LP 9.875% 2019	25,000	25,200
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,700	22,452
Enbridge Energy Partners, LP 8.05% 20771	67,100	32,705
TransCanada PipeLines Ltd. 6.50% 2018	51,250	50,368
TransCanada PipeLines Ltd. 6.20% 2037	4,000	3,485
TransCanada PipeLines Ltd. 7.25% 2038	5,645	5,636
TransCanada PipeLines Ltd. 6.35% 20671	88,815	39,750
Williams Companies, Inc. 5.883% 20101,2	7,500	6,617
Williams Companies, Inc. 6.375% 20102	1,500	1,399
Williams Companies, Inc. 7.125% 2011	500	460
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	9,142
Williams Companies, Inc. 7.875% 2021	78,897	60,464
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,601
Williams Companies, Inc. 8.75% 2032	19,891	14,849
Kinder Morgan Energy Partners LP 6.75% 2011	5,500	5,352
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	5,957
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	12,465
Kinder Morgan Energy Partners LP 5.125% 2014	34,052	29,702
Kinder Morgan Energy Partners LP 6.00% 2017	30,250	26,303
Kinder Morgan Energy Partners LP 9.00% 2019	4,150	4,337
Gaz Capital SA 7.343% 2013	500	408
Gaz Capital SA 5.875% 2015	€5,125	4,481
Gaz Capital SA, Series 13, 6.605% 2018	8,200	6,598
Gaz Capital SA 8.146% 2018	$2,560	1,818
Gaz Capital SA 6.51% 20222	92,010	54,976
Gaz Capital SA 7.288% 20372	24,400	14,518
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 20092,6	10,763	10,148
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 20096	594	560
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20142,6	15,570	14,091
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20146	1,000	905
Ras Laffan Liquefied Natural Gas II 5.298% 20202,6	45,970	32,817
Ras Laffan Liquefied Natural Gas III 5.838% 20272,3,6	15,000	10,275
Rockies Express Pipeline LLC 5.10% 20091,2	20,000	20,014
Rockies Express Pipeline LLC 6.25% 20132	6,940	6,839
Rockies Express Pipeline LLC 6.85% 20182	37,675	34,835
Enbridge Inc. 5.80% 2014	9,200	8,078
Enbridge Inc. 4.90% 2015	3,250	2,778
Enbridge Inc. 5.60% 2017	42,080	35,783
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20142,6	51,458	39,365
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20146	5,679	4,345
Marathon Oil Corp. 6.00% 2017	23,200	19,814
Marathon Oil Corp. 5.90% 2018	12,645	10,578
Marathon Oil Corp. 6.60% 2037	10,000	7,581
Pemex Finance Ltd. 8.875% 20106	12,800	13,171
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20173,6	11,700	13,106
Pemex Project Funding Master Trust 5.75% 20182	3,150	2,796
Pemex Project Funding Master Trust 6.625% 20352	3,500	2,980
Phillips Petroleum Co. 8.75% 2010	4,000	4,217
Polar Tankers, Inc. 5.951% 20372,6	27,355	23,584
Qatar Petroleum 5.579% 20112,6	21,335	19,953
Husky Energy Inc. 6.20% 2017	21,000	18,801
XTO Energy Inc. 6.25% 2017	15,750	15,149
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20102,6	11,500	11,322
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20102,6	2,167	2,133
Sunoco, Inc. 4.875% 2014	14,830	12,489
Canadian Natural Resources Ltd. 5.70% 2017	14,000	12,229
Southern Natural Gas Co. 5.90% 20172	11,840	9,442
El Paso Natural Gas Co. 5.95% 2017	3,000	2,399
Devon Financing Corp. ULC 7.875% 2031	10,195	11,257
Nakilat Inc., Series A, 6.067% 20332,6	14,000	10,466
Delek & Avner-Yam Tethys Ltd. 5.326% 20132,6	10,338	10,434
Gulfstream Natural Gas 5.56% 20152	3,500	2,939
Gulfstream Natural Gas 6.19% 20252	7,235	5,407
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	4,926
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	2,749
Petroplus Finance Ltd. 6.75% 20142	4,750	3,040
Petroplus Finance Ltd. 7.00% 20172	7,500	4,613
Apache Corp. 5.625% 2017	7,200	7,260
Drummond Co., Inc. 7.375% 20162	9,800	4,802
Energy Transfer Partners, LP 5.95% 2015	3,465	2,980
PETRONAS Capital Ltd. 7.00% 20122	2,250	2,388
TEPPCO Partners LP 7.00% 20671	4,275	2,294
		1,120,442

HEALTH CARE — 2.38%
Health care equipment & services — 1.32%
UnitedHealth Group Inc. 1.705% 20101	8,250	7,436
UnitedHealth Group Inc. 5.25% 2011	2,463	2,317
UnitedHealth Group Inc. 4.875% 2013	7,100	6,622
UnitedHealth Group Inc. 5.375% 2016	24,250	21,402
UnitedHealth Group 6.00% 2017	24,920	22,475
UnitedHealth Group Inc. 5.80% 2036	7,884	6,024
Hospira, Inc. 4.95% 2009	7,391	7,394
Hospira, Inc. 1.948% 20101	26,500	25,860
Hospira, Inc. 5.90% 2014	4,510	3,993
Hospira, Inc. 6.05% 2017	30,675	24,953
Coventry Health Care, Inc. 5.875% 2012	1,000	735
Coventry Health Care, Inc. 6.30% 2014	62,750	38,437
Coventry Health Care, Inc. 6.125% 2015	160	95
Coventry Health Care, Inc. 5.95% 2017	12,430	6,489
Cardinal Health, Inc. 4.323% 20091	3,500	3,321
Cardinal Health, Inc. 6.75% 2011	13,625	13,565
Cardinal Health, Inc. 5.80% 2016	10,000	9,061
Cardinal Health, Inc. 5.85% 2017	12,000	10,838
Allegiance Corp. 7.00% 2026	9,260	8,449
Tenet Healthcare Corp. 7.375% 2013	5,895	4,230
Tenet Healthcare Corp. 9.875% 2014	28,095	22,757
Tenet Healthcare Corp. 9.25% 2015	8,170	6,618
Humana Inc. 6.45% 2016	27,012	21,386
Humana Inc. 6.30% 2018	11,670	8,757
Humana Inc. 7.20% 2018	3,743	3,015
WellPoint, Inc. 5.00% 2011	12,500	11,820
WellPoint, Inc. 5.25% 2016	6,455	5,723
WellPoint, Inc. 5.875% 2017	8,300	7,566
WellPoint, Inc. 6.375% 20373	7,500	6,694
HealthSouth Corp. 8.323% 20141	12,600	10,143
HealthSouth Corp. 10.75% 2016	13,105	12,089
Aetna Inc. 5.75% 2011	17,500	17,104
HCA Inc., Term Loan B, 3.709% 20131,6,7	14,012	11,061
HCA Inc. 9.125% 2014	295	274
HCA Inc. 9.25% 2016	530	488
HCA Inc. 10.375% 20168	1,530	1,197
Bausch & Lomb Inc. 9.875% 20152	13,625	10,287
VWR Funding, Inc. 10.25% 20151,8	15,675	9,954
Universal Health Services, Inc. 7.125% 2016	7,440	6,431
PTS Acquisition Corp. 9.50% 20158	16,115	6,204
Surgical Care Affiliates, Inc. 8.875% 20152,8	3,325	2,045
Surgical Care Affiliates, Inc. 10.00% 20172	7,845	4,119
Health Management Associates Inc., Term Loan B, 3.209% 20141,6,7	7,243	4,554
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	2,785
Boston Scientific Corp. 5.45% 2014	1,115	953
Boston Scientific Corp. 5.125% 2017	1,190	904
Boston Scientific Corp. 7.00% 2035	920	685
Symbion Inc. 11.75% 20158	3,745	1,985
Viant Holdings Inc. 10.125% 20172	2,929	981
Universal Hospital Services, Inc. 5.943% 20151	1,290	793
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	175	164
CHS/Community Health Systems, Inc. 8.875% 2015	45	42
		423,274

Pharmaceuticals, biotechnology & life sciences — 1.06%
GlaxoSmithKline Capital Inc. 4.85% 2013	24,000	24,097
GlaxoSmithKline Capital Inc. 5.65% 2018	41,127	43,276
GlaxoSmithKline Capital Inc. 6.375% 2038	33,650	38,153
Schering-Plough Corp. 5.55% 20131	27,559	27,790
Schering-Plough Corp. 5.375% 2014	€6,120	7,971
Schering-Plough Corp. 6.00% 2017	$49,164	48,749
Biogen Idec Inc. 6.00% 2013	36,525	36,159
Biogen Idec Inc. 6.875% 2018	27,000	26,425
AstraZeneca PLC 5.40% 2012	12,000	12,684
AstraZeneca PLC 5.40% 2014	6,000	6,279
AstraZeneca PLC 6.45% 2037	8,000	9,125
Bayer AG 5.00% (undated)1	€23,085	24,034
Wyeth 5.50% 2016	$15,000	15,297
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,125	1,859
Elan Finance PLC and Elan Finance Corp. 6.328% 20131	5,135	2,439
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,910	5,728
Warner Chilcott Corp. 8.75% 2015	5,150	4,609
Amgen Inc. 4.00% 2009	4,000	3,998
Mylan Inc., Term Loan B, 4.75% 20141,6,7	4,141	3,531
		342,203

CONSUMER STAPLES — 1.06%
Food & staples retailing — 0.79%
Kroger Co. 5.00% 2013	8,750	8,432
Kroger Co. 7.50% 2014	8,455	8,897
Kroger Co. 6.40% 2017	58,325	58,915
CVS Caremark Corp. 2.503% 20101	5,000	4,602
CVS Corp. 7.77% 20122,6	697	707
CVS Corp. 5.789% 20262,3,6	14,610	8,567
CVS Corp. 6.036% 20282,3,6	34,037	19,143
CVS Caremark Corp. 6.943% 20302,6	24,430	15,394
Tesco PLC 5.50% 20172	21,325	19,802
Tesco PLC 5.50% 2033	£265	337
Tesco PLC 6.15% 20372	$20,000	17,719
Delhaize Group 6.50% 2017	26,205	23,831
Safeway Inc. 6.25% 2014	2,725	2,742
Safeway Inc. 6.35% 2017	20,000	19,806
Stater Bros. Holdings Inc. 8.125% 2012	9,160	8,336
Stater Bros. Holdings Inc. 7.75% 2015	9,400	7,943
SUPERVALU INC., Term Loan B, 2.689% 20121,6,7	2,239	1,798
SUPERVALU INC. 7.50% 2012	365	323
Albertson’s, Inc. 7.25% 2013	3,950	3,358
SUPERVALU INC. 7.50% 2014	830	685
Albertson’s, Inc. 8.00% 2031	4,475	2,707
Duane Reade Inc. 6.496% 20101	4,992	3,669
Duane Reade Inc. 9.75% 2011	7,695	4,117
Vitamin Shoppe Industries Inc. 9.649% 20121	7,490	5,318
Walgreen Co. 4.875% 2013	5,000	5,155
Costco Wholesale Corp. 5.30% 2012	3,000	3,133
		255,436

Food, beverage & tobacco — 0.26%
Tyson Foods, Inc. 7.85% 20161	36,905	27,494
Altria Group, Inc. 9.70% 2018	2,925	3,167
Altria Group, Inc. 9.95% 2038	12,500	13,645
Constellation Brands, Inc. 8.375% 2014	2,075	1,982
Constellation Brands, Inc. 7.25% 2017	9,945	9,448
H.J. Heinz Co. 15.59% 20111,2	10,000	11,189
Dole Food Co., Inc. 7.25% 2010	2,175	1,528
Dole Food Co., Inc. 8.875% 2011	7,915	4,986
Smithfield Foods, Inc., Series B, 8.00% 2009	1,500	1,433
Smithfield Foods, Inc., Series B, 7.75% 2013	150	97
Smithfield Foods, Inc. 7.75% 2017	3,100	1,782
JBS SA 10.50% 2016	4,370	3,081
Cott Beverages Inc. 8.00% 2011	4,950	3,044
Diageo Capital PLC 5.75% 2017	1,437	1,393
Pilgrim’s Pride Corp. 7.625% 20154	1,100	302
Pilgrim’s Pride Corp. 8.375% 20174	1,050	68
		84,639

Household & personal products — 0.01%
Elizabeth Arden, Inc. 7.75% 2014	2,905	1,903
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,025	1,897
		3,800

MATERIALS — 1.04%
International Paper Co. 7.40% 2014	40,990	33,635
International Paper Co. 7.95% 2018	35,605	28,184
ArcelorMittal 6.125% 2018	52,900	36,282
Stora Enso Oyj 6.404% 20162	22,800	15,073
Stora Enso Oyj 7.25% 20362	36,290	19,159
C5 Capital (SPV) Ltd. 6.196% (undated)1,2	15,000	6,910
C8 Capital (SPV) Ltd. 6.64% (undated)1,2	23,905	12,143
C10 Capital (SPV) Ltd. 6.722% (undated)1,2	13,295	6,337
Rio Tinto Finance (USA) Ltd. 5.875% 2013	31,500	25,114
Rohm and Haas Co. 5.60% 2013	950	918
Rohm and Haas Co. 6.00% 2017	25,850	23,564
UPM-Kymmene Corp. 5.625% 20142	34,190	22,169
UPM-Kymmene Corp. 6.625% 2017	£235	270
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	$800	721
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,580	14,109
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,230	1,831
Nalco Co. 7.75% 2011	4,760	4,593
Nalco Co. 8.875% 2013	4,350	3,698
Nalco Co. 9.00% 2013	€1,000	1,024
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 20149	2,254	1,634
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	2,017
E.I. du Pont de Nemours and Co. 5.00% 2013	6,355	6,418
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	1,991
Building Materials Corp. of America 7.75% 2014	9,950	6,318
Commercial Metals Co. 6.50% 2017	7,000	5,319
Plastipak Holdings, Inc. 8.50% 20152	7,690	5,191
Georgia Gulf Corp. 9.50% 2014	15,380	4,691
Georgia-Pacific Corp. 8.125% 2011	4,025	3,804
Weyerhaeuser Co. 7.375% 2032	2,500	1,627
Weyerhaeuser Co. 6.875% 2033	2,500	1,664
Arbermarle Corp. 5.10% 2015	3,656	3,238
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	1,886
Stone Container Corp. 8.375% 2012	1,000	170
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	225
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	4,225	824
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	5,494	3,104
Associated Materials Inc. 9.75% 2012	3,450	2,734
AMH Holdings, Inc. 0%/11.25% 20149	375	210
Praxair, Inc. 4.625% 2015	2,500	2,520
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	1,798
Rockwood Specialties Group, Inc. 7.625% 2014	€500	488
Owens-Illinois, Inc. 7.50% 2010	$2,250	2,239
Graphic Packaging International, Inc. 8.50% 2011	2,375	1,995
ICI Wilmington, Inc. 5.625% 2013	2,000	1,930
NewPage Corp., Series B, 10.00% 2012	3,500	1,557
NewPage Corp., Series A, 12.00% 2013	980	284
Metals USA Holdings Corp. 10.883% 20121,8	3,410	972
Metals USA, Inc. 11.125% 2015	1,200	714
Domtar Corp. 5.375% 2013	725	453
Domtar Corp. 7.125% 2015	1,810	1,186
Vale Overseas Ltd. 6.25% 2017	1,500	1,418
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,414
FMG Finance Pty Ltd. 10.625% 20162	2,000	1,170
AEP Industries Inc. 7.875% 2013	1,985	1,131
Dow Chemical Co. 5.70% 2018	1,000	890
Momentive Performance Materials Inc. 9.75% 2014	2,000	860
Airgas, Inc. 6.25% 2014	550	470
Airgas, Inc. 7.125% 20182	250	214
Neenah Paper, Inc. 7.375% 2014	1,140	621
Abitibi-Consolidated Inc. 7.75% 2011	505	48
Abitibi-Consolidated Co. of Canada 6.00% 2013	975	83
Abitibi-Consolidated Co. of Canada 8.375% 2015	5,000	425
		333,679

INFORMATION TECHNOLOGY — 0.89%
Semiconductors & semiconductor equipment — 0.34%
KLA-Tencor Corp. 6.90% 2018	56,300	42,648
NXP BV and NXP Funding LLC 7.503% 20131	9,320	3,134
NXP BV and NXP Funding LLC 8.068% 20131	€6,075	2,116
NXP BV and NXP Funding LLC 7.875% 2014	$24,285	9,593
NXP BV and NXP Funding LLC 8.625% 2015	€10,050	2,591
NXP BV and NXP Funding LLC 9.50% 2015	$31,070	5,981
Freescale Semiconductor, Inc., Term Loan B, 3.931% 20131,6,7	2,585	1,543
Freescale Semiconductor, Inc. 5.871% 20141	2,500	863
Freescale Semiconductor, Inc. 8.875% 2014	7,300	3,249
Freescale Semiconductor, Inc. 9.875% 20141,8	45,275	10,640
Freescale Semiconductor, Inc. 10.125% 2016	11,625	4,824
National Semiconductor Corp. 6.15% 2012	3,700	3,316
National Semiconductor Corp. 6.60% 2017	24,500	17,365
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 20144	2,250	22
		107,885

Technology hardware & equipment — 0.33%
Electronic Data Systems Corp., Series B, 6.00% 20131	31,625	32,803
Electronic Data Systems Corp. 7.45% 2029	4,520	4,910
Jabil Circuit, Inc. 5.875% 2010	4,750	4,370
Jabil Circuit, Inc. 8.25% 2018	39,725	25,424
Cisco Systems, Inc. 5.25% 2011	10,000	10,387
Hughes Communications, Inc. 9.50% 2014	12,425	10,157
Sanmina-SCI Corp. 4.746% 20101,2	866	801
Sanmina-SCI Corp. 6.75% 2013	6,275	2,730
Sanmina-SCI Corp. 4.746% 20141,2	3,750	2,044
Sanmina-SCI Corp. 8.125% 2016	10,350	4,088
Celestica Inc. 7.875% 2011	5,700	5,216
Sensata Technologies BV 8.00% 20141	8,575	3,902
Nortel Networks Ltd. 9.003% 20111	3,500	892
		107,724

Software & services — 0.22%
Oracle Corp. 5.75% 2018	3,150	3,301
Oracle Corp. 6.50% 2038	30,000	33,143
SunGard Data Systems Inc. 9.125% 2013	12,975	11,288
First Data Corp., Term Loan B2, 3.211% 20141,6,7	14,567	9,425
First Data Corp. 9.875% 20152	1,500	915
Ceridian Corp. 11.25% 20152	13,050	6,965
Serena Software, Inc. 10.375% 2016	11,262	5,772
Exodus Communications, Inc. 11.625% 20103,4	1,128	—
		70,809

Total corporate bonds & notes		11,798,645

MORTGAGE-BACKED OBLIGATIONS — 26.27%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS6 — 14.83%
Fannie Mae 7.00% 2009	2	2
Fannie Mae 7.50% 2009	31	31
Fannie Mae 7.50% 2009	11	11
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	1	1
Fannie Mae 7.50% 2009	—	—
Fannie Mae 8.50% 2009	3	3
Fannie Mae 9.50% 2009	4	4
Fannie Mae 7.00% 2010	3	3
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,746
Fannie Mae 4.89% 2012	25,000	26,221
Fannie Mae 7.00% 2016	144	150
Fannie Mae 11.50% 2016	290	325
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	7,406	7,647
Fannie Mae 5.50% 2018	422	436
Fannie Mae 9.00% 2018	23	25
Fannie Mae 10.00% 2018	226	254
Fannie Mae 4.50% 2019	19,702	20,236
Fannie Mae 4.50% 2019	19,341	19,866
Fannie Mae 5.50% 2019	4,375	4,528
Fannie Mae 5.50% 2019	1,794	1,854
Fannie Mae 12.00% 2019	299	338
Fannie Mae 4.50% 2020	5,028	5,158
Fannie Mae 5.50% 2020	16,090	16,649
Fannie Mae 5.50% 2020	1,797	1,858
Fannie Mae 11.00% 2020	120	134
Fannie Mae 11.23% 20201	279	323
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	25,693	26,046
Fannie Mae 5.50% 2022	41,339	42,672
Fannie Mae 9.00% 2022	39	42
Fannie Mae 5.50% 2023	63,938	65,999
Fannie Mae 5.50% 2023	40,820	42,135
Fannie Mae 5.50% 2023	31,241	32,248
Fannie Mae 6.00% 2023	4,949	5,151
Fannie Mae 7.50% 2023	79	83
Fannie Mae: 5.50% 2024	38,000	39,149
Fannie Mae 6.00% 2024	12,923	13,361
Fannie Mae, Series 2001-4, Class GA, 10.156% 20251	515	579
Fannie Mae, Series 2001-4, Class NA, 11.873% 20251	2,236	2,473
Fannie Mae 6.00% 2026	29,752	30,761
Fannie Mae 6.123% 20261	503	511
Fannie Mae 5.50% 2027	25,492	26,179
Fannie Mae 6.50% 2027	27,823	28,952
Fannie Mae 6.50% 2027	23,957	24,929
Fannie Mae 6.50% 2027	19,996	20,807
Fannie Mae 8.50% 2027	8	9
Fannie Mae 6.00% 2028	10,716	11,052
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,026	1,573
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	3,792	3,997
Fannie Mae 6.50% 2029	191	201
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	671	708
Fannie Mae 7.50% 2029	68	71
Fannie Mae 7.50% 2029	46	48
Fannie Mae 7.50% 2030	144	152
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	5,600	5,835
Fannie Mae 7.50% 2031	366	385
Fannie Mae 7.50% 2031	40	42
Fannie Mae, Series 2001-20, Class E, 9.625% 20311	85	95
Fannie Mae, Series 2001-20, Class C, 12.049% 20311	88	100
Fannie Mae 6.50% 2032	593	616
Fannie Mae 5.50% 2033	32,551	33,481
Fannie Mae 6.50% 2034	882	915
Fannie Mae 4.569% 20351	12,120	12,228
Fannie Mae 5.50% 2035	41,779	42,939
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,511	6,679
Fannie Mae 6.50% 2035	10,480	10,945
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 20363	9,137	7,190
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,257	6,833
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,924	1,557
Fannie Mae 5.00% 2036	130,319	133,328
Fannie Mae 5.00% 2036	54,683	55,946
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	8,188	8,306
Fannie Mae 6.00% 2036	40,473	41,746
Fannie Mae 6.00% 2036	30,511	31,471
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	21,428	22,095
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	19,187	19,792
Fannie Mae 6.00% 2036	11,906	12,280
Fannie Mae 6.50% 2036	9,136	9,544
Fannie Mae 6.50% 2036	5,050	5,163
Fannie Mae 7.00% 2036	4,146	4,266
Fannie Mae 7.00% 2036	1,862	1,955
Fannie Mae 7.00% 2036	1,741	1,827
Fannie Mae 7.00% 2036	1,183	1,218
Fannie Mae 7.50% 2036	1,722	1,773
Fannie Mae 7.50% 2036	911	937
Fannie Mae 8.00% 2036	2,835	2,930
Fannie Mae 5.498% 20371	45,616	46,677
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	30,898	32,084
Fannie Mae 5.632% 20371	12,371	12,644
Fannie Mae 5.755% 20371	19,821	20,276
Fannie Mae 5.783% 20371	23,048	23,622
Fannie Mae 5.994% 20371	36,593	37,574
Fannie Mae 6.00% 2037	56,329	58,100
Fannie Mae 6.00% 2037	13,645	13,801
Fannie Mae 6.00% 2037	8,538	8,636
Fannie Mae 6.00% 20373	4,871	4,887
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,395	4,544
Fannie Mae 6.00% 2037	4,130	4,260
Fannie Mae 6.018% 20371	38,194	39,156
Fannie Mae 6.122% 20371	21,511	22,129
Fannie Mae 6.423% 20371	12,606	12,995
Fannie Mae 6.50% 2037	28,096	29,254
Fannie Mae 6.50% 2037	27,461	28,078
Fannie Mae 6.50% 20373	26,683	27,025
Fannie Mae 6.50% 2037	21,320	22,185
Fannie Mae 6.50% 2037	21,357	21,837
Fannie Mae 6.50% 2037	15,414	15,760
Fannie Mae 6.50% 2037	14,436	15,022
Fannie Mae 6.50% 2037	13,482	14,030
Fannie Mae 6.50% 2037	13,281	13,820
Fannie Mae 6.50% 2037	11,567	12,036
Fannie Mae 6.50% 2037	10,289	10,520
Fannie Mae 6.50% 20373	9,774	9,889
Fannie Mae 6.50% 2037	9,137	9,508
Fannie Mae 6.50% 2037	8,244	8,579
Fannie Mae 6.50% 2037	1,457	1,516
Fannie Mae 6.50% 2037	1,313	1,366
Fannie Mae 6.714% 20371	15,483	15,967
Fannie Mae 6.78% 20371	1,517	1,564
Fannie Mae 7.00% 2037	75,110	78,778
Fannie Mae 7.00% 2037	36,991	38,058
Fannie Mae 7.00% 2037	23,041	24,166
Fannie Mae 7.00% 2037	14,275	14,687
Fannie Mae 7.00% 2037	14,148	14,555
Fannie Mae 7.00% 2037	12,479	12,839
Fannie Mae 7.00% 2037	12,283	12,637
Fannie Mae 7.00% 20373	11,931	12,110
Fannie Mae 7.00% 2037	10,242	10,743
Fannie Mae 7.00% 2037	9,075	9,337
Fannie Mae 7.00% 2037	7,534	7,751
Fannie Mae 7.00% 2037	6,949	7,150
Fannie Mae 7.00% 2037	6,464	6,651
Fannie Mae 7.00% 2037	5,527	5,687
Fannie Mae 7.00% 2037	5,011	5,155
Fannie Mae 7.00% 2037	3,963	4,077
Fannie Mae 7.00% 2037	2,462	2,533
Fannie Mae 7.00% 2037	1,796	1,886
Fannie Mae 7.00% 2037	1,774	1,864
Fannie Mae 7.00% 2037	1,676	1,724
Fannie Mae 7.00% 2037	1,604	1,650
Fannie Mae 7.00% 2037	1,135	1,190
Fannie Mae 7.00% 2037	1,095	1,127
Fannie Mae 7.00% 2037	829	870
Fannie Mae 7.50% 2037	7,956	8,349
Fannie Mae 7.50% 2037	4,051	4,170
Fannie Mae 7.50% 20373	4,018	4,069
Fannie Mae 7.50% 2037	3,904	4,018
Fannie Mae 7.50% 2037	3,433	3,534
Fannie Mae 7.50% 2037	2,294	2,361
Fannie Mae 7.50% 2037	2,270	2,337
Fannie Mae 7.50% 2037	2,085	2,146
Fannie Mae 7.50% 2037	1,976	2,034
Fannie Mae 7.50% 2037	1,953	2,010
Fannie Mae 7.50% 2037	1,564	1,610
Fannie Mae 7.50% 2037	1,528	1,573
Fannie Mae 7.50% 2037	1,327	1,366
Fannie Mae 7.50% 2037	1,081	1,113
Fannie Mae 7.50% 2037	1,070	1,101
Fannie Mae 7.50% 2037	1,003	1,032
Fannie Mae 7.50% 2037	860	885
Fannie Mae 7.50% 2037	631	663
Fannie Mae 7.50% 2037	607	624
Fannie Mae 7.50% 2037	571	588
Fannie Mae 8.00% 2037	3,298	3,408
Fannie Mae 8.00% 2037	3,055	3,163
Fannie Mae 8.00% 2037	2,337	2,415
Fannie Mae 8.00% 2037	1,895	1,996
Fannie Mae 8.00% 2037	1,147	1,186
Fannie Mae 5.00% 2038	68,233	69,786
Fannie Mae 5.00% 2038	19,908	20,361
Fannie Mae 5.00% 2038	19,887	20,340
Fannie Mae 5.322% 20381	13,832	14,111
Fannie Mae 5.50% 2038	56,630	58,158
Fannie Mae 5.50% 2038	41,133	42,243
Fannie Mae 5.50% 2038	24,517	25,187
Fannie Mae 5.50% 2038	20,905	21,470
Fannie Mae 5.50% 2038	14,988	15,392
Fannie Mae 5.50% 2038	3,880	3,987
Fannie Mae 5.553% 20381	2,985	3,038
Fannie Mae 5.744% 20381	30,976	31,810
Fannie Mae 6.00% 2038	24,950	25,762
Fannie Mae 6.00% 2038	20,389	21,031
Fannie Mae 7.00% 2038	26,239	26,995
Fannie Mae 7.00% 2038	18,498	19,401
Fannie Mae 6.00% 2039	68,500	70,571
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	6,151	6,476
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,967	2,050
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,255	4,487
Fannie Mae 6.00% 2047	1,102	1,109
Fannie Mae 6.50% 2047	1,382	1,415
Fannie Mae 6.50% 2047	1,350	1,383
Fannie Mae 6.50% 2047	854	870
Fannie Mae 7.00% 2047	7,197	7,377
Fannie Mae 7.00% 2047	523	536
Fannie Mae 7.50% 2047	1,743	1,788
Fannie Mae 7.50% 2047	1,026	1,052
Fannie Mae 7.50% 2047	1,010	1,035
Freddie Mac 8.50% 2009	10	10
Freddie Mac 8.50% 2010	16	16
Freddie Mac 6.00% 2017	411	428
Freddie Mac, Series 2310, Class A, 10.543% 20171	356	392
Freddie Mac 11.00% 2018	52	58
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,440
Freddie Mac 5.50% 2019	9,152	9,473
Freddie Mac 8.50% 2020	129	137
Freddie Mac 8.50% 2020	45	48
Freddie Mac, Series 41, Class F, 10.00% 2020	94	95
Freddie Mac, Series 178, Class Z, 9.25% 20213	72	75
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,895	1,837
Freddie Mac, Series 2922, Class EL, 4.50% 2023	39,649	40,213
Freddie Mac 5.00% 2023	44,639	45,943
Freddie Mac 5.00% 2023	43,135	44,395
Freddie Mac 5.00% 2023	14,310	14,728
Freddie Mac 5.00% 2023	4,727	4,865
Freddie Mac 5.00% 2023	2,584	2,660
Freddie Mac 5.00% 2023	256	264
Freddie Mac 5.50% 2023	41,002	42,337
Freddie Mac 5.50% 2023	11,718	12,100
Freddie Mac 5.50% 2023	10,459	10,800
Freddie Mac 5.50% 2023	9,097	9,393
Freddie Mac 5.50% 2023	3,663	3,782
Freddie Mac 5.50% 2023	2,847	2,940
Freddie Mac 5.50% 2023	938	968
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,040	2,130
Freddie Mac 6.00% 2026	31,700	32,773
Freddie Mac 6.00% 2026	24,217	25,037
Freddie Mac 8.00% 2026	91	96
Freddie Mac 5.50% 2027	15,773	16,198
Freddie Mac 6.00% 2027	179,349	185,423
Freddie Mac 8.50% 2027	22	23
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,628	3,768
Freddie Mac, Series 2122, Class QM, 6.25% 2029	6,220	6,429
Freddie Mac 4.635% 20351	14,814	14,961
Freddie Mac, Series 3061, Class PN, 5.50% 2035	47,136	48,607
Freddie Mac 6.50% 20353	336	335
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	8,091	6,853
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	5,796	4,951
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	5,722	4,899
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,080	4,340
Freddie Mac 5.00% 2036	59,652	60,906
Freddie Mac, Series 3257, Class PA, 5.50% 2036	50,765	52,313
Freddie Mac 5.602% 20361	4,959	5,063
Freddie Mac 5.862% 20361	21,805	22,328
Freddie Mac, Series 3233, Class PA, 6.00% 2036	41,067	42,523
Freddie Mac, Series 3156, Class NG, 6.00% 2036	13,174	13,615
Freddie Mac, Series 3286, Class JN, 5.50% 2037	65,506	67,040
Freddie Mac, Series 3318, Class JT, 5.50% 2037	36,337	37,188
Freddie Mac 5.50% 2037	35,152	36,021
Freddie Mac 5.50% 2037	30,721	31,481
Freddie Mac, Series 3312, Class PA, 5.50% 2037	27,671	28,281
Freddie Mac 5.631% 20371	17,166	17,526
Freddie Mac 5.668% 20371	7,994	8,144
Freddie Mac 5.979% 20371	28,398	29,080
Freddie Mac, Series 3271, Class OA, 6.00% 2037	17,404	18,040
Freddie Mac 6.00% 2037	3,311	3,415
Freddie Mac 6.032% 20371	21,892	22,534
Freddie Mac 6.049% 20371	13,218	13,520
Freddie Mac 6.207% 20371	18,303	18,492
Freddie Mac 6.258% 20371	30,730	31,494
Freddie Mac 6.267% 20371	3,776	3,873
Freddie Mac 7.00% 2037	23,395	23,891
Freddie Mac 7.00% 2037	2,566	2,620
Freddie Mac 7.00% 2037	2,364	2,414
Freddie Mac 7.00% 2037	1,936	1,977
Freddie Mac 7.00% 20373	941	937
Freddie Mac 7.00% 20373	906	902
Freddie Mac 7.00% 20373	794	790
Freddie Mac 7.50% 2037	25,682	26,241
Freddie Mac 4.816% 20381	14,851	14,965
Freddie Mac 5.00% 2038	69,767	71,211
Freddie Mac 5.00% 2038	53,493	54,600
Freddie Mac 5.00% 2038	45,187	46,123
Freddie Mac 5.00% 2038	39,716	40,538
Freddie Mac 5.00% 2038	33,256	34,027
Freddie Mac 5.00% 2038	22,409	22,873
Freddie Mac 5.00% 2038	22,167	22,626
Freddie Mac 5.00% 2038	9,937	10,143
Freddie Mac 5.054% 20381	9,964	10,065
Freddie Mac 5.132% 20381	1,997	2,023
Freddie Mac 5.50% 2038	66,970	68,626
Freddie Mac 5.50% 2038	49,419	50,642
Freddie Mac 5.50% 2038	35,623	36,504
Freddie Mac 5.50% 2038	29,975	30,716
Freddie Mac 5.50% 2038	24,850	24,843
Freddie Mac 5.608% 20381	35,634	36,423
Freddie Mac 6.00% 2038	207,595	214,124
Freddie Mac 6.50% 2047	2,732	2,783
Freddie Mac 6.50% 2047	1,097	1,117
Freddie Mac 7.00% 2047	1,009	1,027
Freddie Mac 7.00% 2047	705	717
Government National Mortgage Assn. 6.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	6	6
Government National Mortgage Assn. 7.50% 2009	3	3
Government National Mortgage Assn. 7.50% 2009	2	2
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2009	4	4
Government National Mortgage Assn. 9.50% 2009	49	49
Government National Mortgage Assn. 9.50% 20093	4	4
Government National Mortgage Assn. 9.00% 2016	76	83
Government National Mortgage Assn. 9.00% 2017	20	22
Government National Mortgage Assn. 9.50% 2019	162	183
Government National Mortgage Assn. 8.50% 2020	27	30
Government National Mortgage Assn. 8.50% 2020	9	9
Government National Mortgage Assn. 9.50% 2020	66	75
Government National Mortgage Assn. 10.00% 2020	506	581
Government National Mortgage Assn. 8.50% 2021	161	177
Government National Mortgage Assn. 8.50% 2021	104	114
Government National Mortgage Assn. 8.50% 2021	33	36
Government National Mortgage Assn. 8.50% 2021	32	35
Government National Mortgage Assn. 10.00% 2021	919	1,037
Government National Mortgage Assn. 9.00% 2022	23	26
Government National Mortgage Assn. 8.50% 2023	24	26
Government National Mortgage Assn. 8.50% 2024	14	15
Government National Mortgage Assn. 8.50% 2024	7	7
Government National Mortgage Assn. 8.50% 2027	29	32
Government National Mortgage Assn. 8.50% 2028	23	25
Government National Mortgage Assn. 8.50% 2029	27	30
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,060	4,041
Government National Mortgage Assn. 6.00% 2038	175,944	181,896
Government National Mortgage Assn. 6.50% 2038	30,936	32,269
Government National Mortgage Assn., Series 2003, Class A, 5.612% 20583	10,515	10,725
		4,770,781

COMMERCIAL MORTGAGE-BACKED SECURITIES6 — 5.60%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,744	3,614
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.981% 20341,2	2,500	1,230
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	681	654
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	1,957
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	10,611
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 20371	61,300	50,773
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20372	400	228
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	6,076	5,574
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	17,171
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	17,721
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	9,692	8,859
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	21,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20421	1,655	1,305
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	9,045
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20441	21,259	16,134
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20451	29,000	22,842
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	86,337
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,215	1,126
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	446	433
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,475	2,422
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	594	553
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	43,386	42,026
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20351,2	1,500	973
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20361,2	500	257
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	30,004	28,232
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	15,423	14,751
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	10,559
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,559
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 20373	20,000	16,904
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	5,970
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20372	8,240	2,818
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	13,000	12,397
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20382	2,000	902
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	16,833
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	11,004
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20381	12,000	10,294
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	16,975
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.552% 20391	14,750	11,005
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20391	7,305	5,969
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20401	42,000	32,775
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 20401	5,000	2,919
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.946% 20411	850	827
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.369% 20311	139,452	1,443
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.119% 20311,2	65,643	711
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,338	16,285
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	9,941	9,651
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20352	3,000	2,939
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	8,054
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	58,093
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	30,752
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	60,839
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	51,780
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,431	2,223
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,457
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	21,443	20,147
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,597
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 20421	35,000	28,458
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20421	4,650	3,714
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	17,000	15,098
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 20441	15,350	12,343
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.27% 20441	8,038	6,827
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	13,851
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 20352,3	33,000	26,400
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 20352,3	3,300	2,376
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 20352,3	7,460	4,476
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20362,3	48,500	38,800
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 20362,3	14,180	10,919
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20362	12,329	8,754
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 20362	4,025	2,777
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20362,3	375	255
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20362,3	3,375	2,261
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20362,3	5,040	3,326
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20362,3	2,375	1,544
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 20352	36,000	30,600
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 20352	43,000	30,324
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20362,3	31,000	18,395
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 20362,3	10,350	5,922
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20362,3	1,400	762
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	33,100	27,188
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372,3	10,000	7,581
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	10,000	6,712
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372,3	36,415	21,849
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20372,3	11,375	6,260
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20372,3	13,470	7,039
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	48,616	47,768
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	8,206
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,780
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	388
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.988% 20421	15,360	12,792
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,074
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20451	2,500	1,989
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20333	47,208	44,920
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431	51,820	40,464
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 20451	7,645	3,962
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.115% 20391	8,000	3,994
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	9,690
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 20441	33,700	25,166
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	2,552	2,553
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	9,617
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	17,248
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,313
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,647	1,636
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	29,031	28,005
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 20361,2	1,000	472
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 20361,2	1,000	460
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	8,000	7,770
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 20362,3	22,500	19,290
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 20362	3,670	2,752
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 20362,3	10,000	7,000
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 20362,3	4,730	3,216
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 20362,3	8,730	5,762
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	2,107	1,937
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,045	11,664
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20371	11,000	8,816
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20371	15,000	13,592
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262	40,324	35,402
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.242% 20371	4,620	2,769
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20381	8,500	6,712
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 20391	3,050	2,336
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411	6,805	5,115
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20431	5,065	3,996
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431	6,300	3,725
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20431	10,250	8,275
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.19% 20301	31,076	30,964
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 15.51% 20301	733	731
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 20491	41,210	30,242
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,248	18,912
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,372	7,218
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,335	2,211
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,327	4,318
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,108
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	4,996
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	13,978	14,046
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	2,230	2,214
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,088
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 20401	10,000	5,892
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	73	72
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	17,706
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,176
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,026	1,001
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,341
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	17,946
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.724% 20491	15,800	12,439
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	11,292
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	4,447	4,151
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,788	1,778
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,600	3,372
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	7,617
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 20421	7,875	6,461
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 20152	5,000	5,250
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,872	4,773
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	2,761	2,721
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	665	657
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	359	358
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	51	51
		1,803,315

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)6 — 5.19%
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	6,724	5,701
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	10,229	7,404
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	13,092	10,184
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	16,472	11,801
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	41,327	30,872
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	31,331	27,644
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	21,232	17,143
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	16,716	12,347
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	9,064	7,387
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	3,944
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	3,536
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	1,816
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,358	1,993
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	11,454	8,945
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,877	4,004
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	943	610
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 1-A-10, 0.791% 20361	41,771	20,985
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.821% 20361	88,592	49,408
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	15,209	12,897
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.821% 20371,3	23,741	9,971
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 0.921% 20371,3	81,198	36,539
Countrywide Alternative Loan Trust, Series 2007-21CB, Class 2-A-3, 0.971% 20371	31,879	13,565
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	12,785	6,727
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.93% 20471	41,948	19,996
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	10,880	9,866
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	7,759	6,984
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	3,786	3,324
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	16,548	15,199
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	423	322
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	50	30
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	3,234	2,116
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,011	906
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,286	5,074
CS First Boston Mortgage Securities Corp., Series 2005-10, Class III-A-3, 5.50% 2035	11,000	3,848
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,219	3,369
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 20362	27,785	21,184
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 8-A-6, 1.101% 20361	13,377	3,499
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	27,123	16,090
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	23,412	18,285
CS First Boston Mortgage Securities Corp., Series 2006-4, Class 2-A-1, 6.50% 2036	19,612	8,518
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	12,673	12,642
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	7,885	5,595
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	30,340	17,490
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,344	1,402
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	25,500	19,112
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	464
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,127
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.868% 20351	4,592	2,124
Residential Accredit Loans, Inc., Series 2005-QS15, Class II-A, 6.00% 2035	14,920	8,600
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.95% 20361	14,452	6,819
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	48,855	25,419
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	11,367	7,121
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 20373	7,196	3,886
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.848% 20331	11,838	9,553
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 3.955% 20331	5,471	4,456
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.281% 20331	3,409	2,547
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.536% 20341	23,591	15,920
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.062% 20361	2,457	1,595
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.347% 20371	7,420	4,302
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.826% 20371,3	47,879	29,206
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.859% 20371	33,659	17,032
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.869% 20371	42,008	21,759
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 20351	3,371	1,935
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.851% 20361	15,060	7,557
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.923% 20361	66,586	33,531
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 20361	6,543	3,054
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 0.771% 20371	8,860	4,086
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.884% 20371	36,918	18,983
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.929% 20371	21,242	10,154
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.979% 20371	42,809	21,427
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.981% 20471	11,020	5,614
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.791% 20371,3	57,064	25,679
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 20373	2,500	1,200
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.077% 20371	26,435	11,493
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	75,649	40,893
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	25,503	11,214
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1-A-2, 6.00% 2037	10,069	5,007
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	48,387	26,127
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 20373	42,041	21,021
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	63,907	34,914
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.981% 20331	9,457	6,271
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 20331	3,641	2,685
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 6.011% 20331	1,747	1,306
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.221% 20341	9,687	6,086
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.955% 20341	1,796	1,192
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 20351	51,800	30,047
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.87% 20351	31,946	16,993
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 20461	866	446
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	29,092	25,024
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.371% 20351	31,870	12,931
Lehman Mortgage Trust, Series 2006-7, Class 2-A1, 0.921% 20361,3	12,359	5,314
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	29,015	19,516
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	4,598	4,185
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	30,860	28,151
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.911% 20351	9,840	5,783
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	9,076
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 4.672% 20331	2,664	2,047
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.91% 20331	1,355	916
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.622% 20341	6,797	4,269
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.08% 20341	2,962	1,570
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.563% 20351	24,302	13,689
CHL Mortgage Pass-Through Trust, Series 2007-2, Class A-16, 6.00% 2037	20,000	10,648
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.93% 20471	8,727	4,579
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.086% 20471	17,595	9,360
ChaseFlex Trust, Series 2007-M1, Class 2-AV2, 0.701% 20371	71,622	44,598
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	9,415	8,554
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	5,044	4,591
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.629% 20361	10,000	5,565
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.665% 20361	26,187	18,397
Wells Fargo Mortgage-backed Securities Trust, Series 2007-10, Class I-A-1, 6.00% 2037	5,728	3,795
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	11,799	10,739
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 20351,3	29,791	16,197
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.607% 20371	7,036	3,916
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	9,015	7,014
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	2,074
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	14,669	9,409
Residential Asset Securitization Trust, Series 2006-A8, Class 1-A-2, 0.771% 20361	10,696	5,732
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036	3,853	1,580
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.68% 20341	5,407	5,012
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,319	1,858
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.562% 20351	20,515	9,479
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 5-A-3, 5.50% 2036	19,140	7,771
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	5,342
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	15,000	9,317
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	15,000	8,153
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.762% 20361	25,227	12,400
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.253% 20361	20,459	9,632
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.938% 20351	23,457	11,401
Banc of America Funding Trust, Series 2007-1, Class T-A-5, 6.09% 20371	13,249	9,380
TBW Mortgage-Backed Trust, Series 2006-1, Class 6-A-1, 6.50% 2036	16,530	7,519
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.891% 20371	22,000	12,651
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	4,193	3,569
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	551	441
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,065	800
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	13,433	9,569
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,379	2,368
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,231	2,882
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	414	286
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	24,349	12,524
SunTrust Alternative Loan Trust, Series 2005-1F, Class 4-A-1, 6.50% 2035	15,556	6,368
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.591% 20461	23,548	18,730
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	10,212	8,313
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	13,433	8,291
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20371	32,622	14,741
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.802% 20361	17,602	8,396
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.296% 20361	12,799	6,095
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,317	3,929
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.461% 20271,2	4,544	4,538
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.641% 20271,2	1,681	1,680
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.805% 20281,2	1,085	1,148
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 6.629% 20331	457	368
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,180	1,720
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.882% 20361	18,562	12,676
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.734% 20361	4,000	2,004
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 20371	21,750	9,976
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.528% 20331	6,605	4,736
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 4.67% 20331	8,749	6,363
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.903% 20361	24,421	10,917
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	21,115	9,957
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.641% 20371	21,756	8,929
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	9,249	7,585
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	12,779	7,367
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	13,700	7,144
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	8,117	6,961
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20351,2	8,500	6,779
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.63% 20361	10,142	6,354
Residential Funding Mortgage Securities I, Inc., Series 2006-S11, Class A-4, 6.00% 2036	7,393	5,539
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,148	793
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036	12,000	3,994
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.782% 20461	5,807	3,795
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.842% 20331	3,408	2,891
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.694% 20331	3,705	2,580
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.447% 20361	3,469	1,648
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 1.329% 20401,2	1,542	1,150
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	903	688
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 20272	407	289
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	269	268
		1,669,392

OTHER MORTGAGE-BACKED SECURITIES6 — 0.65%
Nykredit 4.00% 2035	Dkr293,352	50,613
Nykredit 5.00% 2038	171,033	30,982
Bank of America 5.50% 20122	$34,750	35,817
Nationwide Building Society, Series 2007-2, 5.50% 20122	34,750	32,198
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€19,447	27,509
Northern Rock PLC 5.625% 20172	$20,000	20,037
Dexia Municipal Agency 3.50% 2009	€10,076	14,094
		211,250

Total mortgage-backed obligations		8,454,738

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.05%
U.S. Treasury 3.875% 2009	55,925	56,688
U.S. Treasury 3.875% 20093,10	4,062	4,032
U.S. Treasury 6.00% 2009	74,600	77,195
U.S. Treasury 2.00% 2010	118,250	120,400
U.S. Treasury 2.00% 2010	10,000	10,253
U.S. Treasury 5.75% 2010	13,015	14,136
U.S. Treasury 1.75% 2011	50,240	51,384
U.S. Treasury 2.375% 20113,10	6,249	6,099
U.S. Treasury 4.50% 2011	53,740	58,121
U.S. Treasury 4.625% 2011	413,000	457,397
U.S. Treasury 4.25% 2012	50,050	55,909
U.S. Treasury 4.875% 2012	180,225	201,760
U.S. Treasury 0.625% 20133,10	3,946	3,792
U.S. Treasury 2.00% 2013	93,880	96,326
U.S. Treasury 1.875% 20133,10	11,796	11,110
U.S. Treasury 2.75% 2013	132,160	140,539
U.S. Treasury 3.50% 2013	102,410	112,195
U.S. Treasury 3.625% 2013	20,000	21,986
U.S. Treasury 4.25% 2013	655,786	745,983
U.S. Treasury 2.00% 20143,10	11,493	10,850
U.S. Treasury 2.00% 20143,10	13,601	12,855
U.S. Treasury 4.00% 2014	48,975	55,533
U.S. Treasury 4.25% 2014	33,550	38,831
U.S. Treasury Principal Strip 0% 2014	29,255	26,185
U.S. Treasury Principal Strip 0% 2014	500	461
U.S. Treasury 1.875% 20153,10	4,984	4,689
U.S. Treasury 4.25% 2015	5,000	5,809
U.S. Treasury 11.25% 2015	133,500	202,827
U.S. Treasury 2.375% 20173,10	5,586	5,522
U.S. Treasury 4.50% 2017	113,250	132,923
U.S. Treasury 4.625% 2017	5,000	5,915
U.S. Treasury 8.875% 2017	49,250	73,334
U.S. Treasury 1.375% 20183,10	14,693	13,715
U.S. Treasury 3.50% 2018	176,245	195,156
U.S. Treasury 3.75% 2018	143,745	162,735
U.S. Treasury 3.875% 2018	79,225	90,363
U.S. Treasury 4.00% 2018	8,000	9,240
U.S. Treasury 8.125% 2019	10,000	14,784
U.S. Treasury 8.00% 2021	25,525	38,734
U.S. Treasury 7.125% 2023	25,000	36,297
U.S. Treasury 7.50% 2024	13,575	21,790
U.S. Treasury 6.875% 2025	93,610	142,404
U.S. Treasury 6.00% 2026	78,000	108,932
U.S. Treasury 6.125% 2027	26,175	37,557
U.S. Treasury 4.50% 2036	150,210	199,709
U.S. Treasury Principal Strip 0% 2036	26,430	12,974
U.S. Treasury Principal Strip 0% 2037	81,778	39,760
U.S. Treasury 4.375% 20383	66,290	90,641
U.S. Treasury Principal Strip 0% 2038	95,530	46,127
Fannie Mae 6.077% 20091	575	575
Fannie Mae 2.875% 2010	134,695	138,520
Fannie Mae 5.25% 2012	15,000	15,418
Fannie Mae 6.125% 2012	10,000	11,329
Freddie Mac 3.125% 2010	73,990	75,798
Freddie Mac 5.25% 2011	20,000	21,785
Freddie Mac 5.50% 2016	20,000	23,286
CoBank ACB 7.875% 20182	22,115	22,377
CoBank ACB 2.596% 20221,2	46,470	32,765
Federal Home Loan Bank 2.25% 2009	43,515	43,911
Federal Home Loan Bank 3.625% 2013	10,000	10,500
Federal Agricultural Mortgage Corp. 4.875% 20112	10,000	10,658
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,294
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,704
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 20156	7,150	7,591
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,533
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,763
		4,523,764

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 7.33%
German Government 3.75% 2013	€79,815	117,884
German Government 4.25% 2014	121,020	184,052
German Government, Series 6, 4.00% 2016	72,120	108,331
German Government, Series 8, 4.25% 2018	168,686	259,926
German Government 6.25% 2030	11,120	20,750
Japanese Government 1.80% 2010	¥487,350	5,453
Japanese Government 1.30% 2011	7,643,050	85,948
Japanese Government 1.50% 2014	3,150,950	36,166
Japanese Government 1.70% 2016	3,754,600	44,046
Japanese Government 1.70% 2017	10,704,850	125,106
Japanese Government 2.30% 2035	3,629,700	44,059
Japanese Government 2.40% 2038	5,383,900	67,230
Israeli Government 6.00% 20103	ILS405,580	112,275
Israeli Government 7.50% 20143	132,880	41,383
Israeli Government 6.50% 20163	27,375	8,191
Israeli Government 5.50% 20173	318,800	88,992
United Kingdom 4.75% 2015	£21,408	34,502
United Kingdom 5.00% 2018	55,620	93,660
United Kingdom 4.75% 2038	25,205	43,555
Swedish Government 5.00% 2009	SKr422,380	53,943
Swedish Government 5.25% 2011	311,885	42,966
Belgium (Kingdom of), Series 49, 4.00% 2017	€42,000	59,704
Belgium (Kingdom of), Series 52, 4.00% 2018	15,150	21,457
United Mexican States Government Global 10.375% 2009	$9,700	9,773
United Mexican States Government Global 6.375% 2013	5,150	5,433
United Mexican States Government, Series MI10, 9.50% 2014	MXN162,500	12,693
United Mexican States Government, Series M10, 7.75% 2017	180,000	12,887
United Mexican States Government, Series M20, 10.00% 2024	334,800	27,919
United Mexican States Government Global 6.75% 2034	$8,570	9,084
French Government O.A.T. Eurobond 4.00% 2018	€37,745	55,255
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	13,309
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,645
Canadian Government 4.25% 20263,10	$ C68,193	72,021
Singapore (Republic of) 3.125% 2011	$ S46,070	33,529
Singapore (Republic of) 3.75% 2016	43,800	34,616
Netherlands Government Eurobond 4.00% 2018	€41,200	59,483
New South Wales Treasury Corp., Series 14, 5.50% 2014	$ A35,400	25,990
New South Wales Treasury Corp., Series 19, 6.00% 2019	33,350	25,922
Kingdom of Denmark 5.00% 2013	DKr233,215	47,419
Polish Government 5.25% 2017	PLN110,040	36,861
Spanish Government 3.80% 2017	€23,833	33,404
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$24,750	30,994
Italian Government 4.25% 2013	€14,100	20,059
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A18,380	13,931
Russian Federation 7.50% 20306	$13,122	11,515
Russian Federation 7.50% 20302,6	142	125
Brazilian Treasury Bill 6.00% 20103,10	BRL9,465	4,041
Brazil (Federal Republic of) Global 8.00% 20186	$644	724
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,712
Brazil (Federal Republic of) Global 12.25% 2030	425	678
Brazil (Federal Republic of) Global 7.125% 2037	750	855
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,764
Banque Centrale de Tunisie 4.75% 2011	€3,000	3,888
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,432
Corporación Andina de Fomento 6.875% 2012	5,895	5,711
Corporación Andina de Fomento 5.125% 2015	2,000	1,690
Panama (Republic of) Global 7.125% 2026	690	654
Panama (Republic of) Global 8.875% 2027	250	274
Panama (Republic of) Global 9.375% 2029	340	376
Panama (Republic of) Global 6.70% 20366	5,748	5,202
Colombia (Republic of) Global 8.25% 2014	3,250	3,518
Colombia (Republic of) Global 12.00% 2015	COP2,765,000	1,360
Colombia (Republic of) Global 9.85% 2027	840,000	374
Colombia (Republic of) Global 7.375% 2037	$1,000	985
State of Qatar 9.75% 2030	4,220	5,212
Turkey (Republic of) 12.375% 2009	500	514
Turkey (Republic of) 15.00% 2010	TRY5,250	3,421
Turkey (Republic of) 8.00% 2034	$1,250	1,169
Peru (Republic of) 8.375% 2016	2,920	3,161
El Salvador (Republic of) 7.65% 20352	4,450	2,848
European Investment Bank 4.75% 2012	£790	1,210
European Investment Bank 5.00% 2039	395	676
Argentina (Republic of) 5.83% 20333,6,8,10	ARS 8,834	804
Argentina (Republic of) GDP-Linked 2035	18,225	219
Argentina (Republic of) 0.63% 20383,6,10	9,052	237
Dominican Republic 9.50% 20112,6	$1,406	1,188
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP6,125	1,080
Uruguay (Republic of) 7.625% 20366	$1,250	1,056
Guatemala (Republic of) 10.25% 20112	1,000	1,025
Venezuela (Republic of) Global 8.50% 2014	245	129
Venezuela (Republic of) 7.65% 2025	985	389
KfW International Finance Inc. 5.50% 2015	£275	446
LCR Finance PLC 5.10% 2051	165	303
		2,360,771

ASSET-BACKED OBLIGATIONS6 — 6.62%
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	$12,662	11,755
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	12,000	11,158
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 1.916% 20131	125,000	93,113
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	21,882
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 1.956% 20141	10,000	5,884
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	3,145
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 0.631% 20361	36,600	31,688
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 0.631% 20361	15,500	11,284
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 0.641% 20361	40,500	35,514
CSAB Mortgage-backed Trust, Series 2006-4, Class A-3, 0.691% 20361	26,000	9,417
CSAB Mortgage-backed Trust, Series 2006-3, Class A-3-B, 0.701% 20361	27,626	10,225
CSAB Mortgage-backed Trust, Series 2006-1, Class A-3, 0.711% 20361	11,589	6,973
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 20361	25,000	13,518
CSAB Mortgage-backed Trust, Series 2006-4, Class A-4, FSA insured, 5.873% 20361	18,000	7,883
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 20371	5,757	1,488
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-4, 5.95% 20371,3	13,334	5,334
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 20112	280	277
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 20122,3	36,077	33,902
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 20132,3	16,011	14,610
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20132	67,000	59,735
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20142	20,000	17,191
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 20102	981	925
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 20112	3,404	3,043
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 20112	7,569	7,432
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20122	9,259	8,878
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20122,3	5,015	4,358
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	8,944	8,181
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20122	31,000	25,841
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20132	15,100	11,140
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20132	26,200	21,585
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20132,3	252	202
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20142	20,000	16,041
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20142	18,950	12,643
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 1.205% 20121	4,000	3,361
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 1.235% 20121	87,981	81,368
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 1.225% 20131	25,000	17,504
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 1.225% 20141	12,425	8,514
Chase Issuance Trust, Series 2007-A9, Class A, 1.225% 20141	77,310	63,319
Chase Issuance Trust, Series 2006-4, Class C, 1.485% 20141	8,000	3,671
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	15,955
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 1.225% 20131,2	12,890	11,297
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 20142	4,000	2,376
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20142	35,055	25,667
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 1.245% 20151,2	42,000	29,206
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	53,907
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	9,953	9,090
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 20112	55,200	40,762
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 20112	30,000	21,900
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	32,605
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	23,797
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 1.245% 20141	71,000	52,219
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,866	1,666
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	5,169	4,188
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	1,916	781
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 3.173% 20331	901	736
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 20382,3	46,575	36,329
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	5,104	5,094
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	23,903
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	11,928
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	11,928	11,805
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	13,573	13,169
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,153
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	7,736
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20212	41,748	37,916
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	40,250	36,049
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 20122	3,372	3,123
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20132	8,740	7,960
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	30,000	23,977
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	6,671	3,231
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20351	12,500	11,299
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.601% 20361	3,092	2,066
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 20371	17,722	17,029
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 20111,2	13,286	12,605
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 20131,2	20,000	18,662
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 20351	3,388	3,002
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 20361,2,3	8,387	3,187
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 20361,2	3,935	1,414
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 20361,2	4,725	1,219
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 20361,2	1,816	373
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A-2, 5.588% 20371	8,000	3,366
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 20371	11,305	3,957
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371	3,061	1,916
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 20371	12,719	11,821
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	5,430
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	15,050	4,155
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 20341	9,548	5,124
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 20361	33,951	14,646
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,359
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,901	7,711
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,812	1,826
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 2.086% 20271	616	532
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,024	1,945
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	6,980
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	982	732
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,436	1,999
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 20361	44,663	27,956
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 20102	27,179	27,022
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 1.335% 20371	27,327	18,209
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 1.345% 20371	17,429	5,566
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 1.345% 20371	5,753	2,760
Morgan Stanley Structured Trust I, Series 2007-1, Class A-3, 0.701% 20371	47,595	26,090
Capital One Master Trust, Series 2002-1A, Class B, 1.795% 20111	1,000	995
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 1.595% 20131	9,000	6,237
Capital One Multi-asset Execution Trust, Series 2008-5, Class A, 4.85% 2014	19,500	18,122
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	25,000	24,882
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	14,383	13,675
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	12,000	11,115
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	23,753
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	5,553	4,091
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	24,266	18,677
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	22,679	22,586
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 20131	19,200	16,200
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 20143	7,000	4,211
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.895% 20121	5,540	3,757
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 20132	15,000	10,310
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	1,828
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 1.615% 20151	10,000	3,702
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,405
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,3	25,262	17,936
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	1,646	1,581
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	5,427	5,232
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	11,041
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	16,000
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.638% 20131	2,000	1,600
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A-4, 0.621% 20361	10,000	6,417
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 20361	15,000	10,306
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	7,126	5,925
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	7,501
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	2,471
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 20361	5,000	1,873
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 20371	10,000	5,552
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 20371	35,000	8,460
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	15,753
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.266% 20341	18,822	10,324
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 1.521% 20341,3	6,447	4,384
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 1.596% 20321	355	219
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 0.571% 20371	16,275	13,414
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 20122	10,000	9,177
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20122	5,000	4,071
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20112	14,500	12,199
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 20371	20,741	12,091
Citicorp Residential Mortgage Trust, Series 2006-2, Class A-4, 5.775% 20361	10,000	8,028
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 0.531% 20371	5,572	3,982
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,021
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,568
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 20361	20,000	11,228
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	11,969	9,826
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 0.971% 20341,3	13,339	9,707
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,475	1,587
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,269	846
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	4,167	2,848
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 1.645% 20331	5,241	3,937
SACO I Trust, Series 2005-5, Class I-A, 0.711% 20351	5,789	3,959
SACO I Trust, Series 2006-10, Class A, 0.621% 20361	13,494	3,065
SACO I Trust, Series 2006-5, Class II-A-3, 0.651% 20361	7,500	652
SACO I Trust, Series 2006-4, Class A-3, 0.681% 20361	5,409	1,493
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 20361	11,500	8,878
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 20172	11,641	8,638
Structured Asset Securities Corp., Series 2005-S7, Class A2, 0.771% 20351,2	11,744	6,550
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 0.541% 20361	1,431	1,374
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361	1,773	587
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.67% 20361	17,438	3,793
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371	14,839	3,483
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	7,816
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.601% 20261	767	457
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.601% 20291	11,761	6,449
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	6,533
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	8,965	6,505
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 20361	6,066	5,972
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	5,706
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 0.621% 20361	10,000	5,383
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.621% 20361,3	18,000	5,310
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20172	6,270	5,238
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	5,503	5,202
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.771% 20371	22,232	5,074
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 0.621% 20361,3	21,876	4,375
Discover Card Master Trust I, Series 1996-4, Class B, 1.745% 20131	7,000	4,243
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,141
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 20122	2,028	1,904
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 20132	2,500	2,092
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,772	3,929
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,663
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	4,000	3,640
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.091% 20351	6,500	3,607
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 20102	3,700	3,518
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,477	1,771
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,983	1,406
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 20371	8,477	2,292
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 0.631% 20371	13,956	2,147
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A-2C, 0.691% 20371	5,307	2,107
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 1.515% 20341	6,161	2,107
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20351,2,3	2,004	1,862
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20222,3	2,239	1,747
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.631% 20371	2,515	1,693
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392	£1,160	1,638
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	$1,164	1,166
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,013	938
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 20361,2	2,000	845
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	546
		2,132,610

MUNICIPALS — 0.23%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	23,180	17,218
State of Illinois, Finance Authority, Revenue Bonds (University of Chicago), Series 2008-B, 6.25% 2038	15,000	16,111
State of Massachusetts, Health and Educational Facilities Authority, Revenue Bonds (Harvard University Issue),
Series 2009-A, 5.50% 2036	15,000	15,602
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	9,145	7,829
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 13.00% 20251	7,325	7,325
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	8,150	7,210
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-
South Bay Plant Acquisition), Series 1999, 6.63% 20092	2,433	2,437
		73,732

Total bonds & notes (cost: $34,084,387,000)		29,344,260

	Shares or
Convertible securities — 0.29%	principal amount

FINANCIALS — 0.22%
Bank of America Corp., Series L, 7.25% convertible preferred	70,000	45,500
PNC Financial Services Group, Inc. 4.00% convertible notes 2011	$25,000,000	22,406
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares3,5	50,000	1,469
Equity Residential 3.85% convertible notes 2026	$1,000,000	843
Boston Properties, Inc. 2.875% convertible notes 2037	$1,000,000	795
Fannie Mae, Series 2004-1, 5.375% convertible preferred3	400	220
		71,233

CONSUMER DISCRETIONARY — 0.04%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	¤9,005,000	12,454

		Value
	Principal amount	(000)

INFORMATION TECHNOLOGY — 0.03%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500,000	$8,381
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$770,000	223
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$6,950,000	2,424
		11,028

Total convertible securities (cost: $152,844,000)		94,715

Preferred securities — 3.18%	Shares

FINANCIALS — 3.17%
SMFG Preferred Capital USD 1 Ltd. 6.078%1,2	116,569,000	79,224
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	32,700,000	30,124
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative2	19,300,000	16,233
JPMorgan Chase & Co., Series I, 7.90%1	138,220,000	115,279
Bank of America Corp., Series K, 8.00% noncumulative1	70,115,000	50,505
Bank of America Corp., Series M, 8.125% noncumulative1	54,210,000	40,617
Bank of America Corp., Series E, 0% depositary shares	1,384,800	16,206
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	71,250,000	56,469
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	29,550,000	24,125
HSBC Capital Funding LP 8.03% noncumulative1	20,000,000	23,583
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative1	185,000	185
Citigroup Inc., Series E, 8.40%1	93,300,000	61,722
BNP Paribas 7.195%1,2	73,700,000	46,955
BNP Paribas Capital Trust 9.003% noncumulative trust1,2	15,000,000	9,189
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,600,000	30,400
Santander Finance Preferred S.A., Unipersonal, 6.50%	910,000	16,892
Standard Chartered PLC 6.409%1,2	90,200,000	33,264
Standard Chartered Capital Trust I 8.16%1	10,000,000	11,156
Standard Chartered PLC 7.014% noncumulative redeemable preference shares1,2	5,000,000	2,242
Barclays Bank PLC 7.434%1,2	70,910,000	35,897
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities2	1,670,000	32,826
AXA SA, Series B, 6.379%1,2	53,770,000	24,095
ILFC E-Capital Trust II 6.25%1,2	42,460,000	17,751
ILFC E-Capital Trust I 5.90%1,2	13,699,000	4,392
XL Capital Ltd., Series C, 6.102%2,3,11	1,502,720	11,291
XL Capital Ltd., Series E, 6.50%1	44,200,000	10,175
QBE Capital Funding II LP 6.797%1,2	36,055,000	20,399
PNC Preferred Funding Trust I 6.517%1,2	46,000,000	19,934
Banco Bilbao Vizcaya Argentaria, SA, 5.919%1	48,005,000	19,130
Société Générale 5.922%1,2	35,170,000	16,462
Resona Preferred Global Securities (Cayman) Ltd. 7.191%1,2	32,800,000	15,631
RBS Capital Trust IV 2.259% noncumulative trust1	24,685,000	9,283
Royal Bank of Scotland Group PLC 6.625%1	4,700,000	5,349
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%1,2	20,220,000	13,931
Aspen Insurance Holdings Ltd. 7.401% noncumulative1	1,035,500	12,847
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares1,2	11,250,000	11,232
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	7,134
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	3,688
HBOS PLC 6.657%1,2	18,500,000	7,185
HBOS Capital Funding LP, Series A, 6.461% noncumulative1	3,200,000	2,891
Lloyds TSB Group PLC 6.267%1,2	23,640,000	8,720
ING Capital Funding Trust III 8.439% noncumulative1	14,880,000	7,492
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative1	15,500,000	7,236
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative1	300,000	205
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%1	4,650,000	4,363
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative1,2	4,000,000	2,665
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,2	28,500,000	5,949
Fannie Mae, Series O, 7.00%1,2	4,485,673	4,626
Fannie Mae, Series S, 8.25% noncumulative	375,300	324
Fannie Mae, Series R, 7.625%	382,800	284
Freddie Mac, Series V, 5.57%	3,356,231	1,284
Freddie Mac, Series Z, 8.375%	2,663,885	1,179
Freddie Mac, Series W, 5.66%	1,548,000	871
Freddie Mac, Series F, 5.00%	294,375	159
Freddie Mac, Series U, 5.90%	496,600	154
Freddie Mac, Series Y, 6.55%	374,269	108
CBG Florida REIT Corp., Series A, Class A, 7.114%1,2	18,000,000	2,936
General Motors Corp. 9.00%2,3,11	10,437	1,566
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative2	434,000	4
Lehman Brothers Holdings E-Capital Trust I 3.589%1,4	3,084,000	—
		1,019,478

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%1,2	5,000,000	3,217

Total preferred securities (cost: $1,949,073,000)		1,022,695

Common stocks — 0.08%

INDUSTRIALS — 0.05%
DigitalGlobe Inc.3,5,11	3,984,039	9,960
Delta Air Lines, Inc.11	615,301	7,052
UAL Corp.11	10,069	111
		17,123

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co.11	1,042,804	2,388
Time Warner Cable Inc., Class A11	109,676	2,353
Adelphia Recovery Trust, Series Arahova11	1,943,006	262
Adelphia Recovery Trust, Series ACC-6B3,11	5,056,500	50
Adelphia Recovery Trust, Series ACC-111	3,366,231	34
		5,087

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.11,12	879,000	2,549

HEALTH CARE — 0.00%
Clarent Hospital Corp.3,11,12	331,291	3

XO Holdings, Inc.11	7,614	1

Total common stocks (cost: $55,394,000)		24,763

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 201011	15,233	—
XO Holdings, Inc., Series B, warrants, expire 201011	11,424	—
XO Holdings, Inc., Series C, warrants, expire 201011	11,424	—
GT Group Telecom Inc., warrants, expire 20102,3,11	2,750	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20182,3,11	1,885	—

Total warrants (cost: $143,000)		—

	Principal amount
Short-term securities — 4.41%	(000)

Federal Home Loan Bank 0.20%–3.30% due 1/2–6/26/2009	$219,600	219,447
Fannie Mae 0.25%–2.10% due 2/3–4/15/2009	145,167	145,058
Freddie Mac 0.45%–2.40% due 3/2–7/7/2009	131,600	131,411
Hewlett-Packard Co. 2.20% due 2/3–2/4/20092	110,000	109,874
U.S. Treasury Bills 1.09%–1.95% due 2/5–4/16/2009	106,700	106,678
International Bank for Reconstruction and Development 0.22%–2.10% due 1/20–3/11/2009	104,900	104,846
Procter & Gamble International Funding S.C.A. 0.12%–1.00% due 2/26–5/28/20092	96,500	96,453
Wal-Mart Stores Inc. 0.25% due 6/16/20092	78,100	78,009
Bank of America Corp. 3.75% due 3/9/2009	50,000	49,894
Enterprise Funding Co. LLC 1.40%–2.25% due 1/7–2/2/20092	24,692	24,661
Chevron Funding Corp. 0.25% due 2/5/2009	50,000	49,987
General Electric Capital Corp., FDIC insured, 0.85% due 2/4/2009	50,000	49,959
Coca-Cola Co. 2.05% due 2/2/20092	50,000	49,947
Eli Lilly and Co. 1.35%–1.40% due 1/15–2/25/20092	40,519	40,504
Medtronic Inc. 1.00% due 3/9/20092	40,000	39,917
Emerson Electric Co. 0.40%–1.10% due 2/25–3/30/20092	36,900	36,884
Harvard University 0.90% due 2/11/2009	30,000	29,973
Eaton Corp. 1.75% due 2/11/20092	25,000	24,949
Yale University 2.37% due 2/12/2009	16,500	16,466
John Deere Capital Corp. 2.50% due 1/15/20092	15,600	15,590

Total short-term securities (cost: $1,419,110,000)		1,420,507

Total investment securities (cost: $37,660,951,000)		31,906,940
Other assets less liabilities		281,071

Net assets		$32,188,011

1  Coupon rate may change periodically.
2  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,944,277,000, which represented 15.36% of the net assets of the fund.
3  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,343,327,000, which represented 4.17% of the net assets of the fund.
4 Scheduled interest and/or principal payment was not received.
5  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,250	$9,960	.03%
Northern Trust Co. 5.85% 2017	11/6/2007	3,749	3,840	.01
Citigroup Inc., Series J, 7.00%, noncumulative convertible
preferred depositary shares	1/15/2008	2,500	1,469	.00

Total restricted securities		$9,499	$15,269	.04%

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $189,726,000, which represented .59% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	EGP = Egyptian pounds	PLN = Polish zloty
A$ = Australian dollars	€ = Euros	SKr = Swedish kronor
BRL = Brazilian reais	£ = British pounds	S$ = Singapore dollars
C$ = Canadian dollars	ILS = Israeli shekels	TRY = New Turkish liras
COP = Colombian pesos	¥ = Japanese yen
DKr = Danish kroner	MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0209O-S15816

Summary investment portfolio, December 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Portfolio by type of security (percent of net assets)

Corporate bonds & notes	36.67%
Mortgage-backed obligations	26.27
Bonds & notes of U.S. government & government agencies	14.05
Bonds & notes of governments & government agencies outside the U.S.	7.33
Asset-backed obligations	6.62
Preferred securities	3.18
Convertible securities	0.29
Municipals	0.23
Common stocks & warrants	0.08
Short-term securities & other assets less liabilities	5.28
[end pie chart]

Portfolio quality summary (percent of net assets)*

U.S. government obligations†	13.4%
Federal agencies	15.5
AAA	17.3
AA	8.5
A	16.0
BBB	17.7
Ba/BB or below	6.2
Equity-related securities	0.1
Short-term securities & other assets less liabilities	5.3

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 91.17%	(000)	(000)	assets

Corporate bonds & notes - 36.67%
Financials - 12.77%
Countrywide Financial Corp.:
Series B, 5.80% 2012	$152,003	$148,263
6.25% 2010	$ A 7,700	5,450
2.946%-4.50% 2010-2012 (1)	$45,540	41,224
Countrywide Home Loans, Inc. 4.125%-5.625% 2009	64,950	64,275
Bank of America Corp. 6.50%-7.125% 2011-2037	21,990	22,526
MBNA Global Capital Funding, Series B, 3.993% 2027 (1)	33,000	19,757
MBNA Capital A, Series A, 8.278% 2026	7,500	6,238
MBNA Corp., Series F, 7.50% 2012	1,800	1,854	.96%
MetLife Capital Trust X 9.25% 2068 (1) (2)	111,050	77,611	.24
Other securities		3,720,404	11.57
		4,107,602	12.77

Consumer discretionary - 4.48%
Time Warner Inc. 6.50% 2036	85,485	77,735	.24
Other securities		1,361,791	4.24
		1,439,526	4.48

Utilities - 3.53%
Other securities		1,135,936	3.53

Telecommunication services - 3.52%
Other securities		1,133,868	3.52

Industrials - 3.52%
Other securities		1,131,822	3.52

Energy - 3.48%
Other securities		1,120,442	3.48

Health care - 2.38%
Other securities		765,477	2.38

Other corporate bonds & notes - 2.99%
Other securities		963,972	2.99

Total corporate bonds & notes		11,798,645	36.67

Mortgage-backed obligations - 26.27%
Federal agency mortgage-backed obligations (3) - 14.83%
Fannie Mae:
5.00% 2036	130,319	133,328
7.00% 2037	75,110	78,778
0%-12.049% 2009-2047 (1) (4)	2,237,037	2,300,544	7.81
Freddie Mac:
6.00% 2027	179,349	185,423
6.00% 2038	207,595	214,124
0%-11.00% 2009-2047 (1) (4)	1,592,765	1,627,038	6.30
Government National Mortgage Assn. 6.00% 2038	175,944	181,896	.57
Other securities		49,650	.15
		4,770,781	14.83

Commercial mortgage-backed securities (3) - 5.60%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	86,337	.27
CS First Boston Mortgage Securities Corp. 4.106%-7.946% 2034-2041 (1) (2) (4)	298,788	250,483	.78
Fannie Mae 6.088%-7.30% 2010-2011	105,100	112,619	.35
Other securities		1,353,876	4.20
		1,803,315	5.60

Collateralized mortgage-backed obligations (privately originated) (3) - 5.19%
Countrywide Alternative Loan Trust 0.791%-7.00% 2019-2047 (1) (4)	544,620	325,419	1.01
CS First Boston Mortgage Securities Corp. 0%-7.50% 2018-2036 (1) (2)	178,505	118,614	.37
Other securities		1,225,359	3.81
		1,669,392	5.19

Other mortgage-backed securities (3) - 0.65%
Bank of America 5.50% 2012 (2)	34,750	35,817	.11
Other securities		175,433	.54
		211,250	.65

Total mortgage-backed obligations		8,454,738	26.27

Bonds & notes of U.S. government & government agencies - 14.05%
U.S. Treasury:
6.00% 2009	74,600	77,195
2.00% 2010	118,250	120,400
4.625% 2011	413,000	457,397
4.875% 2012	180,225	201,760
2.00% 2013	93,880	96,326
2.75% 2013	132,160	140,539
3.50% 2013	102,410	112,195
4.25% 2013	655,786	745,983
11.25% 2015	133,500	202,827
4.50% 2017	113,250	132,923
3.50% 2018	176,245	195,156
3.75% 2018	143,745	162,735
3.875% 2018	79,225	90,363
6.875% 2025	93,610	142,404
6.00% 2026	78,000	108,932
4.50% 2036	150,210	199,709
4.375% 2038 (4)	66,290	90,641
0%-8.875% 2009-2038 (4) (5)	812,923	804,472	12.68
Fannie Mae:
2.875% 2010	134,695	138,520
5.25%-6.125% 2009-2012 (1)	25,575	27,322	.52
Freddie Mac:
3.125% 2010	73,990	75,798
5.25%-5.50% 2011-2016	40,000	45,071	.38
Other securities		155,096	.47
		4,523,764	14.05

Bonds & notes of governments & government agencies outside the U.S. - 7.33%
German Government:
3.75% 2013	€79,815	117,884
4.25% 2014	121,020	184,052
Series 6, 4.00% 2016	72,120	108,331
Series 8, 4.25% 2018	168,686	259,926
6.25% 2030	11,120	20,750	2.15
Japanese Government:
1.30% 2011	¥7,643,050	85,948
1.70% 2017	10,704,850	125,106
1.50%-2.40% 2010-2038	16,406,500	196,954	1.27
Israeli Government:
6.00% 2010 (4)	ILS 405,580	112,275
5.50% 2017 (4)	318,800	88,992	.63
United Kingdom 5.00% 2018	£55,620	93,660	.29
Other securities		966,893	2.99
		2,360,771	7.33

Asset-backed obligations (3) - 6.62%
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 1.916% 2013 (1)	$125,000	93,113	.29
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 1.235% 2012 (1)	87,981	81,368	.25
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037 (1)	8,477	2,292	.01
Other securities		1,955,837	6.07
		2,132,610	6.62

Municipals - 0.23%
Other securities		73,732	.23

Total bonds & notes (cost: $34,084,387,000)		29,344,260	91.17

			Percent
		Value	of net
Convertible securities - 0.29%	Shares	(000)	assets

Other - 0.29%
Bank of America Corp., Series L, 7.25% convertible preferred	70,000	45,500	.14
Fannie Mae, Series 2004-1, 5.375% convertible preferred (4)	400	220	.00
Other securities		48,995	.15

Total convertible securities (cost: $152,844,000)		94,715	.29

			Percent
		Value	of net
Preferred securities - 3.18%	Shares	(000)	assets

Financials - 3.17%
JPMorgan Chase & Co., Series I, 7.90% (1)	138,220,000	115,279	.36
Bank of America Corp.:
Series K, 8.00% noncumulative (1)	70,115,000	50,505
Series M, 8.125% noncumulative (1)	54,210,000	40,617
Series E, 0% depositary shares	1,384,800	16,206	.33
SMFG Preferred Capital USD 1 Ltd. 6.078% (1) (2)	116,569,000	79,224	.25
Fannie Mae:
Series O, 7.00% (1) (2)	4,485,673	4,626
Series S, 8.25% noncumulative	375,300	324
Series R, 7.625%	382,800	284	.02
Freddie Mac:
Series V, 5.57%	3,356,231	1,284
Series Z, 8.375%	2,663,885	1,179
Series W, 5.66%	1,548,000	871
Series F, 5.00%	294,375	159
Series U, 5.90%	496,600	154
Series Y, 6.55%	374,269	108	.01
Other securities		708,658	2.20
		1,019,478	3.17

U.S. government agency securities - 0.01%
Other securities		3,217	.01

Total preferred securities (cost: $1,949,073,000)		1,022,695	3.18

			Percent
		Value	of net
Common stocks - 0.08%		(000)	assets

Other - 0.08%
Other securities		24,763	.08

Total common stocks (cost: $55,394,000)		24,763	.08

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $143,000)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.41%	(000)	(000)	assets

Federal Home Loan Bank 0.20%-3.30% due 1/2-6/26/2009	$219,600	219,447	.68
Fannie Mae 0.25%-2.10% due 2/3-4/15/2009	145,167	145,058	.45
Freddie Mac 0.45%-2.40% due 3/2-7/7/2009	131,600	131,411	.41
Hewlett-Packard Co. 2.20% due 2/3-2/4/2009 (2)	110,000	109,874	.34
U.S. Treasury Bills 1.09%-1.95% due 2/5-4/16/2009	106,700	106,678	.33
International Bank for Reconstruction and Development 0.22%-2.10% due 1/20-3/11/2009	104,900	104,846	.33
Procter & Gamble International Funding S.C.A. 0.12%-1.00% due 2/26-5/28/2009 (2)	96,500	96,453	.30
Wal-Mart Stores Inc. 0.25% due 6/16/2009 (2)	78,100	78,009	.24
Bank of America Corp. 3.75% due 3/9/2009	50,000	49,894
Enterprise Funding Co. LLC 1.40%-2.25% due 1/7-2/2/2009 (2)	24,692	24,661	.23
Other securities		354,176	1.10

Total short-term securities (cost: $1,419,110,000)		1,420,507	4.41

Total investment securities (cost: $37,660,951,000)		31,906,940	99.13
Other assets less liabilities		281,071	.87

Net assets		$32,188,011	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $15,269,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The value of the fund's holdings in affiliated companies is included in "Other securities"
under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/08 (000)

ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$2,549
Clarent Hospital Corp. (4) (6)	331,291	-	-	331,291	-	3
					-	$2,552

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,944,277,000, which represented 15.36% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $1,343,327,000, which represented 4.17% of the net assets of the fund.

(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Security did not produce income during the last 12 months.

Key to abbreviation and symbols

A$ = Australian dollars
€ = Euros
£ = British pounds
ILS = Israeli shekels
¥ = Japanese yen

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $37,645,108)	$31,904,388
Affiliated issuers (cost: $15,843)	2,552	$31,906,940
Cash		44,453
Unrealized gain on forward currency contracts		5,746
Receivables for:
Sales of investments	54,493
Sales of fund's shares	153,374
Dividends and interest	405,015	612,882
		32,570,021
Liabilities:
Unrealized loss on forward currency contracts		43,590
Payables for:
Purchases of investments	186,740
Repurchases of fund's shares	130,586
Investment advisory services	6,373
Services provided by affiliates	13,899
Directors' deferred compensation	331
Other	491	338,420
Net assets at December 31, 2008		$32,188,011

Net assets consist of:
Capital paid in on shares of capital stock		$39,792,180
Distributions in excess of net investment income		(42,588)
Accumulated net realized loss		(1,768,302)
Net unrealized depreciation		(5,793,279)
Net assets at December 31, 2008		$32,188,011

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,000,000 shares, $.001par value (2,992,699 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$21,986,979	2,044,250	$10.76
Class B	1,227,225	114,102	10.76
Class C	2,274,063	211,432	10.76
Class F-1	2,652,992	246,663	10.76
Class F-2	98,649	9,171	10.76
Class 529-A	547,204	50,877	10.76
Class 529-B	71,447	6,643	10.76
Class 529-C	258,191	24,006	10.76
Class 529-E	28,693	2,668	10.76
Class 529-F-1	25,882	2,407	10.76
Class R-1	87,504	8,136	10.76
Class R-2	615,855	57,261	10.76
Class R-3	939,346	87,336	10.76
Class R-4	706,627	65,699	10.76
Class R-5	667,354	62,048	10.76

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $11.18 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $552)	$2,243,986
Dividends	39,414	$2,283,400

Fees and expenses*:
Investment advisory services	90,043
Distribution services	126,152
Transfer agent services	33,537
Administrative services	17,440
Reports to shareholders	1,412
Registration statement and prospectus	1,604
Postage, stationery and supplies	2,848
Directors' compensation	116
Auditing and legal	195
Custodian	1,236
State and local taxes	261
Other	8
Total fees and expenses before waiver	274,852
Less investment advisory services waiver	9,004
Total fees and expenses after waiver		265,848
Net investment income		2,017,552

Netrealized loss andunrealized depreciation on investments and currency:
Net realized (loss) gain on:
Investments	(1,287,316)
Currency transactions	71,911	(1,215,405)
Net unrealized depreciation on:
Investments	(5,483,400)
Currency translations	(43,226)	(5,526,626)
Net realized loss and unrealized depreciation on investments and currency		(6,742,031)
Net decrease in net assets resulting from operations		$(4,724,479)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended December 31
	2008	2007
Operations:
Net investment income	$2,017,552	$1,643,458
Net realized (loss) gain on investments and currency transactions	(1,215,405)	114,344
Net unrealized depreciation on investments and currency translations	(5,526,626)	(731,832)
Net (decrease) increase in net assets resulting from operations	(4,724,479)	1,025,970

Dividends paid to shareholders from net investment income	(2,153,748)	(1,685,415)

Net capital share transactions	3,247,995	8,469,888

Total (decrease) increase in net assets	(3,630,232)	7,810,443

Net assets:
Beginning of year	35,818,243	28,007,800

End of year (including distributions in excess of and undistributed net investment income: $(42,588) and $27,903, respectively)	$32,188,011	$35,818,243

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. Treasury. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended December 31, 2008, non-U.S. taxes paid on realized gains were $32,000. As of December 31, 2008, there was no liability for non-U.S. taxes based on unrealized gains.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2008, the fund reclassified $65,801,000 from accumulated net realized loss to distributions in excess of net investment income and $96,000 from distributions in excess of net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of December 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$39,042
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(113,391)
Capital loss carryforwards†:
Expiring 2010	$(125,233)
Expiring 2011	(243,982)
Expiring 2014	(69,196)
Expiring 2016	(959,389)	(1,397,800)
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*		(330,710)
Gross unrealized appreciation on investment securities		906,914
Gross unrealized depreciation on investment securities		(6,711,868)
Net unrealized depreciation on investment securities		(5,804,954)
Cost of investment securities		37,711,894

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

	Year ended December 31
Share class	2008	2007

Class A	$1,505,354	$1,227,002
Class B	77,235	68,347
Class C	136,921	101,185
Class F-1	183,086	127,436
Class F-2*	1,971	-
Class 529-A	34,549	24,467
Class 529-B	4,096	3,260
Class 529-C	14,236	9,501
Class 529-E	1,715	1,231
Class 529-F-1	1,624	1,020
Class R-1	4,662	2,340
Class R-2	35,404	26,648
Class R-3	59,775	39,139
Class R-4	47,010	26,924
Class R-5	46,110	26,915
Total	$2,153,748	$1,685,415

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC waived a portion of its investment advisory services fee from September 1, 2004, through December 31, 2008. During the year ended December 31, 2008, total investment advisory services fees waived by CRMC were $9,004,000. As a result, the fee shown on the accompanying financial statements of $90,043,000, which was equivalent to an annualized rate of 0.252%, was reduced to $81,039,000, or 0.227% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2008, unreimbursed expenses subject to reimbursement totaled $4,453,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$61,314	$31,795	Not applicable	Not applicable	Not applicable
Class B	14,378	1,742	Not applicable	Not applicable	Not applicable
Class C	25,500	Included in administrative services	$3,551	$594	Not applicable
Class F-1	7,441		3,327	373	Not applicable
Class F-2 *	Not applicable		28	4	Not applicable
Class 529-A	1,158		523	106	$ 559
Class 529-B	766		73	28	77
Class 529-C	2,635		246	75	264
Class 529-E	145		27	5	29
Class 529-F-1	-		23	5	25
Class R-1	838		97	55	Not applicable
Class R-2	4,994		999	2,394	Not applicable
Class R-3	5,083		1,464	663	Not applicable
Class R-4	1,900		1,077	46	Not applicable
Class R-5	Not applicable		679	24	Not applicable
Total	$126,152	$33,537	$12,114	$4,372	$954

* Class F-2 was offered beginning August 1, 2008.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $116,000, shown on the accompanying financial statements, includes $292,000 in current fees (either paid in cash or deferred) and a net decrease of $176,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

 5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts
Level 1 – Quoted prices	$105,352
Level 2 – Other significant observable inputs	31,277,667	$(37,844	) (*)
Level 3 – Significant unobservable inputs	523,921
Total	$31,906,940

(*) Net unrealized depreciation on forward currency contracts is not included in the summary investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the year ended December 31, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$529,372
Net purchases	12,654
Net realized loss (†)	(706)
Net unrealized depreciation (†)	(30,055)
Net transfers into Level 3	12,656
Ending value at 12/31/2008	$523,921

Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2008 (†)	$(9,519)

(†) Net realized loss and net unrealized depreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2008
Class A	$6,852,721	563,129	$1,370,285	116,136	$(6,431,432)	(541,018)	$1,791,574	138,247
Class B	304,429	24,965	68,497	5,813	(397,075)	(33,311)	(24,149)	(2,533)
Class C	922,097	75,445	120,888	10,276	(809,514)	(68,089)	233,471	17,632
Class F-1	1,692,529	139,793	157,443	13,367	(1,572,023)	(133,348)	277,949	19,812
Class F-2†	125,467	11,218	1,582	147	(23,803)	(2,194)	103,246	9,171
Class 529-A	160,968	13,215	34,433	2,929	(70,702)	(5,954)	124,699	10,190
Class 529-B	13,620	1,118	4,082	348	(8,590)	(725)	9,112	741
Class 529-C	92,811	7,615	14,184	1,211	(44,239)	(3,731)	62,756	5,095
Class 529-E	8,810	727	1,709	146	(3,943)	(331)	6,576	542
Class 529-F-1	11,194	927	1,615	138	(4,241)	(366)	8,568	699
Class R-1	54,856	4,492	4,534	388	(26,516)	(2,206)	32,874	2,674
Class R-2	295,996	24,167	35,134	2,992	(235,150)	(19,523)	95,980	7,636
Class R-3	512,079	41,561	59,475	5,056	(382,379)	(31,909)	189,175	14,708
Class R-4	382,804	31,033	46,848	3,980	(265,125)	(22,311)	164,527	12,702
Class R-5	371,353	30,448	42,060	3,567	(241,776)	(20,583)	171,637	13,432
Total net increase
(decrease)	$11,801,734	969,853	$1,962,769	166,494	$(10,516,508)	(885,599)	$3,247,995	250,748

Year ended December 31, 2007
Class A	$7,454,214	561,931	$1,094,271	82,834	$(3,855,437)	(291,100)	$4,693,048	353,665
Class B	264,610	19,942	58,649	4,439	(228,934)	(17,270)	94,325	7,111
Class C	1,036,755	78,152	88,010	6,667	(393,914)	(29,739)	730,851	55,080
Class F-1	1,824,172	137,537	106,373	8,060	(525,612)	(39,715)	1,404,933	105,882
Class 529-A	168,258	12,695	24,423	1,849	(39,488)	(2,987)	153,193	11,557
Class 529-B	12,825	967	3,252	246	(6,116)	(462)	9,961	751
Class 529-C	95,996	7,242	9,482	719	(23,745)	(1,797)	81,733	6,164
Class 529-E	8,587	648	1,228	93	(2,540)	(192)	7,275	549
Class 529-F-1	9,475	715	1,016	77	(2,310)	(175)	8,181	617
Class R-1	54,425	4,109	2,280	173	(13,406)	(1,012)	43,299	3,270
Class R-2	305,834	23,063	26,477	2,005	(171,711)	(12,960)	160,600	12,108
Class R-3	597,983	45,096	38,966	2,952	(241,796)	(18,240)	395,153	29,808
Class R-4	462,027	34,956	26,857	2,036	(111,187)	(8,393)	377,697	28,599
Class R-5	368,202	27,804	23,822	1,805	(82,385)	(6,223)	309,639	23,386
Total net increase
(decrease)	$12,663,363	954,857	$1,505,106	113,955	$(5,698,581)	(430,265)	$8,469,888	638,547

(*) Includes exchanges between share classes of the fund.
(†) Class F-2 was offered beginning August 1, 2008.

7. Forward currency contracts

As of December 31, 2008, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at December 31, 2008

				Unrealized
				(depreciation)
	Receive	Deliver	Amount	appreciation
Purchases:

Euros
expiring 2/27/2009	€3,876	$5,537	$5,391	$(146)

Sales:

Australian dollars
expiring 1/22 to 1/27/2009	$59,679	$ A89,980	63,816	(4,137)

British pounds
expiring 1/7 to 2/10/2009	189,859	£127,370	185,136	4,723

Euros
expiring 1/7 to 1/29/2009	774,459	€579,655	807,059	(32,600)

Israeli shekels
expiring 1/8 to 1/16/2009	85,001	ILS 339,045	89,619	(4,618)

Japanese yen
expiring 1/15 to 1/29/2009	142,942	¥13,073,684	143,909	(967)

Polish zloty
expiring 1/26/2009	29,600	PLN88,000	29,699	(99)

			1,319,238	(37,698)

Forward currency contracts - net				$(37,844)

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,225,234,000 and $13,396,294,000, respectively, during the year ended December 31, 2008.

 Financial highlights (1)

		(Loss) income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers	Ratio of expenses to average net assets after reimbursements /waivers (4)	Ratio of net income to average net assets (4)
Class A:
Year ended 12/31/2008	$13.06	$.70	$(2.25)	$(1.55)	$(.75)	$10.76	(12.24)%	$21,987.65%		.63%	5.76%
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898.63		.61	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.88	20,670.65		.62	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738.65		.62	4.60
Year ended 12/31/2004	13.51	.61	.16	.77	(.63)	13.65	5.85	15,822.65		.65	4.54
Class B:
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Year ended 12/31/2006	13.22	.57	.09	.66	(.56)	13.32	5.09	1,458	1.40	1.37	4.33
Year ended 12/31/2005	13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415	1.38	1.36	3.87
Year ended 12/31/2004	13.51	.51	.16	.67	(.53)	13.65	5.07	1,394	1.39	1.38	3.80
Class C:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.04	1,847	1.45	1.42	4.27
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429	1.44	1.42	3.81
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.99	1,123	1.46	1.45	3.71
Class F-1:
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653.64		.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963.62		.60	5.22
Year ended 12/31/2006	13.22	.67	.09	.76	(.66)	13.32	5.90	1,611.63		.60	5.07
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.92	803.65		.63	4.60
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	487.70		.69	4.46
Class F-2:
Period from 8/4/2008 to 12/31/2008	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99.18		.17	2.69
Class 529-A:
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547.69		.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532.69		.67	5.17
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.85	388.68		.66	5.05
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.88	273.69		.67	4.57
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.80	187.70		.70	4.48
Class 529-B:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.97	69	1.53	1.50	4.20
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.02	58	1.54	1.52	3.71
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.86	49	1.59	1.58	3.60
Class 529-C:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Year ended 12/31/2006	13.22	.55	.09	.64	(.54)	13.32	4.99	170	1.51	1.49	4.22
Year ended 12/31/2005	13.65	.50	(.36)	.14	(.57)	13.22	1.03	121	1.53	1.51	3.74
Year ended 12/31/2004	13.51	.48	.16	.64	(.50)	13.65	4.88	86	1.57	1.57	3.61
Class 529-E:
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29.99		.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28.98		.96	4.88
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.53	21.99		.97	4.74
Year ended 12/31/2005	13.65	.57	(.36)	.21	(.64)	13.22	1.56	15	1.01	.99	4.25
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.43	11	1.05	1.05	4.13

Class 529-F-1:
Year ended 12/31/2008	$13.06	$.72	$(2.25)	$(1.53)	$(.77)	$10.76	(12.10)%	$26.49%		.46%	5.96%
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22.48		.46	5.38
Year ended 12/31/2006	13.22	.69	.09	.78	(.68)	13.32	6.05	14.49		.46	5.25
Year ended 12/31/2005	13.65	.62	(.36)	.26	(.69)	13.22	1.98	7.58		.56	4.69
Year ended 12/31/2004	13.51	.59	.16	.75	(.61)	13.65	5.69	4.80		.80	4.36
Class R-1:
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.05	29	1.49	1.42	4.28
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.11	18	1.51	1.43	3.82
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	4.98	11	1.55	1.47	3.70
Class R-2:
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Year ended 12/31/2006	13.22	.56	.09	.65	(.55)	13.32	5.06	500	1.67	1.41	4.30
Year ended 12/31/2005	13.65	.51	(.36)	.15	(.58)	13.22	1.14	352	1.74	1.41	3.84
Year ended 12/31/2004	13.51	.50	.16	.66	(.52)	13.65	5.02	238	1.85	1.43	3.73
Class R-3:
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939.98		.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949.98		.95	4.89
Year ended 12/31/2006	13.22	.62	.09	.71	(.61)	13.32	5.49	570	1.02	.99	4.71
Year ended 12/31/2005	13.65	.56	(.36)	.20	(.63)	13.22	1.53	361	1.05	1.02	4.23
Year ended 12/31/2004	13.51	.55	.16	.71	(.57)	13.65	5.42	213	1.06	1.05	4.12
Class R-4:
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707.67		.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692.66		.64	5.22
Year ended 12/31/2006	13.22	.66	.09	.75	(.65)	13.32	5.86	325.67		.65	5.06
Year ended 12/31/2005	13.65	.61	(.36)	.25	(.68)	13.22	1.91	182.67		.65	4.61
Year ended 12/31/2004	13.51	.60	.16	.76	(.62)	13.65	5.81	77.68		.68	4.48
Class R-5:
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667.37		.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635.36		.34	5.50
Year ended 12/31/2006	13.22	.70	.09	.79	(.69)	13.32	6.17	336.37		.35	5.36
Year ended 12/31/2005	13.65	.66	(.36)	.30	(.73)	13.22	2.21	204.37		.35	4.91
Year ended 12/31/2004	13.51	.65	.16	.81	(.67)	13.65	6.14	127.37		.37	4.81

	Year ended December 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	57%	58%	53%	50%	45%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The Bond Fund of America, Inc. (the “Fund”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 10, 2009

Tax information
                                                                                                                          unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2008:

Qualified dividend income	$129,480,000
Corporate dividends received deduction	$41,849,000
U.S. government income that may be exempt from state taxation	$122,910,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant is a joint-insured party under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.
Article VI of the Registrant's Articles of Incorporation and Article 5 of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 16.	Exhibits

(1)
Articles of Incorporation of the Registrant – Incorporated herein by reference from Post- Effective Amendment No. 41 filed 2/28/97; No. 46 filed 3/9/00; No. 47 filed 3/9/01; No. 48 filed 2/15/02; No. 54 filed 2/28/07, No. 56 filed 7/1/08, No. 58 filed 4/8/09.

(2)	By-laws of the Registrant.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization and Liquidation – Filed herewith as Appendix B to the Combined Proxy Statement/Prospectus.

(5)	Instruments defining the rights of shareholders are incorporated herein by reference from the Registrant’s Articles of Incorporation and By-laws.

(6)	Amended Investment Advisory and Service Agreement dated 11/1/07 - Incorporated herein by reference from Post- Effective Amendment No. 55 filed 2/29/08.

(7)
Underwriting Contracts – Form of Selling Group Agreement – Incorporated herein by reference from Post- Effective Amendment No. 49 filed 5/13/02; Form of Selling Group Agreement effective 11/1/06 – Incorporated herein by reference from Post- Effective Amendment No. 54 filed 2/28/07; Form of Amendment to Selling Group Agreement effective 2/1/07 – Incorporated herein by reference from Post- Effective Amendment No. 54 filed 2/28/07; Form of Amendment to Selling Group Agreement effective 10/1/08 Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Selling Group Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09; Form of Bank Selling Group Agreement – Incorporated herein by reference from Post- Effective Amendment No. 49 filed 5/13/02;  Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment  No. 58 filed 4/8/09; Form of Omnibus addendum to the Selling Group Agreement – Incorporated herein by reference from Post- Effective Amendment No. 49 filed 5/13/02; Form of Institutional Selling Group Agreement – Incorporated herein by reference from Post- Effective Amendment No. 52 filed 2/25/05; Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – Incorporated herein by reference from Post- Effective Amendment No. 55 filed 2/29/08; Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Institutional Selling Group Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09; Form of Class F Share Participation Agreement – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Class F Share Participation Agreement effective 8/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/0); Form of Amendment to Class F Share Participation Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/0);Form of Bank/Trust Company Participation Agreement for Class F Shares – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 8/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09); and Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09).

(8)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan as amended 1/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 55 filed 2/29/08.

(9)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – Incorporated herein by reference from Post- Effective Amendment No. 54 filed 2/28/07.

(10)
Forms of Plans of Distribution– Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 – Incorporated herein by reference from Post- Effective Amendment No. 55 filed 2/29/08; Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 Incorporated herein by reference from Post- Effective Amendment No. 56 filed 7/1/08; Form of Amended and Restated Multiple Class Plan effective 5/1/09 – Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09.

(11)	Opinion of Bingham McCutchen LLP – To be provided by amendment.

(12)	Opinion of Bingham McCutchen LLP regarding tax matters – To be provided by amendment.

(13)
Other Material Contracts - Amended Shareholder Services Agreement dated of 4/1/03 - Incorporated herein by reference from Post- Effective Amendment No. 51 filed on 2/27/04; and Form of Indemnification Agreement dated 7/1/04 – Incorporated herein by reference from Post- Effective Amendment No. 52 filed 2/25/05; Form of Amendment to Shareholder Services Agreement dated 11/1/06 – Incorporated herein by reference from Post- Effective Amendment No. 54 filed 2/28/07; Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – Incorporated herein by reference from Post- Effective Amendment No. 57 filed 2/27/09); and Form of Amended and Restated Administrative Services Agreement effective 5/1/09 Incorporated herein by reference from Post- Effective Amendment No. 58 filed 4/8/09.

(14)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm – to be provided by amendment.

(15)	Not applicable.

(16)	Powers of Attorney.

(17)	Code of Ethics for The Capital Group Companies and Code of Ethics for the Registrant.

Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to the be initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 14th day of October, 2009.

THE BOND FUND OF AMERICA

By: /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below on October 14, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Abner D. Goldstine	President/PEO and Director
(Abner D. Goldstine)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Directors:
	Richard G. Capen, Jr.*	Director
	H. Frederick Christie*	Director
	James G. Ellis*	Director
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Director
	/s/ Abner D. Goldstine	President/PEO and Director
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Director
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Director
	Laurel B. Mitchell*	Director
	Richard G. Newman*	Director
	Frank M. Sanchez*	Director
	Steadman Upham*	Director

* Powers of attorney are incorporated by reference herein as Exhibit 16.

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Richard G. Capen
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ Steadman Upham
Steadman Upham, Board member